Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (6.2%)
	Commonwealth Bank of Australia	11,978,681	888,942
	CSL Ltd.	3,067,450	640,886
	BHP Group Ltd.	19,886,464	531,125
	Westpac Banking Corp.	24,762,054	457,937
	National Australia Bank Ltd.	22,268,578	439,159
	Australia & New Zealand Banking Group Ltd.	19,209,495	385,776
	Wesfarmers Ltd.	7,638,949	303,827
	Macquarie Group Ltd.	2,251,501	290,885
	Woolworths Group Ltd.	8,559,241	240,414
	Goodman Group	12,233,486	188,238
	Transurban Group (XASX)	18,485,804	186,309
	Rio Tinto Ltd.	2,504,968	178,331
	Aristocrat Leisure Ltd.	4,309,561	143,321
*	Afterpay Ltd.	1,507,171	130,936
	Amcor plc GDR	10,409,321	121,012
	Fortescue Metals Group Ltd.	10,733,589	114,334
	Woodside Petroleum Ltd.	6,504,366	111,220
	James Hardie Industries plc GDR	2,998,269	106,352
	Coles Group Ltd.	8,561,042	103,991
	Sonic Healthcare Ltd.	3,224,415	93,183
	Newcrest Mining Ltd.	5,504,242	91,248
*	Xero Ltd.	842,157	82,640
	QBE Insurance Group Ltd.	9,956,171	82,021
	South32 Ltd.	31,839,790	79,012
	Telstra Corp. Ltd.	28,175,002	78,949
	Suncorp Group Ltd.	8,667,324	77,070
	ASX Ltd.	1,307,887	75,512
	Brambles Ltd.	9,811,554	75,446
	Scentre Group	34,949,851	74,386
	Cochlear Ltd.	431,629	67,534
	Santos Ltd.	11,958,499	61,252
	Ramsay Health Care Ltd.	1,182,139	58,583
	Insurance Australia Group Ltd.	16,603,487	57,984
	Mirvac Group	26,516,872	56,249
	Dexus	7,250,845	55,807
*	Sydney Airport	8,944,694	52,531
	SEEK Ltd.	2,350,472	51,671
	Stockland	16,079,021	50,989
	APA Group	7,983,933	49,730
	BlueScope Steel Ltd.	3,395,844	49,204
	Tabcorp Holdings Ltd.	14,015,300	48,697
	Medibank Pvt Ltd.	18,640,935	47,594

		Shares	Market Value ($000)
	Northern Star Resources Ltd.	7,665,284	46,947
	Domino's Pizza Enterprises Ltd.	410,425	46,944
	Computershare Ltd. (XASX)	3,620,260	46,814
	GPT Group	12,916,883	46,525
	Oil Search Ltd.	13,991,932	43,542
	Treasury Wine Estates Ltd.	4,866,605	42,914
	Endeavour Group Ltd.	8,568,033	42,875
	Origin Energy Ltd.	11,873,443	39,835
	REA Group Ltd.	340,507	38,352
	Charter Hall Group	3,141,120	37,980
	Lendlease Corp. Ltd.	4,631,238	35,607
	OZ Minerals Ltd.	2,194,844	35,239
	carsales.com Ltd.	1,816,788	32,610
	Ampol Ltd.	1,615,395	32,239
	Aurizon Holdings Ltd.	11,851,008	32,086
	Vicinity Centres	25,494,911	30,141
	Atlas Arteria Ltd.	6,482,469	29,891
	Mineral Resources Ltd.	941,222	29,871
	IDP Education Ltd.	1,227,130	29,713
	ALS Ltd.	3,248,309	29,254
	Evolution Mining Ltd.	11,504,075	29,088
*	Lynas Rare Earths Ltd.	6,106,527	28,897
	Bank of Queensland Ltd.	4,331,578	28,889
	Incitec Pivot Ltd.	13,104,077	27,258
	Orica Ltd.	2,745,862	26,820
	IGO Ltd.	4,212,447	26,400
*	NEXTDC Ltd.	3,076,964	26,211
	Alumina Ltd.	17,022,258	25,344
*	Pilbara Minerals Ltd.	17,384,370	25,052
	JB Hi-Fi Ltd.	765,499	24,890
	Bendigo & Adelaide Bank Ltd.	3,693,085	24,814
	Reece Ltd.	1,796,548	24,229
*	Orocobre Ltd.	3,934,359	24,181
	Magellan Financial Group Ltd.	933,230	23,425
	Qube Holdings Ltd.	9,945,581	23,274
*	Virgin Money UK plc	8,420,039	23,049
	AusNet Services Ltd.	12,701,525	22,991
	Downer EDI Ltd.	4,756,516	21,680
	WiseTech Global Ltd.	570,394	21,631
	Ansell Ltd.	871,215	21,168
*	Transurban Group	2,040,903	20,893
	Challenger Ltd.	4,561,251	20,297
*	Qantas Airways Ltd.	4,985,801	20,108
	Steadfast Group Ltd.	5,801,231	20,027
	Breville Group Ltd.	947,361	19,503
	Reliance Worldwide Corp. Ltd.	5,315,137	19,327
*	Star Entertainment Grp Ltd.	5,842,039	18,556
	Altium Ltd.	735,238	18,550
	Nine Entertainment Co. Holdings Ltd.	9,853,509	18,416
	Iluka Resources Ltd.	2,845,907	18,307
	Metcash Ltd.	6,513,338	18,218
	Cleanaway Waste Management Ltd.	9,219,624	18,094
	Worley Ltd.	2,544,901	17,904
	AGL Energy Ltd.	4,214,455	17,404
[1]	Washington H Soul Pattinson & Co. Ltd.	618,175	17,180
*	Crown Resorts Ltd.	2,359,763	16,153
	ARB Corp. Ltd.	458,598	15,948
*	AMP Ltd.	22,025,518	15,531

		Shares	Market Value ($000)
*,1	Zip Co. Ltd.	3,120,933	15,393
	nib holdings Ltd.	3,109,148	15,316
	Pendal Group Ltd.	2,618,021	15,233
*,1	Flight Centre Travel Group Ltd.	972,701	14,833
	Harvey Norman Holdings Ltd.	3,988,408	14,302
	Shopping Centres Australasia Property Group	7,368,570	14,114
	Eagers Automotive Ltd.	1,316,953	13,996
	Seven Group Holdings Ltd.	953,472	13,970
*	Whitehaven Coal Ltd.	5,859,237	13,412
	Healius Ltd.	3,911,674	13,352
	IOOF Holdings Ltd.	4,355,376	13,295
	CSR Ltd.	3,287,555	13,069
	Orora Ltd.	5,919,348	13,044
	Charter Hall Long Wale REIT	3,651,157	12,905
	National Storage REIT	7,727,538	12,681
	Beach Energy Ltd.	11,865,708	12,672
	TPG Telecom Ltd.	2,501,260	12,586
*	Corporate Travel Management Ltd.	718,391	12,529
	Bapcor Ltd.	2,310,082	12,461
*	Uniti Group Ltd.	4,507,776	12,425
*	Boral Ltd.	2,710,788	11,926
	Premier Investments Ltd.	547,208	11,764
*	Imugene Ltd.	34,212,903	11,534
*,1	Webjet Ltd.	2,534,982	11,403
	Centuria Capital Group	4,654,677	11,326
	Link Administration Holdings Ltd.	3,547,132	11,123
	Pro Medicus Ltd.	278,690	10,812
*	Megaport Ltd.	903,578	10,798
	Waypoint REIT	5,408,842	10,610
	Sims Ltd.	1,119,248	10,514
	IRESS Ltd.	1,284,556	10,477
*	Champion Iron Ltd.	3,046,035	10,415
	Perpetual Ltd.	380,123	10,276
*	PointsBet Holdings Ltd.	1,416,022	10,135
	Lifestyle Communities Ltd.	635,320	10,023
[2]	Viva Energy Group Ltd.	5,917,050	10,006
	Super Retail Group Ltd.	1,125,978	9,798
*	Chalice Mining Ltd.	2,106,768	9,572
	Ingenia Communities Group	2,022,377	9,517
	BWP Trust	3,273,449	9,354
	Charter Hall Retail REIT	3,284,981	9,314
	Elders Ltd.	1,057,568	9,239
	CIMIC Group Ltd.	627,124	8,760
*	Perseus Mining Ltd.	8,308,172	8,358
	Credit Corp. Group Ltd.	386,730	8,343
	InvoCare Ltd.	992,276	8,337
*,1	Liontown Resources Ltd.	8,120,751	8,319
	Centuria Industrial REIT	3,086,049	8,205
	Technology One Ltd.	1,008,068	8,139
	Clinuvel Pharmaceuticals Ltd.	262,207	8,018
	Abacus Property Group	3,120,744	7,908
	AUB Group Ltd.	463,436	7,863
	Bega Cheese Ltd.	2,010,301	7,722
*	EVENT Hospitality and Entertainment Ltd.	694,427	7,664
	Deterra Royalties Ltd.	2,796,959	7,527
	Codan Ltd.	814,763	7,396
*	Nufarm Ltd.	2,146,700	7,334
*	Paladin Energy Ltd.	14,684,042	7,219

		Shares	Market Value ($000)
	Brickworks Ltd.	395,751	7,040
	GrainCorp Ltd. Class A	1,551,011	6,999
	Adbri Ltd.	3,022,164	6,961
	IPH Ltd.	1,062,367	6,938
*	Nanosonics Ltd.	1,549,735	6,937
	Costa Group Holdings Ltd. (XASX)	2,965,493	6,915
	Regis Resources Ltd.	4,744,702	6,880
	Pinnacle Investment Management Group Ltd.	606,223	6,788
	HUB24 Ltd.	325,354	6,699
	Blackmores Ltd.	98,245	6,652
	Aventus Group	2,823,475	6,485
	Arena REIT	2,132,554	6,458
*	Temple & Webster Group Ltd.	711,196	6,353
	Collins Foods Ltd.	711,680	6,188
	Domain Holdings Australia Ltd.	1,530,224	6,111
*	Tyro Payments Ltd.	2,197,428	6,098
	Australian Ethical Investment Ltd.	747,556	5,929
	Charter Hall Social Infrastructure REIT	2,248,209	5,765
*	De Grey Mining Ltd.	8,179,385	5,725
	Netwealth Group Ltd.	554,357	5,722
*,2	Life360 Inc. GDR	885,566	5,701
*	ioneer Ltd.	12,620,117	5,663
	Centuria Office REIT	3,102,746	5,584
	Nickel Mines Ltd.	8,367,215	5,568
*	EML Payments Ltd.	2,016,276	5,537
	SeaLink Travel Group Ltd.	855,629	5,474
	Growthpoint Properties Australia Ltd.	1,850,563	5,420
	Cromwell Property Group	9,391,054	5,370
*	PolyNovo Ltd.	3,909,881	5,334
*	Silver Lake Resources Ltd.	5,444,007	5,274
*,1	Vulcan Energy Resources Ltd.	574,864	5,269
	Ramelius Resources Ltd.	5,410,904	5,208
	United Malt Grp Ltd.	1,779,942	5,185
[1]	Home Consortium Ltd.	920,001	5,082
	Platinum Asset Management Ltd.	2,001,841	5,023
	Lovisa Holdings Ltd.	364,938	4,923
	Gold Road Resources Ltd.	5,645,045	4,872
	Select Harvests Ltd.	815,934	4,835
*	Australian Strategic Materials Ltd.	677,596	4,819
	Sandfire Resources Ltd. (XASX)	1,207,412	4,710
	Rural Funds Group	2,443,463	4,666
	Appen Ltd.	723,627	4,594
*,1	Mesoblast Ltd.	3,818,570	4,564
	St. Barbara Ltd.	4,723,096	4,552
	GUD Holdings Ltd.	623,704	4,551
*	Western Areas Ltd.	2,122,602	4,533
*,2	Coronado Global Resources Inc. GDR	4,869,327	4,495
*	City Chic Collective Ltd.	966,544	4,492
*	Dubber Corp. Ltd.	1,745,540	4,445
*	Sandfire Resources Ltd.	1,105,380	4,379
	Hansen Technologies Ltd.	1,098,583	4,350
	Genworth Mortgage Insurance Australia Ltd.	2,717,127	4,300
*	Telix Pharmaceuticals Ltd.	986,858	4,251
*	West African Resources Ltd.	6,051,976	4,247
*	G8 Education Ltd.	5,591,203	4,205
*	oOh!media Ltd.	3,252,987	4,132
	Imdex Ltd.	2,466,686	4,116
*	Redbubble Ltd.	1,258,292	3,927

		Shares	Market Value ($000)
*	Omni Bridgeway Ltd.	1,583,252	3,919
	Johns Lyng Group Ltd.	885,530	3,899
	Jumbo Interactive Ltd.	338,286	3,881
	SmartGroup Corp. Ltd.	567,253	3,871
	Monadelphous Group Ltd.	584,879	3,776
	Pact Group Holdings Ltd.	1,344,615	3,667
*	Karoon Energy Ltd.	3,285,463	3,628
	McMillan Shakespeare Ltd.	345,351	3,599
	Inghams Group Ltd.	1,217,914	3,587
*	nearmap Ltd.	2,656,275	3,562
	Tassal Group Ltd.	1,403,471	3,548
*	Eclipx Group Ltd.	1,995,730	3,526
	Accent Group Ltd.	2,168,601	3,495
	Bravura Solutions Ltd.	1,589,341	3,485
*,1	Betmakers Technology Group Ltd.	4,622,853	3,485
[1]	Kogan.com Ltd.	443,564	3,452
	Integral Diagnostics Ltd.	936,513	3,328
	GWA Group Ltd.	1,693,251	3,315
*	Bellevue Gold Ltd.	5,406,354	3,298
	Baby Bunting Group Ltd.	819,128	3,267
[1]	PPK Group Ltd.	296,331	3,263
	NRW Holdings Ltd.	2,902,401	3,218
	Data#3 Ltd.	928,727	3,195
	APN Industria REIT (XASX)	1,275,816	3,161
	Infomedia Ltd.	2,471,385	3,107
	Sigma Healthcare Ltd.	6,872,975	3,086
	Dicker Data Ltd.	340,509	3,066
*	Capricorn Metals Ltd.	1,934,090	2,977
	BWX Ltd.	837,237	2,932
*	Audinate Group Ltd.	407,943	2,927
	Money3 Corp. Ltd.	1,207,854	2,917
	Senex Energy Ltd.	1,098,274	2,912
	Hotel Property Investments	1,174,994	2,907
	Austal Ltd.	2,151,968	2,890
	Emeco Holdings Ltd.	3,746,905	2,816
	Australian Finance Group Ltd.	1,379,308	2,732
	Australian Pharmaceutical Industries Ltd.	2,564,238	2,731
*	Fineos Corp. Ltd. GDR	873,278	2,716
	HomeCo Daily Needs REIT	2,384,939	2,713
	Perenti Global Ltd.	4,554,392	2,648
	Southern Cross Media Group Ltd.	1,689,563	2,619
[1]	New Hope Corp. Ltd.	1,485,176	2,562
	Westgold Resources Ltd.	2,178,049	2,551
	Estia Health Ltd.	1,539,976	2,534
	MyState Ltd.	706,415	2,508
*	Starpharma Holdings Ltd. Class A	2,616,930	2,498
*	Syrah Resources Ltd.	3,199,331	2,416
	Service Stream Ltd.	3,793,009	2,413
	GDI Property Group	2,850,504	2,368
*	Nuix Ltd.	1,271,155	2,270
*,1	Carnarvon Petroleum Ltd.	9,911,992	2,244
*	Resolute Mining Ltd.	7,441,062	2,233
*	Opthea Ltd.	2,317,411	2,213
*	Mayne Pharma Group Ltd.	10,785,621	2,198
*	Myer Holdings Ltd.	5,193,599	2,123
*	Australian Agricultural Co. Ltd.	1,981,475	2,104
*,1,3	Paradigm Biopharmaceuticals Ltd.	1,333,256	2,098
*,1	Electro Optic Systems Holdings Ltd.	836,883	2,053

		Shares	Market Value ($000)
*	Superloop Ltd.	2,788,386	1,963
*	Alkane Resources Ltd.	2,965,197	1,819
*	Seven West Media Ltd.	6,274,873	1,810
*,1	Andromeda Metals Ltd.	16,465,902	1,808
[1]	Virtus Health Ltd.	425,000	1,801
	SG Fleet Group Ltd.	832,995	1,784
	Cedar Woods Properties Ltd.	398,481	1,745
*	Cooper Energy Ltd.	8,942,266	1,738
*	Japara Healthcare Ltd.	1,735,872	1,727
	Aurelia Metals Ltd.	7,933,479	1,720
	OFX Group Ltd.	1,446,975	1,654
	Macmahon Holdings Ltd.	11,169,463	1,604
*	Marley Spoon AG GDR	1,489,935	1,597
	Mount Gibson Iron Ltd.	4,592,672	1,587
*	Humm Group Ltd.	2,444,923	1,484
[1]	Regis Healthcare Ltd.	881,414	1,272
	Navigator Global Investments Ltd.	963,393	1,227
*,1	AMA Group Ltd.	3,579,120	1,135
*	APN Industria REIT	425,272	1,061
	Jupiter Mines Ltd.	6,391,852	1,015
	MACA Ltd.	2,006,156	939
*,1	Bubs Australia Ltd.	3,611,296	917
*	Dacian Gold Ltd.	6,103,556	857
*,1	New Century Resources Ltd.	7,466,971	833
	Vita Group Ltd.	877,355	496
*,3	Minerals 260 Ltd.	681,843	352
*	Juno Minerals Ltd.	341,604	36
*,3	Bgp Holdings plc	7,179,555	26
			9,809,816
Austria (0.3%)
	Erste Group Bank AG	1,913,483	84,020
	OMV AG	966,862	58,220
	Verbund AG	446,452	45,152
	voestalpine AG	775,838	28,659
[2]	BAWAG Group AG	446,164	28,236
	Wienerberger AG	765,433	25,701
	ANDRITZ AG	468,061	25,652
	Raiffeisen Bank International AG	880,992	23,042
*	IMMOFINANZ AG	636,638	15,159
	CA Immobilien Anlagen AG (XWBO)	281,016	11,901
	Mayr Melnhof Karton AG	58,577	11,197
*	Lenzing AG	89,052	10,780
	Oesterreichische Post AG	228,656	9,675
*	Telekom Austria AG Class A	921,048	7,959
	S IMMO AG	342,047	7,904
	Vienna Insurance Group AG Wiener Versicherung Gruppe	262,733	7,559
	UNIQA Insurance Group AG	734,484	6,540
	EVN AG	244,555	6,500
	AT&S Austria Technologie & Systemtechnik AG	168,222	6,381
	Strabag SE (Bearer)	99,001	4,504
*,1	DO & CO AG	44,781	3,623
*	Schoeller-Bleckmann Oilfield Equipment AG	73,163	2,946
	Palfinger AG	66,649	2,904
*	Flughafen Wien AG	63,997	2,210
	Agrana Beteiligungs AG	75,002	1,581
*	Porr AG	63,237	1,125

		Shares	Market Value ($000)
*,3	CA Immobilien Anlagen AG	494,405	—
			439,130
Belgium (0.9%)
	Anheuser-Busch InBev SA	5,650,099	320,459
	KBC Group NV	1,851,473	167,011
*	Argenx SE	344,302	104,042
	UCB SA	814,992	91,261
	Umicore SA	1,381,413	81,724
	Groupe Bruxelles Lambert SA	706,537	77,716
	Ageas SA	1,200,584	59,454
	Solvay SA	468,774	58,150
	Sofina SA	102,817	40,854
	Warehouses De Pauw CVA	947,609	38,396
	Cofinimmo SA	202,895	30,767
	Aedifica SA	243,748	30,430
	Elia Group SA	236,914	28,311
	Ackermans & van Haaren NV	150,308	25,895
	D'ieteren Group	155,195	22,773
	Proximus SADP	952,576	18,903
	Etablissements Franz Colruyt NV	349,797	17,844
	Melexis NV	133,247	14,144
	KBC Ancora	242,380	12,435
	Euronav NV	1,290,701	12,233
	Telenet Group Holding NV	308,694	11,787
	VGP NV	51,109	11,751
	Montea NV	82,125	10,884
	Barco NV	467,125	10,140
	Bekaert SA	232,875	9,688
	Shurgard Self Storage SA	169,186	9,288
	Gimv NV	129,657	8,275
	Fagron	417,806	8,161
	Xior Student Housing NV	132,712	7,494
*	Tessenderlo Group SA	179,842	6,692
*	bpost SA	672,753	5,932
	Befimmo SA	144,002	5,778
*	Ontex Group NV	529,711	5,656
*	Kinepolis Group NV	85,173	5,529
*	AGFA-Gevaert NV	1,108,870	5,102
	Retail Estates NV	66,347	4,851
	Cie d'Entreprises CFE	46,359	4,774
	Econocom Group SA NV	831,366	3,195
*,1	Mithra Pharmaceuticals SA	141,811	3,120
	Orange Belgium SA	98,166	2,208
	Van de Velde NV	37,462	1,344
	Wereldhave Belgium Comm VA	17,773	939
			1,395,390
Canada (9.1%)
*	Shopify Inc. Class A	759,382	1,030,747
	Royal Bank of Canada	9,616,483	956,865
	Toronto-Dominion Bank	12,270,266	812,302
	Enbridge Inc.	13,576,461	540,872
	Bank of Nova Scotia	8,182,860	503,660
	Brookfield Asset Management Inc. Class A	8,988,008	481,617
	Canadian National Railway Co.	3,994,651	462,920
	Bank of Montreal	4,366,381	435,914
[1]	Canadian Imperial Bank of Commerce	2,956,710	329,146
[1]	TC Energy Corp.	6,613,816	318,315

		Shares	Market Value ($000)
[1]	Canadian Pacific Railway Ltd.	4,501,888	293,977
	Canadian Natural Resources Ltd.	7,847,598	286,927
	Manulife Financial Corp.	13,111,929	252,383
	Nutrien Ltd.	3,847,109	249,701
	Constellation Software Inc.	128,708	210,857
	Suncor Energy Inc.	10,041,727	208,192
	Alimentation Couche-Tard Inc. Class B	5,344,615	204,484
	Sun Life Financial Inc.	3,954,652	203,571
	National Bank of Canada	2,273,895	174,644
	Franco-Nevada Corp.	1,283,457	166,740
	Barrick Gold Corp. (XLON)	8,390,151	151,494
	Waste Connections Inc.	1,196,609	150,818
	Magna International Inc.	1,894,522	142,575
	Fortis Inc. (XTSE)	3,093,427	137,233
	Intact Financial Corp.	962,389	127,255
	Thomson Reuters Corp.	1,134,629	125,458
*	CGI Inc.	1,469,648	124,838
	Restaurant Brands International Inc. (XTSE)	2,011,202	123,219
	Power Corp. of Canada	3,669,336	120,950
	Pembina Pipeline Corp.	3,721,769	117,976
	Wheaton Precious Metals Corp.	3,033,279	114,185
	Rogers Communications Inc. Class B	2,366,833	110,531
	BCE Inc.	2,040,714	102,229
	WSP Global Inc.	787,266	94,266
	Open Text Corp.	1,823,786	89,015
	Cenovus Energy Inc.	8,505,078	85,749
	Agnico Eagle Mines Ltd.	1,639,680	85,065
	Dollarama Inc.	1,947,484	84,474
	Shaw Communications Inc. Class B	2,892,630	84,089
*	Lightspeed Commerce Inc.	859,264	82,914
	Metro Inc.	1,655,825	80,909
	Emera Inc.	1,740,481	78,820
*	Teck Resources Ltd. Class B	3,119,590	77,657
	Kirkland Lake Gold Ltd.	1,800,406	74,996
	Loblaw Cos. Ltd.	1,079,690	74,093
	Waste Connections Inc. (XTSE)	570,366	71,826
	First Quantum Minerals Ltd.	3,737,046	69,188
	TELUS Corp.	3,057,649	67,207
	Fairfax Financial Holdings Ltd.	164,637	66,462
	Tourmaline Oil Corp.	1,867,852	65,255
	Barrick Gold Corp.	3,561,990	64,309
[1]	West Fraser Timber Co. Ltd.	739,625	62,295
	TFI International Inc.	596,445	61,020
[1]	Algonquin Power & Utilities Corp.	4,131,775	60,577
*	CAE Inc.	1,985,605	59,320
*	Bausch Health Cos. Inc.	2,104,482	58,685
	Cameco Corp.	2,682,903	58,293
	Great-West Lifeco Inc.	1,834,984	55,835
	Canadian Apartment Properties REIT	1,151,257	53,727
	Canadian Tire Corp. Ltd. Class A	382,641	53,544
	George Weston Ltd.	496,354	53,539
	CCL Industries Inc. Class B	993,528	51,457
[2]	Hydro One Ltd.	2,140,855	50,606
	Gildan Activewear Inc.	1,314,850	48,043
*,2	Nuvei Corp.	418,637	47,958
	Northland Power Inc.	1,515,890	47,633
*	Descartes Systems Group Inc.	567,829	46,221
	FirstService Corp.	253,874	45,900

		Shares	Market Value ($000)
	Imperial Oil Ltd.	1,449,510	45,811
	Ritchie Bros Auctioneers Inc.	740,403	45,689
	Kinross Gold Corp.	8,490,982	45,519
	Toromont Industries Ltd.	543,882	45,401
	ARC Resources Ltd.	4,475,709	41,944
	iA Financial Corp. Inc.	719,901	40,843
	Saputo Inc.	1,601,450	40,725
	TMX Group Ltd.	375,572	40,502
[1]	Keyera Corp.	1,504,235	37,849
[1]	AltaGas Ltd.	1,871,091	36,917
	RioCan REIT	2,134,032	36,460
	Onex Corp.	510,107	36,061
	Stantec Inc.	752,416	35,346
	Empire Co. Ltd. Class A	1,122,048	34,195
	Brookfield Renewable Corp. Class A	862,440	33,501
*,1	BlackBerry Ltd.	3,439,625	33,484
	SNC-Lavalin Group Inc.	1,185,122	32,917
[1]	Brookfield Infrastructure Corp. Class A	545,637	32,710
	Pan American Silver Corp.	1,396,386	32,512
	Lundin Mining Corp.	4,322,814	31,092
	Granite REIT	419,725	29,851
	Element Fleet Management Corp.	2,924,668	29,510
	GFL Environmental Inc.	789,854	29,365
	Parkland Corp.	1,022,484	28,731
	Quebecor Inc. Class B	1,140,330	27,558
	Colliers International Group Inc.	213,737	27,359
	Finning International Inc.	1,101,979	27,188
	Allied Properties REIT	851,758	27,047
	Boyd Group Services Inc.	143,899	26,693
	Capital Power Corp.	787,093	26,541
*	Kinaxis Inc.	179,217	25,857
	Yamana Gold Inc.	6,503,371	25,673
	Premium Brands Holdings Corp. Class A	245,432	25,101
	CI Financial Corp.	1,226,726	24,901
*	Ivanhoe Mines Ltd. Class A	3,798,937	24,294
*	Bombardier Inc. Class B	14,139,147	24,112
	B2Gold Corp.	7,025,356	24,017
*,1	Ballard Power Systems Inc.	1,695,129	23,796
	H&R REIT	1,912,118	23,596
	BRP Inc.	249,687	23,112
*,1	Canopy Growth Corp.	1,652,658	22,899
	Canadian Utilities Ltd. Class A	827,152	22,289
*	Air Canada Class A	1,183,492	21,612
	SSR Mining Inc.	1,455,936	21,173
	SmartCentres REIT	883,878	20,698
	First Capital REIT	1,480,526	20,456
	IGM Financial Inc.	551,071	19,687
	Choice Properties REIT	1,732,597	19,493
	Alamos Gold Inc. Class A	2,648,126	19,047
*	Aritzia Inc.	598,239	19,044
	Methanex Corp.	411,752	18,975
	Gibson Energy Inc.	1,017,057	18,677
[1]	Cargojet Inc.	114,564	18,308
	TransAlta Corp.	1,595,618	16,856
[1]	First Majestic Silver Corp.	1,479,964	16,756
	Canadian Western Bank	574,404	16,630
	Primo Water Corp.	1,055,377	16,623
	Crescent Point Energy Corp.	3,571,870	16,469

		Shares	Market Value ($000)
*	MEG Energy Corp.	2,097,924	16,381
	Boralex Inc. Class A	553,258	16,337
	Atco Ltd. Class I	502,845	16,130
*	ATS Automation Tooling Systems Inc.	500,866	15,889
	Linamar Corp.	305,005	15,838
	Parex Resources Inc.	828,600	15,073
	Stella-Jones Inc.	445,244	14,993
[1]	Innergex Renewable Energy Inc.	922,612	14,787
	PrairieSky Royalty Ltd.	1,351,413	14,415
	Chartwell Retirement Residences	1,461,199	13,913
	Enerplus Corp.	1,735,409	13,893
	Gamesys Group plc	557,221	13,866
	Enghouse Systems Ltd.	299,125	13,124
[1]	Osisko Gold Royalties Ltd.	1,140,319	12,811
*	Canada Goose Holdings Inc.	358,634	12,807
	ECN Capital Corp.	1,526,461	12,582
*	Pretium Resources Inc.	1,266,919	12,253
	Whitecap Resources Inc.	2,056,671	11,383
*	Equinox Gold Corp.	1,691,230	11,163
	TransAlta Renewables Inc.	726,870	10,898
*	Novagold Resources Inc.	1,574,402	10,839
	Superior Plus Corp.	1,003,334	10,718
	Maple Leaf Foods Inc.	517,620	10,519
*	Vermilion Energy Inc.	1,040,803	10,288
*,1	Home Capital Group Inc. Class B	346,537	10,153
	Centerra Gold Inc.	1,469,647	10,037
	Russel Metals Inc.	418,037	10,024
*	Turquoise Hill Resources Ltd.	663,070	9,805
*	Eldorado Gold Corp.	1,235,626	9,560
[1]	Boardwalk REIT	252,680	9,434
	Laurentian Bank of Canada	295,004	9,363
*,1	Aurora Cannabis Inc.	1,328,184	9,196
	Hudbay Minerals Inc.	1,461,806	9,118
*	Canfor Corp.	412,869	9,068
[1]	Cominar REIT	1,131,150	8,922
	Stelco Holdings Inc.	304,269	8,917
	North West Co. Inc.	330,837	8,834
	Dye & Durham Ltd.	271,647	8,823
[1]	NFI Group Inc.	442,094	8,321
	Cascades Inc.	643,223	7,958
*	OceanaGold Corp.	4,724,035	7,720
	Transcontinental Inc. Class A	482,967	7,672
*,1	Cronos Group Inc.	1,323,719	7,472
*	IAMGOLD Corp.	3,144,185	7,124
	Winpak Ltd.	209,745	6,781
	Cogeco Communications Inc.	74,955	6,661
*	Celestica Inc.	725,505	6,444
	Mullen Group Ltd.	621,450	6,320
	Aecon Group Inc.	388,287	5,877
*	Torex Gold Resources Inc.	568,858	5,686
	Artis REIT	632,058	5,674
[1]	Westshore Terminals Investment Corp.	273,132	5,272
[1]	Dream Office REIT	268,948	4,884
	Martinrea International Inc.	540,447	4,800
	First National Financial Corp.	114,175	3,921
*	Brookfield Asset Management Reinsurance Partners Ltd. Class A	65,637	3,638
[1]	Enbridge Inc. (XTSE)	87,527	3,484
[1]	Fortis Inc.	77,746	3,446

		Shares	Market Value ($000)
	Restaurant Brands International Inc.	36,684	2,245
[1]	GFL Environmental Inc. (XTSE)	3,772	140
*	Shopify Inc. Class A (XTSE)	1	1
			14,286,709
Denmark (2.0%)
	Novo Nordisk A/S Class B	10,711,713	1,032,498
	DSV A/S	1,323,321	316,755
	Vestas Wind Systems A/S	6,807,727	273,113
*	Genmab A/S	399,714	174,644
[2]	Orsted A/S	1,271,578	167,613
	Coloplast A/S Class B	897,458	140,329
	Carlsberg A/S Class B	661,951	107,993
	AP Moller - Maersk A/S Class B	37,951	102,737
	Novozymes A/S Class B	1,339,324	91,812
	Pandora A/S	653,234	79,302
	Danske Bank A/S	4,437,377	74,753
	AP Moller - Maersk A/S Class A	28,950	74,605
	GN Store Nord A/S	875,423	60,547
	Chr Hansen Holding A/S	695,129	56,676
	Tryg A/S	2,079,509	47,140
	Royal Unibrew A/S	324,040	38,976
*	Demant A/S	710,084	35,782
	Ambu A/S Class B	1,160,662	34,381
	SimCorp A/S	267,976	31,662
*	ISS A/S	1,249,482	26,410
[2]	Netcompany Group A/S	219,153	25,278
	Ringkjoebing Landbobank A/S	196,801	22,719
*,1	Bavarian Nordic A/S	426,010	21,563
*	ALK-Abello A/S	44,557	18,695
	ROCKWOOL International A/S Class B	41,617	17,774
*	Jyske Bank A/S (Registered)	384,271	16,568
	Topdanmark A/S	287,393	14,828
*	NKT A/S	295,021	12,816
	Sydbank A/S	406,106	12,138
	FLSmidth & Co. A/S	338,813	11,777
	H Lundbeck A/S	402,646	10,937
*	Dfds A/S	203,231	10,806
	Chemometec A/S	68,398	10,475
*	Zealand Pharma A/S	297,598	8,558
	Schouw & Co. A/S	85,674	8,229
[2]	Scandinavian Tobacco Group A/S Class A	402,285	7,940
*,1	NTG Nordic Transport Group A/S Class A	91,906	7,129
	Spar Nord Bank A/S	552,454	6,420
*	Nilfisk Holding A/S	179,592	5,799
*	Drilling Co. of 1972 A/S	140,764	5,283
	D/S Norden A/S	161,946	4,126
[1]	Alm Brand A/S	406,096	2,840
			3,230,426
Finland (1.2%)
	Nordea Bank Abp	19,089,656	245,995
*	Nokia OYJ	38,005,331	209,611
	Kone OYJ Class B	2,647,810	186,004
	Sampo OYJ Class A	3,402,630	168,229
	Neste OYJ	2,807,564	158,381
	UPM-Kymmene OYJ	3,588,075	126,997
	Fortum OYJ	2,904,932	88,211
	Stora Enso OYJ Class R	3,866,394	64,400

		Shares	Market Value ($000)
	Nordea Bank Abp (XHEL)	4,865,354	63,058
	Kesko OYJ Class B	1,814,867	62,601
	Elisa OYJ	966,138	59,981
	Wartsila OYJ Abp	3,298,559	39,284
	Metso Outotec OYJ	4,080,377	37,238
	Nokian Renkaat OYJ	913,445	32,641
	Valmet OYJ	898,326	32,433
	Huhtamaki OYJ	626,505	28,173
	Orion OYJ Class B	702,496	27,812
	Kojamo OYJ	1,318,661	27,381
*	QT Group OYJ	128,174	21,504
	Konecranes OYJ Class A	491,634	19,672
	TietoEVRY OYJ (XHEL)	564,590	16,979
	Cargotec OYJ Class B	329,452	16,677
*	Outokumpu OYJ	2,282,497	13,867
	Metsa Board OYJ	1,172,507	10,976
	Revenio Group OYJ	154,350	9,789
	Neles OYJ	714,888	9,779
	Uponor OYJ	366,932	9,094
	Kemira OYJ	588,324	9,031
	Tokmanni Group Corp.	319,556	7,772
	Sanoma OYJ	492,992	7,709
	YIT OYJ	1,090,196	5,760
[2]	Terveystalo OYJ	410,401	5,121
	Citycon OYJ	517,682	4,149
	TietoEVRY OYJ	125,869	3,801
	F-Secure OYJ	685,416	3,789
*,1	Finnair OYJ	3,906,059	3,071
	Raisio OYJ Class V	779,879	3,063
	Oriola OYJ Class B	814,256	1,673
*,3	Ahlstrom-Munksjo OYJ Rights	70,191	1,451
			1,843,157
France (8.1%)
	LVMH Moet Hennessy Louis Vuitton SE	1,682,966	1,205,448
	TotalEnergies SE	16,368,675	782,389
	Sanofi	7,337,480	706,335
	Schneider Electric SE	3,570,146	594,622
*	Airbus SE	3,753,163	497,579
	BNP Paribas SA	7,303,148	467,261
*	L'Oreal SA Loyalty Shares	991,559	410,311
	EssilorLuxottica SA	1,989,787	380,235
	AXA SA	12,973,576	359,540
	Vinci SA	3,382,130	351,772
	Kering SA	495,074	351,632
	Pernod Ricard SA	1,408,556	310,535
*	Air Liquide SA Loyalty Shares	1,912,041	306,233
	Safran SA	2,349,522	297,169
	Hermes International	208,713	287,968
	Danone SA	4,050,863	276,180
	Dassault Systemes SE	4,489,419	236,258
	L'Oreal SA (XPAR)	538,979	223,032
	Capgemini SE	1,056,572	219,108
	Cie de Saint-Gobain	3,202,156	215,496
	Legrand SA	1,803,902	193,287
	STMicroelectronics NV	4,269,672	186,421
	Cie Generale des Etablissements Michelin SCA	1,180,179	180,969
	Air Liquide SA (XPAR)	1,032,673	165,393
	Societe Generale SA	5,241,070	164,123

		Shares	Market Value ($000)
	Teleperformance	392,106	154,229
	Orange SA	12,940,607	139,951
*,2	Worldline SA	1,640,030	125,013
	Credit Agricole SA	8,336,015	114,582
[1]	Veolia Environnement SA	3,464,948	105,874
	Eurofins Scientific SE	819,283	104,972
	Publicis Groupe SA	1,543,588	103,695
	Edenred	1,682,898	90,595
	Sartorius Stedim Biotech	161,929	90,487
*	Engie SA Loyalty Shares	6,730,803	88,060
	Carrefour SA	4,248,961	76,147
[1]	Alstom SA	1,989,871	75,481
	Thales SA	677,558	65,693
	Vivendi SE	5,029,899	63,326
[2]	Euronext NV	552,262	62,317
	Bouygues SA	1,437,102	59,449
	Bureau Veritas SA	1,917,068	59,163
	Arkema SA	444,513	58,617
	Suez SA	2,559,181	58,328
	Eiffage SA	515,919	52,142
	Engie SA (XPAR)	3,690,779	48,287
	Getlink SE	3,073,246	48,009
	Gecina SA	348,772	46,922
	Valeo	1,617,858	45,151
*	Renault SA	1,241,314	44,038
*	Accor SA	1,231,842	43,924
*	Rexel SA	2,046,107	39,425
	Bollore SA	6,692,164	38,646
	Orpea SA	329,459	38,307
*	Ubisoft Entertainment SA	636,105	38,091
	Atos SE	642,591	34,136
	Faurecia SE (XPAR)	706,465	33,237
	BioMerieux	286,621	32,614
[2]	Amundi SA	385,233	32,401
	Remy Cointreau SA	165,442	32,031
*	SOITEC	143,402	30,999
	SCOR SE	1,059,200	30,501
[2]	La Francaise des Jeux SAEM	590,171	30,345
	Covivio	338,531	28,449
*	Elis SA (XPAR)	1,489,843	28,413
	Alten SA	192,921	28,230
	Klepierre SA	1,219,400	27,270
*	EDF	2,046,369	25,715
	Wendel SE	184,530	25,497
*	Aeroports de Paris	191,002	24,326
*	TechnipFMC plc (XNYS)	3,099,245	23,249
*	L'Oreal SA Loyalty Shares 2022	55,941	23,149
	SES SA Class A GDR	2,538,754	22,636
	Ipsen SA	233,267	22,228
	Rubis SCA	637,251	22,030
*	Sodexo SA ACT Loyalty Shares	220,771	19,294
	SPIE SA	841,689	19,051
	Nexans SA	200,262	18,673
*	Eurazeo SA	194,450	18,220
	Sopra Steria Group SACA	97,315	18,030
*	Sodexo SA (XPAR)	202,237	17,675
	Dassault Aviation SA	157,100	17,659
*	SEB SA Loyalty Shares	122,857	17,284

		Shares	Market Value ($000)
	Eutelsat Communications SA	1,248,548	17,169
	ICADE	219,805	17,164
*	Air Liquide SA	103,235	16,534
	CNP Assurances	1,016,153	16,038
	Korian SA	439,845	15,379
*	L'Oreal SA Loyalty Shares 2023	36,796	15,226
*	Technip Energies NV	921,175	14,444
	Electricite de France SA (XPAR)	1,117,888	14,048
	Nexity SA	287,471	13,670
*	Air Liquide	85,202	13,646
*	JCDecaux SA	491,640	13,019
	Gaztransport Et Technigaz SA	173,232	12,939
[2]	Verallia SA	362,365	12,478
	Virbac SA	29,041	12,454
	IPSOS	259,977	11,814
	Imerys SA	265,792	11,451
*	Sodexo SA Loyalty Shares 2023	125,433	10,962
	Trigano SA	53,814	10,090
	Societe BIC SA	170,492	10,041
*	Casino Guichard Perrachon SA	372,743	10,018
	SEB SA (XPAR)	68,770	9,675
	Cie Plastic Omnium SA	378,174	9,652
	Eurazeo SE	98,494	9,229
*,1	Air France-KLM	1,889,619	9,223
	Metropole Television SA	431,009	8,954
	Coface SA	710,882	8,904
*,1	Vallourec SA	1,022,580	8,871
	Rothschild & Co.	187,910	8,128
	Somfy SA	43,784	7,910
	Fnac Darty SA	115,494	7,561
[2]	ALD SA	541,513	7,378
*,1,2	Neoen SA (XPAR)	180,236	7,263
*	Derichebourg SA	628,735	7,257
	Television Francaise 1	699,797	6,860
	Interparfums SA	105,964	6,670
*	Engie SA Loyalty Shares 2022	476,725	6,237
[2]	Maisons du Monde SA	294,934	5,946
*,1	Solutions 30 SE	548,813	5,391
*,2	Elior Group SA	674,282	5,355
	Robertet SA	4,636	5,334
	Quadient SA	221,883	5,331
*	ID Logistics Group	15,450	4,947
	Altarea SCA	22,632	4,894
	PEUGEOT Investment	34,503	4,762
	Mercialys SA	421,917	4,482
*	Akka Technologies	80,811	4,442
	Vicat SA	99,700	4,432
*	Voltalia SA (Registered)	179,321	4,382
*	Eramet SA	58,086	4,365
	Faurecia SE	90,371	4,287
*	Lagardere SA	157,643	4,156
	Carmila SA	268,123	4,003
	Albioma SA (XPAR)	95,435	3,747
*	Beneteau SA	248,200	3,669
*	Engie SA	276,743	3,621
*	CGG SA	4,741,762	3,618
	Cie de L'Odet SE	2,547	3,543
	Mersen SA	95,997	3,537

		Shares	Market Value ($000)
*,2	X-Fab Silicon Foundries SE	351,540	3,341
*	Albioma SA Loyalty Shares	73,972	2,904
*,1	Veolia Environnement SA Rights Exp. 10/1/21	3,457,507	2,868
	Pharmagest Interactive	25,392	2,808
	Manitou BF SA	82,117	2,747
*	Electricite de France SA Loyalty Shares 2022	209,376	2,631
*	Sodexo SA	28,542	2,494
	Vilmorin & Cie SA	39,297	2,329
	Bonduelle SCA	91,884	2,283
	Jacquet Metals SACA	84,366	2,133
*	Lisi SA	71,212	2,112
*	Electricite de France SA	150,590	1,892
	Guerbet	33,254	1,624
*	GL Events	81,920	1,507
*,1	Tarkett SA	61,767	1,453
	AKWEL	56,617	1,411
*,2	SMCP SA	166,004	1,311
	Lisi (XPAR)	37,283	1,106
*	Rallye SA	151,002	1,018
*	Sodexo SA Loyalty Shares 2025	11,166	976
*	SEB SA Loyalty Shares 2022	6,718	945
*	Etablissements Maurel et Prom SA	345,140	914
	Boiron SA	18,578	875
*	SEB SA Loyalty Shares 2023	5,993	843
*	Albioma Loyalty Shares 2022	10,688	420
*	Albioma Loyalty Shares 2023	6,994	275
*	Bourbon Corp. SA	26,831	114
*	Lisi	2,575	76
*,3	Bourbon Corp.	11,499	49
	Iliad SA	108	23
			12,793,641
Germany (7.2%)
	SAP SE	7,481,735	1,011,749
	Siemens AG (Registered)	5,073,126	829,715
	Allianz SE (Registered)	2,772,686	621,208
	Daimler AG (Registered)	5,672,117	500,460
	BASF SE	6,173,998	468,052
	Deutsche Telekom AG (Registered)	21,783,445	436,849
	Deutsche Post AG (Registered)	6,589,412	413,221
	adidas AG	1,292,012	406,023
	Bayer AG (Registered)	6,635,172	360,127
	Infineon Technologies AG	8,783,319	359,222
	Volkswagen AG Preference Shares	1,235,687	275,438
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	945,926	258,114
	Vonovia SE	3,884,506	233,124
	Bayerische Motoren Werke AG	2,165,173	205,646
	Deutsche Boerse AG	1,238,883	201,029
	Merck KGaA	872,338	188,809
	E.ON SE	14,596,920	178,166
*	Deutsche Bank AG (Registered)	13,791,103	175,254
*,2	Delivery Hero SE	1,270,195	162,020
	RWE AG	4,248,532	149,839
*,2	Zalando SE	1,472,275	134,274
	Fresenius SE & Co. KGaA	2,750,099	131,634
[2]	Siemens Healthineers AG	1,869,697	121,260
	Symrise AG Class A	852,688	111,763
	Henkel AG & Co. KGaA Preference Shares	1,162,257	107,519

		Shares	Market Value ($000)
	Sartorius AG Preference Shares	166,788	106,179
	Porsche Automobil Holding SE Preference Shares	1,034,075	102,260
*	HelloFresh SE	1,104,080	101,760
[1]	Deutsche Wohnen SE	1,627,825	99,533
	Brenntag SE	1,043,260	96,913
	Fresenius Medical Care AG & Co. KGaA	1,369,850	96,087
[2]	Covestro AG	1,216,346	82,895
	MTU Aero Engines AG	360,313	81,006
*	Continental AG	729,479	79,191
*	Siemens Energy AG	2,884,444	77,157
*	QIAGEN NV	1,487,426	76,940
	Puma SE	674,497	74,981
	HeidelbergCement AG	1,001,094	74,685
	Beiersdorf AG	672,940	72,610
	Hannover Rueck SE	404,297	70,405
	LEG Immobilien SE (XETR)	492,135	69,516
[1]	Volkswagen AG	215,486	66,457
	Henkel AG & Co. KGaA	701,272	60,327
	Aroundtown SA	8,096,821	55,778
	GEA Group AG	1,120,588	51,176
	KION Group AG	527,011	49,000
	Knorr-Bremse AG	445,637	47,679
	Carl Zeiss Meditec AG (Bearer)	246,713	47,258
*	Evotec SE	986,159	46,761
*	Commerzbank AG	7,006,578	46,410
	Evonik Industries AG	1,285,773	40,318
[1]	LANXESS AG	583,843	39,459
[2]	Scout24 AG	565,885	39,195
	Nemetschek SE	364,842	38,108
	Bechtle AG	550,597	37,658
*	thyssenkrupp AG	3,140,274	33,032
*,2	TeamViewer AG	1,067,663	31,235
*	CTS Eventim AG & Co. KGaA	397,614	29,916
	Bayerische Motoren Werke AG Preference Shares	390,946	29,656
	Rheinmetall AG	290,686	28,394
	United Internet AG (Registered)	729,605	28,224
	TAG Immobilien AG	856,319	25,037
	Uniper SE	593,615	24,712
*	zooplus AG	41,646	23,415
*,2	Auto1 Group SE	623,526	22,707
[1]	Siltronic AG (XETR)	142,250	22,432
	Freenet AG	847,584	22,177
	FUCHS PETROLUB SE Preference Shares	471,019	22,014
	alstria office REIT-AG	1,208,934	21,929
	Rational AG	22,470	21,108
*	Hella GmbH & Co. KGaA	301,597	21,003
	HUGO BOSS AG	350,508	20,995
	Gerresheimer AG	212,859	20,828
*	K+S AG (Registered)	1,293,310	20,745
[2]	Befesa SA	271,173	20,624
	ProSiebenSat.1 Media SE	1,058,067	19,331
	Wacker Chemie AG	101,219	18,828
*	Hypoport SE	27,331	18,336
	Aurubis AG	240,950	18,095
	AIXTRON SE	722,005	17,951
	Grand City Properties SA	674,143	16,787
*	Fraport AG Frankfurt Airport Services Worldwide	241,633	16,729
	Vantage Towers AG	464,707	15,691

		Shares	Market Value ($000)
*	RTL Group SA	261,675	15,538
*	Talanx AG	361,444	15,376
	Software AG	326,992	15,198
	Jungheinrich AG Preference Shares	327,296	15,178
	CANCOM SE	247,222	14,603
	Duerr AG	333,524	14,306
*,1	Deutsche Lufthansa AG (Registered)	2,047,809	13,972
	Stroeer SE & Co. KGaA	167,661	13,808
	CompuGroup Medical SE & Co. KGaA	167,037	13,745
*	Sixt SE	87,362	13,310
	Telefonica Deutschland Holding AG	4,544,128	12,913
[1]	Varta AG	95,785	12,837
	Eckert & Ziegler Strahlen- und Medizintechnik AG	95,087	12,239
	Jenoptik AG	350,629	11,816
*	Nordex SE	698,532	11,727
	Stabilus SA	167,210	11,676
	Sartorius AG	14,798	11,432
	Aareal Bank AG	406,537	11,273
	METRO AG	868,460	11,268
[1]	Encavis AG	642,862	11,203
	Dermapharm Holding SE	115,855	11,149
	Fielmann AG	164,818	10,962
*	MorphoSys AG	230,588	10,915
[1,2]	ADLER Group SA	614,756	10,459
	HOCHTIEF AG	129,749	10,344
	Sixt SE Preference Shares	113,449	10,073
[2]	DWS Group GmbH & Co. KGaA	232,571	9,769
	1&1 AG	304,930	9,586
	Krones AG	98,173	9,580
	Pfeiffer Vacuum Technology AG	44,312	9,444
[2]	Deutsche Pfandbriefbank AG	837,426	9,427
	Norma Group SE	218,145	9,181
[2]	Instone Real Estate Group SE	312,989	8,923
	VERBIO Vereinigte BioEnergie AG	133,782	8,788
*	Salzgitter AG	258,716	8,667
*	Vitesco Technologies Group AG Class A	146,113	8,632
	Traton SE	335,052	8,573
[1]	S&T AG	324,566	8,435
	Suedzucker AG	513,521	8,232
	FUCHS PETROLUB SE	224,950	8,209
*,1	flatexDEGIRO AG	381,033	8,064
*	Nagarro SE	44,537	7,789
*	Global Fashion Group SA	690,671	7,669
*	PATRIZIA AG	290,376	7,663
[1]	GRENKE AG	177,426	7,588
	Hornbach Holding AG & Co. KGaA	56,866	7,373
*,2	Shop Apotheke Europe NV	47,207	6,951
*	Deutz AG	802,819	6,940
	Deutsche EuroShop AG	338,098	6,879
	STRATEC SE	48,306	6,820
	Bilfinger SE	190,548	6,619
*	Kloeckner & Co. SE Preference Shares	498,458	6,204
	DIC Asset AG	345,702	6,097
	Atoss Software AG	26,385	5,478
	KWS Saat SE & Co. KGaA	68,363	5,459
*	CECONOMY AG	1,194,746	5,133
	Indus Holding AG	132,195	5,079
*,1	Deutsche Lufthansa AG Rights Exp. 10/5/21	2,029,653	4,820

		Shares	Market Value ($000)
	Zeal Network SE	101,297	4,796
	Wacker Neuson SE	165,021	4,758
	New Work SE	18,551	4,542
	Draegerwerk AG & Co. KGaA Preference Shares	55,226	4,524
	Secunet Security Networks AG	9,017	4,488
	Washtec AG	68,725	4,319
	Basler AG	25,570	4,273
	BayWa AG	94,822	3,994
	Deutsche Beteiligungs AG	94,147	3,892
	Hamburger Hafen und Logistik AG	169,689	3,808
	Schaeffler AG Preference Shares	495,619	3,786
*,1	SGL Carbon SE	335,599	3,638
	Takkt AG	220,002	3,477
	Vossloh AG	59,289	3,158
	Hensoldt AG	191,457	3,026
*	Koenig & Bauer AG	90,652	2,768
	Wuestenrot & Wuerttembergische AG	127,526	2,700
*	ElringKlinger AG	189,902	2,536
	SMA Solar Technology AG	56,422	2,414
	Hornbach Baumarkt AG	52,933	2,393
	CropEnergies AG	136,895	1,902
	Bertrandt AG	31,430	1,823
	Draegerwerk AG & Co. KGaA	22,062	1,715
	TLG Immobilien AG	46,748	1,420
	Steico SE	7,600	957
			11,352,646
Hong Kong (2.6%)
	AIA Group Ltd.	81,675,077	939,623
	Hong Kong Exchanges & Clearing Ltd.	8,560,378	526,040
	Techtronic Industries Co. Ltd.	8,427,687	166,544
	CK Hutchison Holdings Ltd.	18,028,780	120,272
	Link REIT	13,988,840	119,791
	Sun Hung Kai Properties Ltd.	9,566,759	119,454
*	BeiGene Ltd.	4,042,300	115,427
	Hong Kong & China Gas Co. Ltd.	73,080,606	110,417
	CLP Holdings Ltd.	11,062,121	106,511
	Hang Seng Bank Ltd.	4,878,508	83,563
	CK Asset Holdings Ltd.	13,287,285	76,665
*	Galaxy Entertainment Group Ltd.	14,486,041	74,328
	Jardine Matheson Holdings Ltd.	1,386,269	73,276
	BOC Hong Kong Holdings Ltd.	24,162,939	72,813
	Lenovo Group Ltd.	50,328,000	65,689
	Wharf Real Estate Investment Co. Ltd.	11,048,423	56,766
	Power Assets Holdings Ltd.	9,229,606	54,105
	MTR Corp. Ltd.	9,669,964	52,043
	Xinyi Glass Holdings Ltd.	13,701,109	40,871
	New World Development Co. Ltd.	9,611,453	39,092
	Hongkong Land Holdings Ltd.	7,836,633	37,433
*,2	ESR Cayman Ltd.	12,367,252	37,326
	Henderson Land Development Co. Ltd.	8,763,045	33,461
*	Sands China Ltd.	16,183,721	33,120
	Sino Land Co. Ltd.	23,362,785	31,430
	Hang Lung Properties Ltd.	13,675,909	31,168
[2]	WH Group Ltd.	43,771,286	31,167
	Wharf Holdings Ltd.	9,228,861	30,528
[2]	Budweiser Brewing Co. APAC Ltd.	11,405,275	28,970
	SITC International Holdings Co. Ltd.	8,024,863	28,556
	Want Want China Holdings Ltd.	35,961,109	27,154

		Shares	Market Value ($000)
	CK Infrastructure Holdings Ltd.	4,185,404	23,345
	Tingyi Cayman Islands Holding Corp.	12,519,728	23,278
	ASM Pacific Technology Ltd.	2,075,674	22,659
	Chow Tai Fook Jewellery Group Ltd.	11,832,373	22,503
	AAC Technologies Holdings Inc.	4,612,713	21,813
	Swire Pacific Ltd. Class A	3,254,397	19,256
	PRADA SpA	3,464,755	18,921
*,2	Samsonite International SA	8,734,187	18,757
	Microport Scientific Corp.	3,244,904	18,195
	Swire Properties Ltd.	7,101,767	17,742
	Minth Group Ltd.	4,734,424	16,197
	Man Wah Holdings Ltd.	10,380,315	15,178
	PCCW Ltd.	28,614,682	14,684
	Vitasoy International Holdings Ltd.	5,508,482	13,960
	Hang Lung Group Ltd.	5,956,455	13,885
	Bank of East Asia Ltd.	8,595,833	13,858
	Pacific Basin Shipping Ltd.	29,173,148	13,502
	Hysan Development Co. Ltd.	4,142,455	13,470
[2]	BOC Aviation Ltd.	1,419,107	11,841
[1]	Huabao International Holdings Ltd.	5,658,030	11,052
	Kerry Properties Ltd.	4,045,684	10,642
	L'Occitane International SA	3,067,164	10,228
[2]	Js Global Lifestyle Co. Ltd.	4,329,000	10,016
*	Yue Yuen Industrial Holdings Ltd.	4,674,373	9,471
	Fortune REIT	9,184,044	9,130
	NWS Holdings Ltd.	9,780,035	9,003
	NagaCorp Ltd.	10,224,432	8,723
*	SJM Holdings Ltd.	12,709,928	8,639
	Kerry Logistics Network Ltd.	3,945,862	8,424
*	Wynn Macau Ltd.	9,836,805	8,278
	VTech Holdings Ltd.	1,096,025	7,970
	Uni-President China Holdings Ltd.	7,679,968	7,290
*,1	Vobile Group Ltd.	9,044,000	7,145
	Powerlong Real Estate Holdings Ltd.	9,451,000	7,124
	Swire Pacific Ltd. Class B	7,188,818	7,055
	Lee & Man Paper Manufacturing Ltd.	9,614,000	7,027
	Dairy Farm International Holdings Ltd.	2,042,931	6,949
	Champion REIT	13,213,568	6,930
*	MMG Ltd.	16,521,883	6,864
	United Energy Group Ltd.	51,087,171	6,563
*	Melco International Development Ltd.	5,349,639	6,302
	HKBN Ltd.	5,185,752	6,120
*	Shangri-La Asia Ltd.	7,640,920	6,070
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,520,900	6,014
	Luk Fook Holdings International Ltd.	2,279,780	5,840
	Nexteer Automotive Group Ltd.	5,565,943	5,689
	First Pacific Co. Ltd.	15,671,867	5,634
*,1	Cathay Pacific Airways Ltd.	6,584,442	5,501
	LK Technology Holdings Ltd.	2,500,835	5,471
	Jinchuan Group International Resources Co. Ltd.	32,620,000	5,247
	Johnson Electric Holdings Ltd.	2,422,475	5,159
	IGG Inc.	5,451,937	5,091
	Vinda International Holdings Ltd.	1,712,000	5,050
	Hong Kong Technology Venture Co. Ltd.	3,582,385	5,042
*,2	Razer Inc.	24,543,723	4,979
*	Towngas China Co. Ltd.	7,387,958	4,605
	Haitong International Securities Group Ltd.	16,838,461	4,437
[3]	CP Pokphand Co. Ltd.	36,091,263	4,421

		Shares	Market Value ($000)
[2]	Asiainfo Technologies Ltd.	2,563,200	4,241
	Sunlight REIT	7,207,365	4,155
*,2	Everest Medicines Ltd.	653,000	4,123
	Cafe de Coral Holdings Ltd.	2,234,109	4,089
	Great Eagle Holdings Ltd.	1,480,000	4,056
	SUNeVision Holdings Ltd.	4,074,000	3,831
	VSTECS Holdings Ltd.	4,188,000	3,749
	Vesync Co. Ltd.	2,572,000	3,633
	Stella International Holdings Ltd.	2,828,000	3,600
*	Glory Sun Financial Group Ltd.	110,640,000	3,557
	Shui On Land Ltd.	22,965,014	3,441
*,2	Hua Medicine	5,719,500	3,441
	Prosperity REIT	8,589,063	3,414
	CITIC Telecom International Holdings Ltd.	9,793,595	3,331
	K Wah International Holdings Ltd.	8,195,451	3,308
	EC Healthcare	2,455,000	3,294
*	Shun Tak Holdings Ltd.	11,989,451	3,210
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,241,509	3,182
*	MGM China Holdings Ltd.	5,102,183	3,176
*	Realord Group Holdings Ltd.	2,454,000	3,142
	Value Partners Group Ltd.	6,114,807	3,075
*	OCI International Holdings Ltd.	6,428,400	3,028
	Truly International Holdings Ltd.	10,491,276	3,006
	Texhong Textile Group Ltd.	2,008,000	2,892
[1]	C-Mer Eye Care Holdings Ltd.	2,756,000	2,820
*,1	FIH Mobile Ltd.	18,892,100	2,818
	Powerlong Commercial Management Holdings Ltd.	1,192,000	2,782
	Dah Sing Financial Holdings Ltd.	923,124	2,764
	Guotai Junan International Holdings Ltd.	17,263,667	2,735
	Canvest Environmental Protection Group Co. Ltd.	4,944,821	2,727
*,2	Frontage Holdings Corp.	4,192,000	2,715
*	China Travel International Investment Hong Kong Ltd.	17,894,841	2,635
*,2	Antengene Corp. Ltd.	1,974,000	2,625
*,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	1,304,000	2,488
	China Tobacco International HK Co. Ltd.	1,160,000	2,465
	Chow Sang Sang Holdings International Ltd.	1,549,542	2,312
*	Pou Sheng International Holdings Ltd.	13,496,071	2,278
	United Laboratories International Holdings Ltd.	3,383,654	2,244
	Far East Consortium International Ltd.	6,614,763	2,242
	Asia Cement China Holdings Corp.	2,792,500	2,193
	Dah Sing Banking Group Ltd.	2,384,292	2,184
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,543,000	2,028
*	GCL New Energy Holdings Ltd.	52,434,541	2,004
*,1	Apollo Future Mobility Group Ltd.	29,993,041	1,960
	Sun Hung Kai & Co. Ltd.	3,568,891	1,838
*	Lifestyle International Holdings Ltd.	3,144,383	1,707
*	Sa Sa International Holdings Ltd.	7,566,431	1,685
	Road King Infrastructure Ltd.	1,646,105	1,656
	Dynam Japan Holdings Co. Ltd.	1,798,481	1,652
	Pacific Textiles Holdings Ltd.	3,165,430	1,594
*,1	Cosmopolitan International Holdings Ltd.	10,874,000	1,582
	Giordano International Ltd.	7,923,213	1,539
*	Esprit Holdings Ltd. (XHKG)	17,047,485	1,513
	SmarTone Telecommunications Holdings Ltd.	2,559,348	1,447
*	Television Broadcasts Ltd.	1,828,399	1,440
*,2	FIT Hon Teng Ltd.	6,606,814	1,367
*,3	Convoy	62,200,399	1,334
	CMBC Capital Holdings Ltd.	102,460,000	1,287

		Shares	Market Value ($000)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,216,533	1,272
[2]	Crystal International Group Ltd.	3,398,288	1,232
	Chinese Estates Holdings Ltd.	3,197,553	1,192
	Singamas Container Holdings Ltd.	10,010,229	1,168
*,1	Digital Domain Holdings Ltd.	144,432,403	1,122
*	CITIC Resources Holdings Ltd.	15,512,000	1,069
[2]	IMAX China Holding Inc.	725,210	1,062
*	Macau Legend Development Ltd.	9,261,000	1,045
[1,2]	VPower Group International Holdings Ltd.	4,745,000	1,016
	Texwinca Holdings Ltd.	4,527,015	923
	Lee's Pharmaceutical Holdings Ltd.	1,625,214	808
*,1	Suncity Group Holdings Ltd.	13,840,000	532
*	China LNG Group Ltd.	10,999,799	492
*,3	MH Development NPV	2,274,000	339
*,3	Brightoil	10,098,301	259
*,3	Agritrade Resources Ltd.	14,695,000	157
*	NewOcean Energy Holdings Ltd.	3,530,518	149
			4,136,313
Ireland (0.2%)
	Kerry Group plc Class A	1,039,399	139,641
	Kingspan Group plc	1,019,726	101,717
*	Bank of Ireland Group plc	6,200,341	36,773
	Glanbia plc (XDUB)	1,310,558	21,677
*	AIB Group plc	5,342,981	14,544
*	Dalata Hotel Group plc	1,460,718	6,957
	Hibernia REIT plc	4,418,136	5,976
	Cairn Homes plc	4,113,162	5,410
*	Irish Continental Group plc	1,058,325	5,297
	Cairn Homes plc (XDUB)	504,246	666
*,3	Irish Bank Resolution Corp.	257,065	—
			338,658
Israel (0.6%)
*	Nice Ltd.	426,156	120,671
	Bank Leumi Le-Israel BM	9,766,591	82,753
	Bank Hapoalim BM	7,993,543	70,212
*	Teva Pharmaceutical Industries Ltd.	6,639,692	65,127
*	Israel Discount Bank Ltd. Class A	7,899,137	41,698
	ICL Group Ltd.	4,704,453	34,283
	Mizrahi Tefahot Bank Ltd.	924,643	31,142
	Elbit Systems Ltd.	164,270	23,786
	Azrieli Group Ltd.	247,213	22,254
*	Tower Semiconductor Ltd.	725,641	21,626
*	Nova Ltd.	191,552	19,141
*	Bezeq The Israeli Telecommunication Corp. Ltd.	13,769,665	16,205
	Mivne Real Estate KD Ltd.	4,463,710	15,670
*	Enlight Renewable Energy Ltd.	6,179,077	13,366
	First International Bank of Israel Ltd.	357,841	13,079
	Alony Hetz Properties & Investments Ltd.	707,903	10,866
	Big Shopping Centers Ltd.	67,548	9,987
*	Melisron Ltd.	115,034	9,185
	Phoenix Holdings Ltd.	794,594	9,054
*	Airport City Ltd.	463,402	8,351
*	Shikun & Binui Ltd.	1,414,295	8,302
	Strauss Group Ltd.	280,282	8,190
	Harel Insurance Investments & Financial Services Ltd.	756,165	7,799
*	Israel Corp. Ltd.	24,622	7,597
*	Camtek Ltd.	178,248	7,397

		Shares	Market Value ($000)
	Electra Ltd.	11,732	7,368
	Shufersal Ltd.	887,961	7,197
	Amot Investments Ltd.	998,835	7,058
*	Paz Oil Co. Ltd.	64,936	7,052
	REIT 1 Ltd.	1,193,002	7,036
	Maytronics Ltd.	291,184	6,857
*	Clal Insurance Enterprises Holdings Ltd.	317,776	6,769
	Gav-Yam Lands Corp. Ltd.	641,967	6,533
	Ashtrom Group Ltd.	259,982	5,983
	Shapir Engineering and Industry Ltd.	738,546	5,926
	Danel Adir Yeoshua Ltd.	30,402	5,926
	Fox Wizel Ltd.	45,740	5,744
*	AFI Properties Ltd.	108,292	5,611
	Matrix IT Ltd.	208,236	5,545
	Energix-Renewable Energies Ltd.	1,255,931	5,297
	Sapiens International Corp. NV	180,548	5,201
	Isracard Ltd.	1,244,755	5,180
	Hilan Ltd.	90,497	5,086
	Formula Systems 1985 Ltd.	52,090	5,082
	Mega Or Holdings Ltd.	134,051	4,974
	AudioCodes Ltd.	150,704	4,881
*	Summit Real Estate Holdings Ltd.	270,553	4,731
	FIBI Holdings Ltd.	111,664	4,703
*	OPC Energy Ltd.	502,926	4,586
	Kenon Holdings Ltd.	109,601	4,519
	Delek Automotive Systems Ltd.	347,045	4,396
	Sella Capital Real Estate Ltd.	1,330,007	3,931
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,305	3,755
*	Delek Group Ltd.	50,425	3,567
*	Perion Network Ltd.	198,183	3,458
*	Allot Ltd.	219,931	3,267
*	Compugen Ltd.	550,272	3,255
	Gazit-Globe Ltd.	458,655	3,230
*	Migdal Insurance & Financial Holdings Ltd.	2,121,717	3,106
*	Partner Communications Co. Ltd.	663,307	3,075
	Delta Galil Industries Ltd.	61,700	3,071
	Menora Mivtachim Holdings Ltd.	148,621	3,065
*	Equital Ltd.	108,083	3,044
*	Fattal Holdings 1998 Ltd.	32,932	2,956
*	Oil Refineries Ltd.	10,037,298	2,263
*	Cellcom Israel Ltd.	570,937	1,984
	IDI Insurance Co. Ltd.	49,517	1,731
*	Brack Capital Properties NV	15,356	1,653
	Gilat Satellite Networks Ltd.	174,451	1,546
*	Naphtha Israel Petroleum Corp. Ltd.	220,002	1,063
*	Kamada Ltd.	191,190	1,012
*	Tera Light Ltd.	148,621	461
*	Teva Pharmaceutical Industries Ltd. ADR	15,694	153
			881,628
Italy (2.2%)
	Enel SpA	52,437,595	402,470
	Intesa Sanpaolo SpA	111,915,569	316,831
	Stellantis NV	13,644,857	259,677
	Eni SpA	16,960,404	226,170
	UniCredit SpA	14,672,097	194,166
	Assicurazioni Generali SpA	8,663,311	183,482
	Ferrari NV	820,312	171,199
	CNH Industrial NV	6,637,463	111,570

		Shares	Market Value ($000)
	Moncler SpA	1,450,724	88,481
	Snam SpA (MTAA)	14,996,932	82,961
*	FinecoBank Banca Fineco SpA	4,121,914	74,449
*,2	Nexi SpA	3,973,749	74,101
	Terna - Rete Elettrica Nazionale	9,521,169	67,570
*	Atlantia SpA	3,326,031	62,768
	Prysmian SpA	1,774,483	61,980
	EXOR NV	698,641	58,628
*	Mediobanca Banca di Credito Finanziario SpA	4,684,146	56,355
	Davide Campari-Milano NV	3,327,591	46,743
[2]	Poste Italiane SpA	3,081,122	42,310
	Amplifon SpA	868,766	41,289
	Recordati Industria Chimica e Farmaceutica SpA	655,311	37,982
	Interpump Group SpA	543,674	35,039
	Tenaris SA	3,172,169	33,368
	Banco BPM SpA	10,186,243	31,870
	DiaSorin SpA	151,981	31,827
	Telecom Italia SpA	72,202,468	28,232
	Reply SpA	152,606	28,012
[2]	Infrastrutture Wireless Italiane SpA	2,373,056	26,431
	Azimut Holding SpA	824,889	22,597
*	Leonardo SpA	2,716,369	22,215
	Hera SpA	5,301,048	21,612
	Italgas SpA	3,289,197	21,032
[2]	Pirelli & C SpA	3,586,503	20,982
	A2A SpA	10,208,195	20,918
	Unipol Gruppo SpA	3,284,525	19,089
	Banca Mediolanum SpA	1,620,668	17,451
	De' Longhi SpA	475,428	17,070
*	Banca Generali SpA	377,462	16,497
	Telecom Italia SpA Savings Shares	40,696,929	16,423
	BPER Banca	7,096,106	15,797
	Buzzi Unicem SpA	632,502	14,367
	ERG SpA	447,711	13,291
	Iren SpA	4,219,734	12,507
*	Brunello Cucinelli SpA	227,864	12,498
	Brembo SpA	988,272	12,451
[2]	BFF Bank SpA	1,235,565	11,976
	Banca Popolare di Sondrio SCPA	2,598,801	11,041
*	Autogrill SpA	1,269,684	10,286
[2]	Technogym SpA	911,239	10,179
*,1	Saipem SpA	3,771,658	9,255
*	Salvatore Ferragamo SpA	449,297	9,164
	Sesa SpA	48,705	8,764
[2]	Anima Holding SpA	1,728,941	8,238
	UnipolSai Assicurazioni SpA	2,870,846	8,049
[2]	Carel Industries SpA	290,152	7,891
*,2	Enav SpA	1,687,869	7,881
	Tamburi Investment Partners SpA	680,240	7,198
[2]	GVS SpA	465,309	6,604
*	Societa Cattolica Di Assicurazione SpA	806,162	6,573
	ACEA SpA	280,167	5,981
	Falck Renewables SpA	745,579	5,797
	Gruppo MutuiOnline SpA	113,168	5,586
[1]	Webuild SpA (MTAA)	2,173,363	5,513
*	MARR SpA	225,720	5,510
	SOL SpA	247,430	5,425
	Tinexta SpA	128,904	5,376

		Shares	Market Value ($000)
	Mediaset NV	1,832,470	5,240
	Danieli & C Officine Meccaniche SpA Savings Shares	259,118	4,936
[2]	doValue SpA	395,422	4,563
	Maire Tecnimont SpA	1,127,768	4,371
	Zignago Vetro SpA	205,343	4,051
	Piaggio & C SpA	1,111,666	3,837
	Credito Emiliano SpA	542,741	3,785
[2]	RAI Way SpA	587,991	3,553
*	Saras SpA	3,652,320	3,546
*	Cerved Group SpA	293,111	3,460
	Banca IFIS SpA	173,629	3,345
	Italmobiliare SpA	90,654	3,104
*,1	Tod's SpA	55,930	2,963
	Cementir Holding NV	305,720	2,962
*	Biesse SpA	90,441	2,816
*,1	Juventus Football Club SpA	3,275,527	2,736
*,1	Fincantieri SpA	3,262,225	2,679
*	CIR SpA-Compagnie Industriali	4,741,783	2,658
	Datalogic SpA	125,150	2,521
*,1	Banca Monte dei Paschi di Siena SpA	1,961,824	2,446
	Danieli & C Officine Meccaniche SpA	83,831	2,410
*	Immobiliare Grande Distribuzione SIIQ SpA	456,941	2,067
*	Arnoldo Mondadori Editore SpA	790,471	1,653
	DeA Capital SpA	540,849	797
	Rizzoli Corriere Della Sera Mediagroup SpA	743,731	582
*	Webuild SpA	196,680	245
			3,412,371
Japan (21.6%)
	Toyota Motor Corp.	83,065,822	1,480,016
	Sony Group Corp.	8,357,284	927,815
	Keyence Corp.	1,215,174	725,302
	Recruit Holdings Co. Ltd.	9,012,301	550,885
	SoftBank Group Corp.	9,039,866	522,371
	Mitsubishi UFJ Financial Group Inc.	83,620,826	494,311
	Shin-Etsu Chemical Co. Ltd.	2,676,124	451,647
	Tokyo Electron Ltd.	996,957	440,434
	Daikin Industries Ltd.	1,788,423	389,945
	Hoya Corp.	2,407,376	375,596
	KDDI Corp.	11,330,025	373,020
	Hitachi Ltd.	6,241,769	369,267
	Honda Motor Co. Ltd.	11,523,570	354,278
	Nidec Corp.	3,124,722	344,469
	Nintendo Co. Ltd.	718,765	343,485
	Murata Manufacturing Co. Ltd.	3,841,320	339,774
	Daiichi Sankyo Co. Ltd.	12,676,692	336,961
	Takeda Pharmaceutical Co. Ltd.	9,714,131	320,399
	Sumitomo Mitsui Financial Group Inc.	8,750,220	307,827
	FANUC Corp.	1,294,335	283,798
	ITOCHU Corp.	9,116,534	265,528
	Fast Retailing Co. Ltd.	347,078	255,976
	Mitsubishi Corp.	8,063,867	253,225
	Softbank Corp.	18,360,991	249,063
	Mizuho Financial Group Inc.	17,108,340	242,034
	SMC Corp.	384,565	239,934
	Seven & i Holdings Co. Ltd.	5,187,167	236,143
	Mitsui & Co. Ltd.	10,743,795	234,934
	Tokio Marine Holdings Inc.	4,354,829	233,441
	Fujitsu Ltd.	1,266,697	228,906

	Shares	Market Value ($000)
Nippon Telegraph & Telephone Corp.	8,147,109	225,750
Terumo Corp.	4,437,814	209,546
Astellas Pharma Inc.	12,513,853	205,966
FUJIFILM Holdings Corp.	2,380,089	205,520
Oriental Land Co. Ltd.	1,263,810	204,454
M3 Inc.	2,842,829	202,604
Denso Corp.	3,066,989	200,266
Central Japan Railway Co.	1,222,529	195,145
Kao Corp.	3,122,682	185,842
Mitsubishi Electric Corp.	13,314,568	185,040
Bridgestone Corp.	3,891,892	184,130
Panasonic Corp.	14,381,462	178,264
Shiseido Co. Ltd.	2,617,481	175,920
East Japan Railway Co.	2,435,687	172,138
Canon Inc.	6,706,262	164,089
Chugai Pharmaceutical Co. Ltd.	4,386,009	160,501
Sysmex Corp.	1,278,033	158,743
Japan Tobacco Inc.	7,987,488	156,509
Kubota Corp.	7,339,952	156,213
Olympus Corp.	7,116,188	155,759
ORIX Corp.	8,236,673	154,121
Shimano Inc.	526,879	153,947
Dai-ichi Life Holdings Inc.	7,036,930	153,905
Komatsu Ltd.	6,176,092	147,908
Mitsui Fudosan Co. Ltd.	6,211,148	147,545
Daiwa House Industry Co. Ltd.	4,317,151	143,912
Asahi Group Holdings Ltd.	2,841,110	137,099
Suzuki Motor Corp.	3,049,338	136,242
Eisai Co. Ltd.	1,782,920	133,554
Kyocera Corp.	2,072,376	129,547
Shionogi & Co. Ltd.	1,833,328	125,453
Aeon Co. Ltd.	4,735,033	124,484
Omron Corp.	1,252,495	123,938
Toshiba Corp.	2,923,778	123,065
Mitsubishi Estate Co. Ltd.	7,689,687	122,441
Otsuka Holdings Co. Ltd.	2,828,462	120,953
Advantest Corp.	1,326,787	118,229
Lasertec Corp.	511,898	116,537
Unicharm Corp.	2,628,375	116,469
Z Holdings Corp.	17,822,998	114,068
Sumitomo Corp.	7,555,089	106,428
MS&AD Insurance Group Holdings Inc.	3,169,981	106,026
Nomura Holdings Inc.	20,524,719	101,185
Kikkoman Corp.	1,231,099	100,178
Nitori Holdings Co. Ltd.	503,772	99,279
Nippon Steel Corp.	5,505,090	99,014
Bandai Namco Holdings Inc.	1,313,170	98,721
Ajinomoto Co. Inc.	3,298,045	97,457
Sumitomo Realty & Development Co. Ltd.	2,662,063	97,301
Sompo Holdings Inc.	2,221,249	96,369
NEC Corp.	1,769,428	95,887
Kirin Holdings Co. Ltd.	5,163,004	95,825
Secom Co. Ltd.	1,305,684	94,438
Makita Corp.	1,644,594	90,424
Asahi Kasei Corp.	8,341,775	89,391
Toyota Industries Corp.	1,079,054	88,784
Japan Exchange Group Inc.	3,574,170	88,639
TDK Corp.	2,424,782	87,444

		Shares	Market Value ($000)
	Marubeni Corp.	10,531,431	87,129
	Obic Co. Ltd.	450,155	85,601
	Sumitomo Mitsui Trust Holdings Inc.	2,464,689	84,884
	Yaskawa Electric Corp.	1,734,072	83,268
*	Renesas Electronics Corp.	6,694,127	82,387
	ENEOS Holdings Inc.	20,224,805	82,160
	NTT Data Corp.	4,248,081	82,133
	Nippon Yusen KK	1,083,088	81,154
	SG Holdings Co. Ltd.	2,850,348	80,639
	Sekisui House Ltd.	3,842,506	80,466
	MISUMI Group Inc.	1,876,879	79,859
	Shimadzu Corp.	1,811,412	79,550
	West Japan Railway Co.	1,557,963	78,314
	Mitsubishi Chemical Holdings Corp.	8,593,927	78,237
	Subaru Corp.	4,116,592	76,073
	Nitto Denko Corp.	986,844	70,250
	Japan Post Holdings Co. Ltd.	8,297,857	69,749
	MINEBEA MITSUMI Inc.	2,736,396	69,690
	Sumitomo Electric Industries Ltd.	5,080,415	67,558
	Yamaha Corp.	1,050,788	66,097
	Ono Pharmaceutical Co. Ltd.	2,882,485	65,731
*	Nissan Motor Co. Ltd.	13,030,008	65,117
	Nippon Building Fund Inc.	10,018	65,085
	Toray Industries Inc.	10,229,047	64,997
	AGC Inc.	1,239,748	63,887
	Nomura Research Institute Ltd.	1,729,122	63,557
	Toyota Tsusho Corp.	1,497,296	62,877
	Daifuku Co. Ltd.	649,696	60,932
	Kyowa Kirin Co. Ltd.	1,674,074	60,351
	Pan Pacific International Holdings Corp.	2,862,552	59,064
	Daiwa Securities Group Inc.	10,094,627	58,839
	Resona Holdings Inc.	14,647,508	58,590
	MEIJI Holdings Co. Ltd.	906,070	58,580
	Nippon Paint Holdings Co. Ltd.	5,341,280	58,167
	Sumitomo Metal Mining Co. Ltd.	1,595,007	57,676
	Yamato Holdings Co. Ltd.	2,250,778	56,968
	Dentsu Group Inc.	1,458,397	56,111
	Yamaha Motor Co. Ltd.	2,007,609	55,892
	Chubu Electric Power Co. Inc.	4,714,962	55,725
	Rakuten Group Inc.	5,468,728	53,270
	Tokyo Gas Co. Ltd.	2,857,251	53,166
	Hamamatsu Photonics KK	858,616	53,113
	Sumitomo Chemical Co. Ltd.	10,152,270	52,693
	Japan Real Estate Investment Corp.	8,761	52,551
	Disco Corp.	187,488	52,513
	Nissan Chemical Corp.	897,097	52,468
	Rohm Co. Ltd.	554,906	52,329
[1]	JFE Holdings Inc.	3,455,954	51,826
	Nihon M&A Center Inc.	1,758,416	51,635
	Mitsubishi Heavy Industries Ltd.	1,924,694	51,570
	Lixil Corp.	1,765,894	51,182
	Daito Trust Construction Co. Ltd.	433,671	50,873
	Nippon Prologis REIT Inc.	15,056	50,318
	CyberAgent Inc.	2,586,986	49,909
	Mitsui OSK Lines Ltd.	742,459	49,825
	Tokyu Corp.	3,306,984	49,087
	T&D Holdings Inc.	3,572,763	49,011
	Taiyo Yuden Co. Ltd.	832,700	48,775

		Shares	Market Value ($000)
	Osaka Gas Co. Ltd.	2,652,082	48,462
	Inpex Corp.	6,176,057	48,089
	Odakyu Electric Railway Co. Ltd.	2,068,535	47,876
	Kansai Electric Power Co. Inc.	4,909,790	47,577
	GLP J-REIT	28,566	46,907
	TOTO Ltd.	971,546	46,262
	Koito Manufacturing Co. Ltd.	768,411	46,207
	Hankyu Hanshin Holdings Inc.	1,467,116	46,175
	Yakult Honsha Co. Ltd.	902,333	45,677
	BayCurrent Consulting Inc.	90,748	45,439
	Isuzu Motors Ltd.	3,470,491	45,152
	Japan Metropolitan Fund Investment	46,286	44,444
	Nexon Co. Ltd.	2,762,621	44,342
	Ricoh Co. Ltd.	4,331,485	44,321
	JSR Corp.	1,216,506	43,729
	Nomura Real Estate Master Fund Inc.	30,335	43,660
	TIS Inc.	1,592,424	43,464
	Dai Nippon Printing Co. Ltd.	1,803,821	43,459
	Trend Micro Inc.	778,787	43,369
	Aisin Corp.	1,162,691	42,132
	Daiwa House REIT Investment Corp.	14,340	42,112
	Idemitsu Kosan Co. Ltd.	1,592,656	41,897
	Keio Corp.	775,924	41,502
*	Kintetsu Group Holdings Co. Ltd.	1,207,034	40,592
	Ibiden Co. Ltd.	727,943	40,041
	SBI Holdings Inc.	1,615,614	39,570
	Konami Holdings Corp.	631,147	39,560
	Sekisui Chemical Co. Ltd.	2,300,865	39,534
	Mitsui Chemicals Inc.	1,175,266	39,264
	Fuji Electric Co. Ltd.	844,132	38,413
	Kajima Corp.	2,960,324	37,935
	Azbil Corp.	872,604	37,570
	Obayashi Corp.	4,548,205	37,490
	Nissin Foods Holdings Co. Ltd.	466,955	37,471
	Seiko Epson Corp.	1,829,653	36,941
	Tobu Railway Co. Ltd.	1,369,430	36,873
	Hirose Electric Co. Ltd.	218,293	36,277
	Asahi Intecc Co. Ltd.	1,309,266	35,859
	Kurita Water Industries Ltd.	740,809	35,646
	Toho Co. Ltd. (XTKS)	755,714	35,603
	Otsuka Corp.	691,722	35,570
[1]	Taisei Corp.	1,108,199	35,509
	MonotaRO Co. Ltd.	1,578,578	35,376
	Ryohin Keikaku Co. Ltd.	1,582,155	35,192
	Suntory Beverage & Food Ltd.	848,458	35,173
	Brother Industries Ltd.	1,584,189	34,860
	GMO Payment Gateway Inc.	273,475	34,529
	Tosoh Corp.	1,882,908	34,122
	Capcom Co. Ltd.	1,223,126	33,986
	Santen Pharmaceutical Co. Ltd.	2,410,293	33,899
*	Mazda Motor Corp.	3,848,118	33,301
	Kobayashi Pharmaceutical Co. Ltd.	414,325	32,849
	Kansai Paint Co. Ltd.	1,299,089	32,226
	Hoshizaki Corp.	352,431	32,055
	TOPPAN Inc.	1,887,266	31,999
	Nippon Express Co. Ltd.	463,912	31,950
	Food & Life Cos. Ltd.	687,796	31,627
	Keisei Electric Railway Co. Ltd.	937,364	31,050

		Shares	Market Value ($000)
	SUMCO Corp.	1,556,025	31,044
	Orix JREIT Inc.	17,828	31,027
	Ebara Corp.	626,516	30,814
	Tsuruha Holdings Inc.	245,180	30,236
*	Tokyo Electric Power Co. Holdings Inc.	10,545,751	30,027
	Oji Holdings Corp.	5,935,047	29,905
*	Kawasaki Kisen Kaisha Ltd.	553,459	29,876
	Concordia Financial Group Ltd.	7,542,879	29,693
	Open House Co. Ltd.	501,814	29,525
	NGK Insulators Ltd.	1,726,336	29,263
	Nabtesco Corp.	763,860	28,881
	Showa Denko KK	1,186,396	28,869
	Nisshin Seifun Group Inc.	1,738,298	28,805
	Nippon Shinyaku Co. Ltd.	345,963	28,758
	Yokogawa Electric Corp.	1,641,281	28,626
	Advance Residence Investment Corp.	8,743	28,407
	Kakaku.com Inc.	874,395	28,237
	Square Enix Holdings Co. Ltd.	523,679	27,988
	Shizuoka Bank Ltd.	3,393,973	27,886
	Persol Holdings Co. Ltd.	1,117,550	27,859
	Hakuhodo DY Holdings Inc.	1,613,272	27,763
*	ANA Holdings Inc.	1,056,835	27,475
	Lion Corp.	1,697,710	27,459
	Rinnai Corp.	249,211	27,361
	Hulic Co. Ltd.	2,446,200	27,242
	Shimizu Corp.	3,635,292	27,211
	ZOZO Inc.	725,942	27,197
	United Urban Investment Corp.	19,998	27,029
	Chiba Bank Ltd.	4,141,998	26,841
	Toyo Suisan Kaisha Ltd.	605,618	26,817
	Asics Corp.	1,152,904	26,365
	Miura Co. Ltd.	659,082	26,347
	Marui Group Co. Ltd.	1,360,291	26,258
	Toho Gas Co. Ltd.	600,945	26,137
	Sojitz Corp.	1,595,273	26,055
*	Hitachi Metals Ltd.	1,342,929	25,934
	NOF Corp.	453,556	25,534
	Kyushu Railway Co.	1,061,174	25,532
	Ito En Ltd.	381,531	25,309
	Hikari Tsushin Inc.	149,226	25,222
	Tokyu Fudosan Holdings Corp.	4,087,462	25,156
	NH Foods Ltd.	665,248	25,123
	Stanley Electric Co. Ltd.	972,600	24,566
	Koei Tecmo Holdings Co. Ltd.	516,832	24,533
	Iida Group Holdings Co. Ltd.	950,117	24,439
	USS Co. Ltd.	1,434,853	24,425
	Welcia Holdings Co. Ltd.	675,640	24,352
	Nippon Sanso Holdings Corp.	966,603	24,224
	Japan Post Insurance Co. Ltd.	1,334,498	24,205
	Nikon Corp.	2,178,313	24,187
*	Nagoya Railroad Co. Ltd.	1,312,532	24,172
[1]	Casio Computer Co. Ltd.	1,443,173	23,893
	Mitsubishi Gas Chemical Co. Inc.	1,205,780	23,778
	Kyushu Electric Power Co. Inc.	3,126,190	23,749
	Tohoku Electric Power Co. Inc.	3,204,980	23,560
	Japan Post Bank Co. Ltd.	2,745,492	23,549
	Tokyo Century Corp.	418,225	23,546
*	Japan Airlines Co. Ltd.	986,602	23,488

		Shares	Market Value ($000)
	Industrial & Infrastructure Fund Investment Corp.	12,866	23,442
	Haseko Corp.	1,747,408	23,331
	Matsumotokiyoshi Holdings Co. Ltd.	517,476	23,227
	Mitsubishi HC Capital Inc. (XTKS)	4,414,784	23,084
	Kose Corp.	192,290	22,997
	Kawasaki Heavy Industries Ltd.	989,649	22,767
	Rakus Co. Ltd	638,025	22,606
	SCREEN Holdings Co. Ltd.	263,125	22,539
	Sekisui House REIT Inc.	27,213	22,531
	Bank of Kyoto Ltd.	487,549	22,423
	Kuraray Co. Ltd.	2,332,387	22,412
	TechnoPro Holdings Inc.	731,153	21,988
*	Skylark Holdings Co. Ltd.	1,493,494	21,930
	IHI Corp.	863,230	21,822
	Japan Prime Realty Investment Corp.	5,963	21,603
	Amada Co. Ltd.	2,078,626	21,441
	Tokyo Tatemono Co. Ltd.	1,348,997	21,364
	Itochu Techno-Solutions Corp.	653,452	21,221
	Keikyu Corp.	1,672,096	20,833
	Yamada Denki Co. Ltd.	4,945,724	20,770
	Jeol Ltd.	283,348	20,635
	NGK Spark Plug Co. Ltd.	1,313,990	20,444
	Sohgo Security Services Co. Ltd.	454,309	20,424
[1]	Takeda Pharmaceutical Co. Ltd. ADR	1,246,370	20,416
	NSK Ltd.	2,998,302	20,317
	Denka Co. Ltd.	579,358	20,233
	Hitachi Construction Machinery Co. Ltd.	719,888	20,225
	Sumitomo Dainippon Pharma Co. Ltd.	1,128,504	20,171
	LaSalle Logiport REIT	11,977	20,139
	Rohto Pharmaceutical Co. Ltd.	654,483	20,073
	Iwatani Corp.	343,260	20,064
	Sumitomo Heavy Industries Ltd.	766,185	19,968
*	PeptiDream Inc.	609,691	19,903
	COMSYS Holdings Corp.	753,359	19,873
	Cosmos Pharmaceutical Corp.	116,706	19,820
[1]	Shinsei Bank Ltd.	1,178,845	19,766
	Fukuoka Financial Group Inc.	1,102,455	19,725
	Nomura Real Estate Holdings Inc.	752,547	19,565
	Aozora Bank Ltd.	789,281	19,301
	Oracle Corp. Japan	219,335	19,268
	Air Water Inc.	1,198,418	19,156
	Activia Properties Inc.	4,675	19,117
	Nichirei Corp.	727,387	19,061
	Sega Sammy Holdings Inc.	1,341,188	18,998
	Keihan Holdings Co. Ltd.	660,214	18,965
	Benefit One Inc.	395,204	18,631
	Chugoku Electric Power Co. Inc.	2,039,504	18,604
	Ulvac Inc.	326,502	18,592
	Medipal Holdings Corp.	987,354	18,582
	NET One Systems Co. Ltd.	560,058	18,379
	Japan Hotel REIT Investment Corp.	30,314	18,198
	Hisamitsu Pharmaceutical Co. Inc.	480,918	18,189
	Horiba Ltd.	260,062	18,143
	Mitsui Fudosan Logistics Park Inc.	3,420	18,110
	SCSK Corp.	845,453	17,882
	Teijin Ltd.	1,251,552	17,789
*	Japan Airport Terminal Co. Ltd.	362,110	17,770
	Nippon Accommodations Fund Inc.	3,163	17,721

		Shares	Market Value ($000)
	Alfresa Holdings Corp.	1,183,129	17,674
	Isetan Mitsukoshi Holdings Ltd.	2,347,771	17,645
	Kenedix Office Investment Corp.	2,562	17,610
	Sumitomo Forestry Co. Ltd.	925,947	17,587
	Taisho Pharmaceutical Holdings Co. Ltd.	301,583	17,579
	Nifco Inc.	563,903	17,524
*	Seibu Holdings Inc.	1,388,031	17,521
	Japan Logistics Fund Inc.	5,844	17,364
	Sugi Holdings Co. Ltd.	237,899	17,344
	Sanwa Holdings Corp.	1,316,097	17,110
	Nihon Kohden Corp.	503,096	17,101
	Kewpie Corp.	704,535	17,077
	Pigeon Corp.	734,077	17,066
	Hino Motors Ltd.	1,830,874	17,001
	THK Co. Ltd.	774,081	16,986
	Morinaga Milk Industry Co. Ltd.	271,444	16,955
	Kyowa Exeo Corp.	691,451	16,950
	Takara Holdings Inc.	1,175,498	16,943
	Tokai Carbon Co. Ltd.	1,324,739	16,935
	Sharp Corp.	1,337,311	16,858
	Zenkoku Hosho Co. Ltd.	342,710	16,724
[1]	Anritsu Corp.	935,807	16,700
	Mitsubishi Materials Corp.	843,811	16,412
[1]	Konica Minolta Inc.	3,056,798	16,402
[1]	Zensho Holdings Co. Ltd.	655,481	16,260
	Kaneka Corp.	388,493	16,227
	Lawson Inc.	327,393	16,082
	Kadokawa Corp.	289,018	16,081
	Taiheiyo Cement Corp.	777,971	16,073
	J Front Retailing Co. Ltd.	1,662,647	16,026
	Electric Power Development Co. Ltd.	1,115,905	15,999
	Tokyo Ohka Kogyo Co. Ltd.	256,403	15,659
	Nankai Electric Railway Co. Ltd.	727,727	15,650
	Goldwin Inc.	239,874	15,645
	DIC Corp.	550,375	15,524
	Sumitomo Rubber Industries Ltd.	1,217,319	15,445
*	SHIFT Inc.	72,200	15,362
	Fancl Corp.	459,828	15,176
	ADEKA Corp.	675,047	15,169
	Sankyu Inc.	329,794	15,168
	House Foods Group Inc.	494,928	15,037
	Shinko Electric Industries Co. Ltd.	443,597	14,693
	Relo Group Inc.	711,713	14,689
	Alps Alpine Co. Ltd.	1,354,239	14,674
	Mori Hills REIT Investment Corp.	10,754	14,572
	Yamazaki Baking Co. Ltd.	831,500	14,460
	Suzuken Co. Ltd.	494,048	14,453
	Tsumura & Co.	449,750	14,371
	Fuji Corp.	563,907	14,319
	Frontier Real Estate Investment Corp.	3,244	14,217
	AEON REIT Investment Corp.	10,571	14,202
	Kinden Corp.	840,644	14,175
	Ushio Inc.	751,278	14,079
	Mebuki Financial Group Inc.	6,416,862	14,059
	Kagome Co. Ltd.	543,570	14,012
	Kamigumi Co. Ltd.	667,491	13,989
	SHO-BOND Holdings Co. Ltd.	312,704	13,856
	Daicel Corp.	1,769,853	13,780

		Shares	Market Value ($000)
	Zeon Corp.	978,180	13,770
	Shimamura Co. Ltd.	146,931	13,734
	Credit Saison Co. Ltd.	1,045,161	13,705
	Ship Healthcare Holdings Inc.	530,172	13,656
	Daiseki Co. Ltd.	312,109	13,631
	Sundrug Co. Ltd.	445,470	13,589
	JGC Holdings Corp.	1,453,198	13,518
	Coca-Cola Bottlers Japan Holdings Inc.	936,530	13,473
	JTEKT Corp.	1,546,387	13,418
	Menicon Co. Ltd.	337,226	13,132
	Daiwa Securities Living Investments Corp.	13,049	13,066
	Ube Industries Ltd.	666,344	13,028
	Comforia Residential REIT Inc.	4,230	13,026
	DMG Mori Co. Ltd.	697,203	13,013
	Kenedix Residential Next Investment Corp.	6,656	12,972
	Ezaki Glico Co. Ltd.	341,743	12,963
	Nippon Electric Glass Co. Ltd.	547,070	12,940
	Penta-Ocean Construction Co. Ltd.	1,906,211	12,940
	Justsystems Corp.	228,662	12,858
	Invincible Investment Corp.	32,807	12,853
	Nishi-Nippon Railroad Co. Ltd.	506,046	12,808
	Internet Initiative Japan Inc.	369,956	12,781
	Yokohama Rubber Co. Ltd.	710,514	12,751
*	Park24 Co. Ltd.	747,089	12,713
	Hulic REIT Inc.	8,067	12,681
	Infomart Corp.	1,399,196	12,631
	Mitsubishi Logistics Corp.	423,228	12,560
	Aeon Mall Co. Ltd.	810,891	12,477
*	Sansan Inc.	129,378	12,475
*	RENOVA Inc.	303,400	12,447
	Outsourcing Inc.	690,773	12,380
	SMS Co. Ltd.	338,703	12,339
	Kobe Steel Ltd.	2,035,004	12,329
	Daiwa Office Investment Corp.	1,822	12,296
	Calbee Inc.	505,106	12,292
	Nippon Kayaku Co. Ltd.	1,112,779	12,280
	Nippo Corp.	342,334	12,268
	Fujitec Co. Ltd.	525,420	12,242
	Toyo Tire Corp.	686,885	12,242
	Dowa Holdings Co. Ltd.	309,571	12,160
	Topcon Corp.	698,880	12,154
	Aica Kogyo Co. Ltd.	354,770	12,136
	Nagase & Co. Ltd.	719,198	12,100
	Sawai Group Holdings Co. Ltd.	259,607	12,078
	NTT UD REIT Investment Corp.	8,709	11,969
	Mabuchi Motor Co. Ltd.	344,414	11,944
	As One Corp.	81,815	11,930
	Amano Corp.	464,595	11,879
[1]	Toyo Seikan Group Holdings Ltd.	1,000,546	11,702
	K's Holdings Corp	1,131,582	11,692
	Pola Orbis Holdings Inc.	507,391	11,679
	GS Yuasa Corp.	516,466	11,678
*	Mitsubishi Motors Corp.	4,278,620	11,671
	Katitas Co. Ltd.	326,878	11,522
	Ain Holdings Inc.	184,219	11,478
	FP Corp.	308,044	11,447
	Mirait Holdings Corp.	573,914	11,362
	Seino Holdings Co. Ltd.	936,753	11,348

		Shares	Market Value ($000)
	Hirogin Holdings Inc.	1,986,135	11,320
	NIPPON REIT Investment Corp.	2,908	11,309
	DeNA Co. Ltd.	607,688	11,272
	Nihon Unisys Ltd.	434,100	11,242
	Jafco Co. Ltd.	175,592	11,208
	Mitsubishi Estate Logistics REIT Investment Corp.	2,528	11,105
	Rengo Co. Ltd.	1,412,501	11,036
	Nippon Shokubai Co. Ltd.	214,496	11,032
	Benesse Holdings Inc.	486,549	11,002
	Hachijuni Bank Ltd.	3,077,267	10,961
	Japan Steel Works Ltd.	421,424	10,908
	Japan Elevator Service Holdings Co. Ltd.	473,300	10,884
	Toda Corp.	1,556,636	10,869
	cocokara fine Inc.	141,783	10,769
	Nishimatsu Construction Co. Ltd.	345,261	10,682
	Tokyo Seimitsu Co. Ltd.	258,952	10,628
	Takashimaya Co. Ltd.	949,174	10,567
	Nippon Suisan Kaisha Ltd.	1,809,233	10,513
	Mitsui High-Tec Inc.	152,643	10,446
	Sotetsu Holdings Inc.	523,784	10,408
*	Fujikura Ltd.	1,770,536	10,386
	Mitsui Mining & Smelting Co. Ltd.	370,358	10,281
	Japan Excellent Inc.	8,356	10,232
	Daio Paper Corp.	545,454	10,213
	Daido Steel Co. Ltd.	240,771	10,212
	Kenedix Retail REIT Corp.	3,916	10,155
	AEON Financial Service Co. Ltd.	793,528	10,048
	GMO internet Inc.	393,197	10,008
	Nippon Gas Co. Ltd.	725,587	9,966
	Cosmo Energy Holdings Co. Ltd.	439,099	9,941
	Morinaga & Co. Ltd.	269,341	9,934
[1]	Seven Bank Ltd.	4,439,996	9,900
	Toyoda Gosei Co. Ltd.	494,403	9,889
	ABC-Mart Inc.	175,982	9,885
	Hoshino Resorts REIT Inc.	1,499	9,879
	Daiichikosho Co. Ltd.	265,536	9,832
	Tokyu REIT Inc.	5,919	9,814
	Sumitomo Bakelite Co. Ltd.	212,306	9,807
	Digital Garage Inc.	214,695	9,795
	Maruichi Steel Tube Ltd.	420,970	9,736
	Sapporo Holdings Ltd.	423,324	9,716
	Hitachi Transport System Ltd.	217,064	9,643
	Daiwabo Holdings Co. Ltd.	602,180	9,642
	OKUMA Corp.	200,021	9,636
	Kobe Bussan Co. Ltd.	292,492	9,557
	H.U. Group Holdings Inc.	351,765	9,555
	JCR Pharmaceuticals Co. Ltd.	381,764	9,551
	PALTAC Corp.	210,807	9,547
	Bic Camera Inc.	1,000,215	9,534
	Iyo Bank Ltd.	1,844,344	9,467
	Toagosei Co. Ltd.	815,621	9,465
	Acom Co. Ltd.	2,580,169	9,428
	Kokuyo Co. Ltd.	555,477	9,415
	Fujitsu General Ltd.	376,133	9,404
	Yamaguchi Financial Group Inc.	1,571,101	9,332
	Kaken Pharmaceutical Co. Ltd.	225,804	9,291
	Kyushu Financial Group Inc.	2,588,099	9,268
	Asahi Holdings Inc.	510,098	9,234

		Shares	Market Value ($000)
[1]	Mizuho Leasing Co. Ltd.	282,454	9,163
	Furukawa Electric Co. Ltd.	417,957	9,152
	Systena Corp.	452,840	9,115
	Nichias Corp.	373,551	9,114
	NOK Corp.	774,619	9,074
	OSG Corp.	529,318	9,060
	Pilot Corp.	237,744	9,039
	Heiwa Real Estate REIT Inc.	6,130	9,034
	Chugoku Bank Ltd.	1,173,775	9,033
	Tokuyama Corp.	473,383	9,031
*	Descente Ltd.	256,937	9,009
	Gunma Bank Ltd.	2,795,040	9,002
*,1	Yoshinoya Holdings Co. Ltd.	441,826	8,925
	Takara Bio Inc.	316,412	8,915
	Meitec Corp.	161,634	8,902
	Mori Trust Sogo REIT Inc.	6,699	8,889
	Izumi Co. Ltd.	266,753	8,875
	TS Tech Co. Ltd.	690,108	8,867
	Yaoko Co. Ltd.	143,165	8,809
	Toei Co. Ltd.	44,357	8,755
	Fuyo General Lease Co. Ltd.	126,491	8,701
	Resorttrust Inc.	441,131	8,659
	Hazama Ando Corp.	1,203,196	8,627
	Kotobuki Spirits Co. Ltd.	126,164	8,621
	Sanrio Co. Ltd.	371,456	8,569
	NSD Co. Ltd.	469,308	8,551
	Kyudenko Corp.	258,859	8,544
	Inaba Denki Sangyo Co. Ltd.	349,716	8,513
	NEC Networks & System Integration Corp.	451,079	8,507
	CKD Corp.	398,489	8,475
[1]	OBIC Business Consultants Co. Ltd.	166,456	8,474
	Fukuyama Transporting Co. Ltd.	191,969	8,381
	Hitachi Zosen Corp.	1,083,838	8,286
*	Raksul Inc.	157,500	8,284
	Nipro Corp.	796,966	8,269
	Kureha Corp.	121,800	8,217
	Citizen Watch Co. Ltd.	1,765,061	8,087
	Tadano Ltd.	766,063	8,049
	Mani Inc.	419,289	7,998
*	Shochiku Co. Ltd.	67,391	7,940
	Takasago Thermal Engineering Co. Ltd.	412,631	7,808
	Glory Ltd.	347,642	7,752
	Lintec Corp.	339,040	7,744
	Milbon Co. Ltd.	126,325	7,740
	Wacoal Holdings Corp.	363,210	7,698
	Sankyo Co. Ltd.	309,604	7,697
	Heiwa Real Estate Co. Ltd.	221,596	7,688
	Ariake Japan Co. Ltd.	121,795	7,666
	Hanwa Co. Ltd.	246,764	7,627
	en japan Inc.	208,200	7,521
	Fujimi Inc.	129,142	7,439
	Kusuri no Aoki Holdings Co. Ltd.	107,904	7,415
[1]	Toridoll Holdings Corp.	293,802	7,401
	Toyobo Co. Ltd.	589,808	7,359
	Fukuoka REIT Corp.	4,896	7,343
	Macnica Fuji Electronics Holdings Inc.	314,998	7,331
	NHK Spring Co. Ltd.	1,028,040	7,316
	Toyota Boshoku Corp.	413,198	7,309

		Shares	Market Value ($000)
	Fuji Soft Inc.	139,478	7,303
	Yamato Kogyo Co. Ltd.	227,115	7,274
	Shoei Co. Ltd.	160,036	7,220
	Sanken Electric Co. Ltd.	128,761	7,208
	Nisshinbo Holdings Inc.	954,726	7,196
	NS Solutions Corp.	211,502	7,176
	Nikkon Holdings Co. Ltd.	348,129	7,164
	Okamura Corp.	489,509	7,123
	Nagawa Co. Ltd.	64,395	7,105
	Maeda Corp.	892,300	7,077
	Shikoku Electric Power Co. Inc.	1,019,876	7,069
*	Oisix ra daichi Inc.	158,915	7,044
	Fuji Oil Holdings Inc.	300,232	7,041
[1]	JINS Holdings Inc.	96,309	7,020
*,1	HIS Co. Ltd.	266,164	7,011
	Canon Marketing Japan Inc.	300,652	6,982
	Takuma Co. Ltd.	494,448	6,878
	Nippon Light Metal Holdings Co. Ltd.	394,179	6,863
	Hankyu Hanshin REIT Inc.	4,647	6,858
	Kanematsu Corp.	553,689	6,848
	Tsubakimoto Chain Co.	221,298	6,837
	Trusco Nakayama Corp.	263,347	6,828
	Toshiba TEC Corp.	161,201	6,823
	Nippon Paper Industries Co. Ltd.	640,688	6,799
	Hokuhoku Financial Group Inc.	885,016	6,766
	Global One Real Estate Investment Corp.	6,498	6,752
	Sakata Seed Corp.	209,494	6,569
	Heiwa Corp.	350,079	6,554
	Fuji Kyuko Co. Ltd.	152,487	6,541
*	NTN Corp.	2,919,487	6,537
[1]	IR Japan Holdings Ltd.	59,100	6,509
	KH Neochem Co. Ltd.	237,477	6,499
	Aiful Corp.	1,932,944	6,479
	Daishi Hokuetsu Financial Group Inc.	284,212	6,449
	TOKAI Holdings Corp.	798,140	6,413
	Ichigo Office REIT Investment Corp.	7,944	6,410
	Duskin Co. Ltd.	274,304	6,371
	DCM Holdings Co. Ltd.	656,448	6,359
	Nihon Parkerizing Co. Ltd.	615,607	6,317
	Sumitomo Osaka Cement Co. Ltd.	226,094	6,294
	Nishi-Nippon Financial Holdings Inc.	979,947	6,271
	Okumura Corp.	234,180	6,260
	Dexerials Corp.	317,058	6,220
	Wacom Co. Ltd.	975,730	6,205
	Kyoritsu Maintenance Co. Ltd.	159,351	6,201
	SOSiLA Logistics REIT Inc.	4,168	6,194
	Senko Group Holdings Co. Ltd.	676,069	6,187
	Nitto Boseki Co. Ltd.	184,153	6,157
	Kumagai Gumi Co. Ltd.	237,498	6,146
	Hokuriku Electric Power Co.	1,131,864	6,102
	Kintetsu World Express Inc.	240,472	6,090
	Monex Group Inc.	1,170,286	6,071
[1]	Mixi Inc.	269,725	6,067
	Tomy Co. Ltd.	593,997	6,059
	Kiyo Bank Ltd.	424,016	6,000
	Round One Corp.	429,558	5,997
	DTS Corp.	260,334	5,983
	TKC Corp.	189,548	5,956

		Shares	Market Value ($000)
	Meidensha Corp.	269,129	5,930
[1]	Colowide Co. Ltd.	374,635	5,910
	Information Services International-Dentsu Ltd.	155,630	5,876
	Fuso Chemical Co. Ltd.	127,937	5,796
	Daihen Corp.	131,171	5,778
	Taiyo Holdings Co. Ltd.	227,598	5,778
	Sumitomo Warehouse Co. Ltd.	352,712	5,760
	Fuji Seal International Inc.	265,030	5,719
	Earth Corp.	93,591	5,713
	Taikisha Ltd.	189,818	5,705
	Toho Holdings Co. Ltd.	349,503	5,677
	Maruha Nichiro Corp.	239,684	5,677
	Valor Holdings Co. Ltd.	262,409	5,669
	Itoham Yonekyu Holdings Inc.	866,788	5,663
	Kandenko Co. Ltd.	684,068	5,656
[1]	Hokuetsu Corp.	923,043	5,653
	Hokkaido Electric Power Co. Inc.	1,180,920	5,623
	Itochu Advance Logistics Investment Corp.	4,021	5,610
	Joyful Honda Co. Ltd.	405,185	5,609
	Transcosmos Inc.	171,491	5,600
	Megmilk Snow Brand Co. Ltd.	271,816	5,585
	Nojima Corp.	216,914	5,580
	Orient Corp.	3,753,344	5,549
	Shiga Bank Ltd.	325,754	5,529
	CRE Logistics REIT Inc.	2,968	5,522
	Funai Soken Holdings Inc.	203,432	5,505
[1]	EDION Corp.	583,323	5,498
	77 Bank Ltd.	482,766	5,496
	JCU Corp.	138,281	5,496
	Japan Lifeline Co. Ltd.	447,377	5,494
	Kohnan Shoji Co. Ltd.	166,294	5,471
	UT Group Co. Ltd.	183,200	5,470
[1]	Atom Corp.	775,325	5,464
	Nippon Soda Co. Ltd.	169,922	5,461
	Tokyo Steel Manufacturing Co. Ltd.	529,154	5,433
	Paramount Bed Holdings Co. Ltd.	272,428	5,432
	Maruwa Co. Ltd.	53,044	5,403
	Iriso Electronics Co. Ltd.	132,877	5,401
	Star Asia Investment Corp.	10,412	5,351
	Raito Kogyo Co. Ltd.	303,344	5,348
	Nichiha Corp.	187,214	5,338
	Autobacs Seven Co. Ltd.	400,257	5,316
*,1	Create Restaurants Holdings Inc.	593,748	5,275
	Seiren Co. Ltd.	279,976	5,267
	Mochida Pharmaceutical Co. Ltd.	172,722	5,261
	Tokai Tokyo Financial Holdings Inc.	1,453,116	5,247
	eRex Co. Ltd.	236,192	5,246
	Life Corp.	129,901	5,206
	Tri Chemical Laboratories Inc.	172,104	5,203
	Digital Arts Inc.	64,324	5,184
	H2O Retailing Corp.	598,951	5,177
	BML Inc.	136,181	5,166
	Makino Milling Machine Co. Ltd.	134,040	5,153
	Takeuchi Manufacturing Co. Ltd.	222,697	5,129
	Kumiai Chemical Industry Co. Ltd.	654,599	5,121
	San-In Godo Bank Ltd.	1,017,203	5,105
	Oki Electric Industry Co. Ltd.	582,153	5,091
	Sangetsu Corp.	375,220	5,091

		Shares	Market Value ($000)
	Hioki EE Corp.	59,191	5,070
	Musashi Seimitsu Industry Co. Ltd.	288,912	5,061
	Dip Corp.	131,147	5,004
	Mirai Corp.	10,329	4,984
	Matsui Securities Co. Ltd.	685,250	4,978
	Ai Holdings Corp.	234,485	4,957
	Prima Meat Packers Ltd.	194,040	4,916
	Towa Pharmaceutical Co. Ltd.	172,285	4,885
	Eizo Corp.	127,267	4,862
	GLOBERIDE Inc.	138,200	4,851
	Elecom Co. Ltd.	301,778	4,849
	Create SD Holdings Co. Ltd.	143,637	4,827
*	UACJ Corp.	184,183	4,823
	San-Ai Oil Co. Ltd.	363,619	4,797
	Noevir Holdings Co. Ltd.	100,417	4,789
	Nippn Corp.	327,504	4,779
	Central Glass Co. Ltd.	257,061	4,777
*,1	giftee Inc.	132,719	4,763
	Arcs Co. Ltd.	233,319	4,739
	Nachi-Fujikoshi Corp.	115,985	4,738
	Ichibanya Co. Ltd.	115,872	4,732
	MOS Food Services Inc.	161,540	4,728
	Tokai Rika Co. Ltd.	329,887	4,720
	Awa Bank Ltd.	240,255	4,698
*	Royal Holdings Co. Ltd.	232,834	4,693
	Nextage Co. Ltd.	238,498	4,664
	Sanki Engineering Co. Ltd.	351,806	4,657
	Kura Sushi Inc.	129,150	4,654
	Kissei Pharmaceutical Co. Ltd.	215,570	4,639
	Toyo Ink SC Holdings Co. Ltd.	246,733	4,638
	eGuarantee Inc.	208,400	4,632
	ZERIA Pharmaceutical Co. Ltd.	251,171	4,619
	Starts Corp. Inc.	193,940	4,615
	Shizuoka Gas Co. Ltd.	381,506	4,600
	Jaccs Co. Ltd.	168,221	4,576
	Tsugami Corp.	302,484	4,561
	Nomura Co. Ltd.	506,680	4,558
	Zojirushi Corp.	284,277	4,550
	BeNext-Yumeshin Group Co.	389,350	4,548
	Juroku Bank Ltd.	233,668	4,528
*	M&A Capital Partners Co. Ltd.	81,778	4,520
	GungHo Online Entertainment Inc.	246,460	4,519
	MCJ Co. Ltd.	418,148	4,506
	Inabata & Co. Ltd.	290,933	4,502
	Anicom Holdings Inc.	532,196	4,493
	Ogaki Kyoritsu Bank Ltd.	253,469	4,488
	Japan Aviation Electronics Industry Ltd.	307,113	4,465
	Mitsubishi Logisnext Co. Ltd.	435,091	4,462
	Takara Standard Co. Ltd.	306,721	4,454
	Suruga Bank Ltd.	1,194,419	4,439
	Max Co. Ltd.	255,101	4,436
	Kanamoto Co. Ltd.	189,431	4,432
	Nippon Steel Trading Corp.	97,908	4,426
	Japan Securities Finance Co. Ltd.	570,795	4,412
	Fujimori Kogyo Co. Ltd.	101,730	4,410
*,1	Change Inc.	212,200	4,401
	ValueCommerce Co. Ltd.	102,900	4,394
	Rorze Corp.	61,810	4,387

		Shares	Market Value ($000)
	Komeri Co. Ltd.	180,813	4,386
	Monogatari Corp.	62,274	4,365
	Japan Material Co. Ltd.	376,290	4,362
	Token Corp.	49,200	4,353
	Showa Sangyo Co. Ltd.	173,084	4,329
	Daibiru Corp.	293,813	4,319
	Sumitomo Mitsui Construction Co. Ltd.	966,068	4,306
	Saizeriya Co. Ltd.	164,550	4,285
	Yokogawa Bridge Holdings Corp.	196,521	4,279
	Nisshin Oillio Group Ltd.	156,639	4,269
	SBS Holdings Inc.	113,300	4,264
	KYORIN Holdings Inc.	266,539	4,240
	SAMTY Co. Ltd.	201,800	4,219
	KOMEDA Holdings Co. Ltd.	212,616	4,218
	San-A Co. Ltd.	117,183	4,180
	Yamazen Corp.	435,323	4,176
*	euglena Co. Ltd.	533,435	4,172
	Ichigo Inc.	1,266,709	4,167
	Tocalo Co. Ltd.	343,616	4,166
	North Pacific Bank Ltd.	1,826,866	4,153
	Nissha Co. Ltd.	260,593	4,143
	Mitani Sekisan Co. Ltd.	64,000	4,131
	Gunze Ltd.	105,703	4,116
	Giken Ltd.	92,832	4,115
	Solasto Corp.	304,271	4,100
	Maeda Road Construction Co. Ltd.	224,226	4,071
	Maeda Kosen Co. Ltd.	136,228	4,038
	Comture Corp.	145,500	4,036
	Kato Sangyo Co. Ltd.	136,234	4,034
	Hogy Medical Co. Ltd.	140,875	4,022
	Hyakugo Bank Ltd.	1,383,552	4,022
	Ohsho Food Service Corp.	73,228	4,004
	Nippon Densetsu Kogyo Co. Ltd.	235,107	3,982
	Japan Petroleum Exploration Co. Ltd.	212,705	3,982
	ASKUL Corp.	270,718	3,970
	Eiken Chemical Co. Ltd.	210,291	3,947
	Nagaileben Co. Ltd.	166,956	3,918
	Yodogawa Steel Works Ltd.	179,463	3,913
	Tokyotokeiba Co. Ltd.	99,843	3,912
	Totetsu Kogyo Co. Ltd.	176,437	3,894
	Mitsuuroko Group Holdings Co. Ltd.	297,559	3,890
[1]	Pharma Foods International Co. Ltd.	162,600	3,887
	Heiwado Co. Ltd.	198,899	3,864
	Okasan Securities Group Inc.	1,066,762	3,863
	Prestige International Inc.	562,128	3,838
	Shima Seiki Manufacturing Ltd.	190,617	3,835
	Nichicon Corp.	406,175	3,832
	One REIT Inc.	1,441	3,831
	Sato Holdings Corp.	157,252	3,821
	Nanto Bank Ltd.	213,359	3,819
[1]	Midac Holdings Co. Ltd.	80,213	3,818
	Tsubaki Nakashima Co. Ltd.	269,870	3,813
	Noritake Co. Ltd.	85,293	3,802
	Aeon Hokkaido Corp.	342,000	3,799
	Okinawa Electric Power Co. Inc.	294,887	3,798
	Mitsubishi Pencil Co. Ltd.	292,896	3,765
	Shibuya Corp.	135,851	3,725
	Japan Wool Textile Co. Ltd.	409,037	3,712

		Shares	Market Value ($000)
	Nishimatsuya Chain Co. Ltd.	293,556	3,710
*	Leopalace21 Corp.	1,663,841	3,698
[1]	Maruwa Unyu Kikan Co. Ltd.	256,664	3,691
	Daiho Corp.	108,088	3,688
[1]	United Super Markets Holdings Inc.	373,889	3,684
	Aeon Delight Co. Ltd.	115,520	3,671
	Roland Corp.	79,900	3,659
	LITALICO Inc.	117,200	3,658
	Kitz Corp.	517,844	3,645
	Noritz Corp.	223,355	3,645
	Sanyo Chemical Industries Ltd.	69,825	3,644
[1]	Bunka Shutter Co. Ltd.	360,948	3,639
	Shibaura Machine Co. Ltd.	147,964	3,634
	Megachips Corp.	121,120	3,629
	S-Pool Inc.	389,185	3,621
	Morita Holdings Corp.	267,022	3,618
	Seiko Holdings Corp.	178,546	3,598
	Osaka Organic Chemical Industry Ltd.	105,700	3,592
	Sanyo Denki Co. Ltd.	56,502	3,583
	Strike Co. Ltd.	94,932	3,582
	Kameda Seika Co. Ltd.	89,996	3,580
	Musashino Bank Ltd.	217,540	3,568
	Nikkiso Co. Ltd.	413,546	3,561
	Towa Corp.	156,647	3,556
*,1	Chiyoda Corp.	1,013,634	3,551
	Nissin Electric Co. Ltd.	289,743	3,545
	Bank of Okinawa Ltd.	143,051	3,534
*	MedPeer Inc.	104,011	3,530
	TBS Holdings Inc.	229,979	3,514
	Pasona Group Inc.	124,100	3,510
	KYB Corp.	129,599	3,505
	Cybozu Inc.	160,766	3,492
	Zuken Inc.	94,304	3,438
	Hirata Corp.	56,202	3,438
	Idec Corp.	173,327	3,416
	Mandom Corp.	237,801	3,413
	United Arrows Ltd.	173,633	3,405
	Curves Holdings Co. Ltd.	409,489	3,401
	Okamoto Industries Inc.	92,194	3,397
	Nippon Ceramic Co. Ltd.	124,131	3,391
	Nippon Seiki Co. Ltd.	321,501	3,379
	Star Micronics Co. Ltd.	242,766	3,363
	Chudenko Corp.	166,016	3,353
	T Hasegawa Co. Ltd.	140,815	3,353
	Usen-Next Holdings Co. Ltd.	106,596	3,329
	Aida Engineering Ltd.	354,100	3,327
	Maruzen Showa Unyu Co. Ltd.	103,627	3,318
	Ryosan Co. Ltd.	160,527	3,307
	Yellow Hat Ltd.	189,364	3,303
	Nippon Signal Co. Ltd.	369,641	3,300
	Bell System24 Holdings Inc.	221,735	3,299
	Saibu Gas Holdings Co. Ltd.	148,432	3,284
	Fukushima Galilei Co. Ltd.	74,060	3,277
	Sekisui Jushi Corp.	172,520	3,275
	FCC Co. Ltd.	232,060	3,269
	IDOM Inc.	362,481	3,266
	Starts Proceed Investment Corp.	1,468	3,266
	Shoei Foods Corp.	84,278	3,257

		Shares	Market Value ($000)
[1]	Tamura Corp.	497,866	3,256
	Topre Corp.	275,146	3,249
	Belc Co. Ltd.	61,892	3,243
[1]	Ringer Hut Co. Ltd.	145,189	3,238
	S Foods Inc.	117,776	3,238
	Adastria Co. Ltd.	175,249	3,221
	Gree Inc.	583,243	3,213
	Plenus Co. Ltd.	164,058	3,204
	Mitsui-Soko Holdings Co. Ltd.	141,531	3,192
	Pacific Industrial Co. Ltd.	302,538	3,192
	Keiyo Bank Ltd.	793,237	3,184
	Axial Retailing Inc.	93,937	3,183
	Intage Holdings Inc.	216,953	3,178
*	Nippon Sheet Glass Co. Ltd.	617,405	3,177
	Arata Corp.	80,478	3,172
	Yokowo Co. Ltd.	141,030	3,167
	Hosiden Corp.	367,291	3,166
	Noritsu Koki Co. Ltd.	139,063	3,151
	Raiznext Corp.	293,438	3,150
	Kaga Electronics Co. Ltd.	116,480	3,140
[1]	Kisoji Co. Ltd.	143,634	3,114
	Maxell Holdings Ltd.	259,774	3,105
	Shinmaywa Industries Ltd.	372,839	3,104
	Riso Kagaku Corp.	151,962	3,099
	Tokyu Construction Co. Ltd.	439,142	3,079
	Riken Keiki Co. Ltd.	112,061	3,067
	Nitta Corp.	125,180	3,066
	Fuji Media Holdings Inc.	289,587	3,064
[1]	SKY Perfect JSAT Holdings Inc.	789,003	3,024
	Osaka Soda Co. Ltd.	123,986	2,992
	Ricoh Leasing Co. Ltd.	90,111	2,988
	Nippon Koei Co. Ltd.	92,689	2,978
	Trancom Co. Ltd.	40,535	2,964
	Hamakyorex Co. Ltd.	98,344	2,952
	TOMONY Holdings Inc.	1,001,427	2,945
	Yuasa Trading Co. Ltd.	108,734	2,940
	Nissan Shatai Co. Ltd.	408,299	2,917
	Avex Inc.	217,401	2,909
	Link And Motivation Inc.	287,997	2,909
*	SRE Holdings Corp.	40,992	2,908
	Carta Holdings Inc.	127,245	2,905
	Future Corp.	116,570	2,899
	Infocom Corp.	135,275	2,885
	Kanto Denka Kogyo Co. Ltd.	302,431	2,880
	Alpen Co. Ltd.	103,550	2,878
	Keihanshin Building Co. Ltd.	227,749	2,876
	Kyokuto Kaihatsu Kogyo Co. Ltd.	196,686	2,873
	Hokkoku Bank Ltd.	149,252	2,872
	Argo Graphics Inc.	96,600	2,865
	Optex Group Co. Ltd.	210,501	2,863
	Mizuno Corp.	120,321	2,862
	Exedy Corp.	187,151	2,855
	Takara Leben Real Estate Investment Corp.	2,917	2,852
	Wakita & Co. Ltd.	292,894	2,847
	Airtrip Corp.	72,444	2,844
	Samty Residential Investment Corp.	2,704	2,839
	Organo Corp.	46,229	2,831
	Itochu Enex Co. Ltd.	314,453	2,826

		Shares	Market Value ($000)
	VT Holdings Co. Ltd.	574,643	2,820
*	Matsuya Co. Ltd.	275,586	2,819
	Joshin Denki Co. Ltd.	124,387	2,815
	Sakata INX Corp.	267,995	2,812
	Restar Holdings Corp.	169,232	2,810
	Doutor Nichires Holdings Co. Ltd.	177,691	2,807
	Nitto Kogyo Corp.	179,177	2,805
	Daiichi Jitsugyo Co. Ltd.	62,691	2,793
	SWCC Showa Holdings Co. Ltd.	139,196	2,792
	Koa Corp.	182,558	2,785
	Relia Inc.	264,730	2,778
	Nippon Kanzai Co. Ltd.	119,361	2,748
	Broadleaf Co. Ltd.	535,247	2,747
	DyDo Group Holdings Inc.	53,798	2,744
	Kanematsu Electronics Ltd.	78,559	2,736
	Hiday Hidaka Corp.	172,809	2,732
	Nippon Road Co. Ltd.	36,104	2,728
	Fujibo Holdings Inc.	72,143	2,725
	Nishio Rent All Co. Ltd.	103,543	2,723
	Bank of Nagoya Ltd.	114,280	2,704
	Micronics Japan Co. Ltd.	210,389	2,699
	Iino Kaiun Kaisha Ltd.	579,924	2,698
	HI-LEX Corp.	169,600	2,682
	Tokyo Electron Device Ltd.	40,524	2,655
	TechMatrix Corp.	147,000	2,655
	ESPEC Corp.	125,889	2,654
	Senshu Ikeda Holdings Inc.	1,797,919	2,651
	FULLCAST Holdings Co. Ltd.	130,548	2,650
	Fuji Co. Ltd.	135,303	2,643
	Uchida Yoko Co. Ltd.	53,982	2,628
	Konishi Co. Ltd.	164,775	2,624
	Nichi-iko Pharmaceutical Co. Ltd.	325,479	2,621
	Oiles Corp.	177,902	2,620
	Insource Co. Ltd.	135,000	2,615
[1]	Aruhi Corp.	224,013	2,612
	Shikoku Chemicals Corp.	207,858	2,598
	Mitsuboshi Belting Ltd.	139,181	2,584
	Sakai Moving Service Co. Ltd.	59,008	2,564
	Retail Partners Co. Ltd.	230,800	2,562
	Ishihara Sangyo Kaisha Ltd.	225,768	2,558
	gremz Inc.	96,300	2,556
	Hosokawa Micron Corp.	81,884	2,553
	Taihei Dengyo Kaisha Ltd.	101,127	2,553
	Toyo Construction Co. Ltd.	486,642	2,547
	ARTERIA Networks Corp.	173,000	2,546
	Chofu Seisakusho Co. Ltd.	135,463	2,545
	Arcland Sakamoto Co. Ltd.	162,985	2,543
	Elan Corp.	218,700	2,539
	Mitsubishi Shokuhin Co. Ltd.	97,195	2,535
	Nippon Pillar Packing Co. Ltd.	105,600	2,534
	Nohmi Bosai Ltd.	137,477	2,531
	YAMABIKO Corp.	228,844	2,528
	T-Gaia Corp.	141,961	2,520
	Sodick Co. Ltd.	309,582	2,520
	Toppan Forms Co. Ltd.	274,677	2,515
	Nippon Carbon Co. Ltd.	66,836	2,498
	COLOPL Inc.	347,166	2,498
	Teikoku Sen-I Co. Ltd.	137,833	2,497

		Shares	Market Value ($000)
	Tsukishima Kikai Co. Ltd.	238,562	2,497
	METAWATER Co. Ltd.	147,496	2,485
*	W-Scope Corp.	323,681	2,482
	Sinko Industries Ltd.	129,939	2,478
	MEC Co. Ltd.	86,735	2,478
	Aomori Bank Ltd.	128,814	2,471
	Takasago International Corp.	92,628	2,470
	Mori Trust Hotel REIT Inc.	1,993	2,458
	KFC Holdings Japan Ltd.	92,633	2,456
	NS United Kaiun Kaisha Ltd.	67,215	2,456
	Fujicco Co. Ltd.	141,482	2,455
	Toho Bank Ltd.	1,281,725	2,453
[1]	Obara Group Inc.	70,117	2,441
*	J Trust Co. Ltd.	547,137	2,432
*	Nippon Chemi-Con Corp.	126,163	2,417
	Financial Products Group Co. Ltd.	377,438	2,404
	Tokyo Kiraboshi Financial Group Inc.	174,780	2,396
	Seikagaku Corp.	251,746	2,393
	Toyo Tanso Co. Ltd.	90,116	2,381
	Sanyo Special Steel Co. Ltd.	147,898	2,376
	Siix Corp.	221,561	2,375
[1]	Genky DrugStores Co. Ltd.	53,751	2,374
	Japan Pulp & Paper Co. Ltd.	67,515	2,360
	KeePer Technical Laboratory Co. Ltd.	77,703	2,352
	Komori Corp.	301,095	2,351
*,1	Optim Corp.	129,448	2,350
	Direct Marketing MiX Inc.	60,700	2,350
	Furukawa Co. Ltd.	214,875	2,342
	Piolax Inc.	168,616	2,341
	Chugoku Marine Paints Ltd.	312,166	2,337
*	Vision Inc.	166,825	2,337
	Toa Corp.	106,310	2,336
	Kurabo Industries Ltd.	126,547	2,325
*	Atrae Inc.	109,314	2,316
	Hyakujushi Bank Ltd.	165,660	2,312
	Belluna Co. Ltd.	303,977	2,311
	Nittetsu Mining Co. Ltd.	39,632	2,296
	Onward Holdings Co. Ltd.	708,835	2,293
	Toho Titanium Co. Ltd.	215,196	2,293
	Riso Kyoiku Co. Ltd.	579,300	2,285
	TPR Co. Ltd.	170,723	2,279
	Bando Chemical Industries Ltd.	276,206	2,278
	Tokai Corp.	116,010	2,276
	Daito Pharmaceutical Co. Ltd.	75,622	2,268
	Shin-Etsu Polymer Co. Ltd.	242,315	2,264
	Sintokogio Ltd.	323,815	2,263
	V Technology Co. Ltd.	56,772	2,262
	Nippon Yakin Kogyo Co. Ltd.	96,157	2,262
	Weathernews Inc.	38,198	2,251
	Hokuto Corp.	127,554	2,247
	RS Technologies Co. Ltd.	45,054	2,228
	Doshisha Co. Ltd.	141,585	2,222
	PAL GROUP Holdings Co. Ltd.	133,778	2,222
	Nippon Thompson Co. Ltd.	443,638	2,207
	Marusan Securities Co. Ltd.	386,827	2,204
	Marudai Food Co. Ltd.	140,606	2,186
	Base Co. Ltd.	52,100	2,182
*,1	Open Door Inc.	84,884	2,180

		Shares	Market Value ($000)
*	Aoyama Trading Co. Ltd.	288,123	2,179
	Key Coffee Inc.	112,560	2,179
	Pack Corp.	78,353	2,175
	Fukui Bank Ltd.	154,619	2,172
[1]	Kansai Super Market Ltd.	121,632	2,161
	Tenma Corp.	90,018	2,151
	Union Tool Co.	61,015	2,149
	Torii Pharmaceutical Co. Ltd.	81,552	2,141
	GCA Corp.	170,758	2,127
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	86,387	2,121
	Yondoshi Holdings Inc.	128,906	2,113
	Chilled & Frozen Logistics Holdings Co. Ltd.	140,300	2,113
[1]	Sanyo Electric Railway Co. Ltd.	120,114	2,107
	Yokohama Reito Co. Ltd.	265,729	2,107
	Modec Inc.	132,770	2,106
	I'll Inc.	120,400	2,103
	Zenrin Co. Ltd.	219,030	2,102
	Tokushu Tokai Paper Co. Ltd.	52,171	2,101
	Nippon Denko Co. Ltd.	734,117	2,093
	Dai-Dan Co. Ltd.	88,476	2,092
	Tsurumi Manufacturing Co. Ltd.	132,960	2,087
	Tama Home Co. Ltd.	86,000	2,086
	TV Asahi Holdings Corp.	133,514	2,085
	Ines Corp.	152,221	2,082
*	Mitsui E&S Holdings Co. Ltd.	470,205	2,079
	YA-MAN Ltd.	170,677	2,071
	Toho Zinc Co. Ltd.	88,298	2,066
	Starzen Co. Ltd.	105,832	2,062
	Tachi-S Co. Ltd.	181,846	2,061
	Warabeya Nichiyo Holdings Co. Ltd.	89,996	2,054
	Sakai Chemical Industry Co. Ltd.	97,340	2,053
	Daikyonishikawa Corp.	352,441	2,051
	Gakken Holdings Co. Ltd.	187,604	2,046
	JVCKenwood Corp.	1,091,701	2,045
	Matsuda Sangyo Co. Ltd.	78,607	2,040
	Daiken Corp.	97,209	2,037
	Asahi Diamond Industrial Co. Ltd.	339,535	2,036
	Roland DG Corp.	73,229	2,035
	Konoike Transport Co. Ltd.	177,815	2,028
	Rock Field Co. Ltd.	131,081	2,022
	Bank of the Ryukyus Ltd.	287,010	2,015
	Shin Nippon Air Technologies Co. Ltd.	91,700	2,009
	Unipres Corp.	244,939	2,008
	Daiwa Industries Ltd.	180,134	2,003
	Katakura Industries Co. Ltd.	130,938	2,002
	Meisei Industrial Co. Ltd.	301,461	2,001
	G-7 Holdings Inc.	109,200	2,000
	Tonami Holdings Co. Ltd.	44,239	1,991
	Eagle Industry Co. Ltd.	179,275	1,982
	Qol Holdings Co. Ltd.	146,199	1,978
	San ju San Financial Group Inc.	156,253	1,973
	Pressance Corp.	120,106	1,972
[1]	Mie Kotsu Group Holdings Inc.	397,743	1,966
	Mitsui DM Sugar Holdings Co. Ltd.	108,661	1,962
	Mimasu Semiconductor Industry Co. Ltd.	89,318	1,956
	Sinanen Holdings Co. Ltd.	60,068	1,956
	Ryobi Ltd.	173,132	1,955
	Valqua Ltd.	101,328	1,947

		Shares	Market Value ($000)
	Computer Engineering & Consulting Ltd.	164,829	1,938
	Fujio Food Group Inc.	154,000	1,937
	Fukui Computer Holdings Inc.	49,920	1,932
	Sinfonia Technology Co. Ltd.	177,758	1,931
	Daikokutenbussan Co. Ltd.	32,804	1,929
	Ichikoh Industries Ltd.	359,349	1,926
	Proto Corp.	139,700	1,925
	Keiyo Co. Ltd.	264,524	1,921
	Hibiya Engineering Ltd.	109,300	1,914
	Arcland Service Holdings Co. Ltd.	89,399	1,912
	Sumitomo Seika Chemicals Co. Ltd.	58,695	1,906
[1]	Koshidaka Holdings Co. Ltd.	313,789	1,904
	Miroku Jyoho Service Co. Ltd.	125,134	1,897
	Geo Holdings Corp.	168,053	1,895
	Sumitomo Densetsu Co. Ltd.	90,777	1,892
*	Shindengen Electric Manufacturing Co. Ltd.	51,878	1,886
	Aichi Bank Ltd.	58,204	1,884
	Komatsu Matere Co. Ltd.	218,062	1,884
	Tamron Co. Ltd.	79,454	1,884
	Nichiden Corp.	88,575	1,883
	Inageya Co. Ltd.	152,932	1,878
	Japan Transcity Corp.	337,057	1,878
	Canon Electronics Inc.	125,299	1,876
	Macromill Inc.	251,871	1,869
	Media Do Co. Ltd.	42,511	1,865
	TOC Co. Ltd.	316,198	1,863
	Okuwa Co. Ltd.	175,515	1,858
	Alconix Corp.	128,406	1,855
	Miyazaki Bank Ltd.	98,914	1,849
	J-Oil Mills Inc.	112,332	1,849
	Takamatsu Construction Group Co. Ltd.	102,021	1,847
*,1	Kappa Create Co. Ltd.	147,923	1,841
	JAC Recruitment Co. Ltd.	93,948	1,841
[1]	Taki Chemical Co. Ltd.	30,700	1,834
	DKK Co. Ltd.	80,266	1,823
	Tosei Corp.	169,200	1,822
	ES-Con Japan Ltd.	251,300	1,820
	Aichi Steel Corp.	75,847	1,804
	Nichireki Co. Ltd.	148,300	1,802
	Kamei Corp.	160,504	1,800
	Denyo Co. Ltd.	93,601	1,793
	Kyoei Steel Ltd.	144,258	1,782
*	BrainPad Inc.	33,319	1,769
	Rheon Automatic Machinery Co. Ltd.	131,061	1,768
	Nippon Television Holdings Inc.	156,165	1,763
	Press Kogyo Co. Ltd.	576,317	1,761
	Yukiguni Maitake Co. Ltd.	125,000	1,752
	Poletowin Pitcrew Holdings Inc.	192,400	1,750
[1]	Matsuyafoods Holdings Co. Ltd.	52,873	1,749
	Alpha Systems Inc.	45,623	1,743
	SB Technology Corp.	64,200	1,742
	Sumitomo Riko Co. Ltd.	254,179	1,733
	Oyo Corp.	131,904	1,730
	Tanseisha Co. Ltd.	219,406	1,725
	Shinwa Co. Ltd.	79,229	1,724
	Nissei ASB Machine Co. Ltd.	50,486	1,720
	Bank of Iwate Ltd.	112,032	1,719
	Mitsubishi Research Institute Inc.	43,738	1,715

		Shares	Market Value ($000)
	Ehime Bank Ltd.	242,768	1,711
	Sun Frontier Fudousan Co. Ltd.	171,491	1,711
[1]	V-Cube Inc.	121,750	1,710
	Itochu-Shokuhin Co. Ltd.	35,990	1,708
	Tachibana Eletech Co. Ltd.	124,300	1,704
	EM Systems Co. Ltd.	237,300	1,704
	Ryoyo Electro Corp.	81,236	1,703
	Chubu Shiryo Co. Ltd.	166,066	1,697
	Kitanotatsujin Corp.	405,868	1,696
*	TSI Holdings Co. Ltd.	534,305	1,694
	Aiphone Co. Ltd.	77,985	1,692
	Yurtec Corp.	259,438	1,690
	Onoken Co. Ltd.	112,815	1,681
	Riken Technos Corp.	332,700	1,681
	Hodogaya Chemical Co. Ltd.	36,115	1,678
	Cawachi Ltd.	82,775	1,676
*,1	PIA Corp.	45,038	1,676
	G-Tekt Corp.	128,680	1,675
	Oita Bank Ltd.	99,424	1,675
	Digital Holdings Inc.	100,978	1,671
	Furuno Electric Co. Ltd.	147,635	1,667
	Yonex Co. Ltd.	239,878	1,664
	Anest Iwata Corp.	199,643	1,659
*	Oriental Shiraishi Corp.	695,561	1,653
	Kyokuyo Co. Ltd.	61,208	1,652
	Pacific Metals Co. Ltd.	99,621	1,651
	Tosho Co. Ltd.	95,227	1,647
	Enigmo Inc.	147,700	1,645
	Riken Vitamin Co. Ltd.	97,060	1,631
	Shikoku Bank Ltd.	245,890	1,622
	Sumida Corp.	145,876	1,620
	Vector Inc.	156,508	1,618
	Fukuda Corp.	35,800	1,610
	Melco Holdings Inc.	38,043	1,605
	JM Holdings Co. Ltd.	86,000	1,605
	Maxvalu Tokai Co. Ltd.	68,500	1,596
	Okabe Co. Ltd.	253,614	1,595
	Yamanashi Chuo Bank Ltd.	210,038	1,589
	DKS Co. Ltd.	55,100	1,589
	Sparx Group Co. Ltd.	577,400	1,586
	Futaba Corp.	224,146	1,585
	Futaba Industrial Co. Ltd.	370,251	1,574
	YAKUODO Holdings Co. Ltd.	72,120	1,569
	LEC Inc.	161,756	1,568
	Yamagata Bank Ltd.	203,142	1,555
	Fujiya Co. Ltd.	71,219	1,553
	Stella Chemifa Corp.	58,511	1,551
	Takara Leben Co. Ltd.	537,265	1,551
	Daido Metal Co. Ltd.	278,997	1,533
	AOKI Holdings Inc.	235,356	1,527
	WDB Holdings Co. Ltd.	48,104	1,526
	Xebio Holdings Co. Ltd.	149,594	1,518
	Aisan Industry Co. Ltd.	202,476	1,515
	Ichiyoshi Securities Co. Ltd.	246,094	1,513
	Japan Medical Dynamic Marketing Inc.	75,237	1,509
	Shinko Shoji Co. Ltd.	198,182	1,507
	Halows Co. Ltd.	59,151	1,504
[1]	Taiko Pharmaceutical Co. Ltd.	182,991	1,494

		Shares	Market Value ($000)
[1]	Studio Alice Co. Ltd.	67,924	1,487
	Toyo Corp.	137,711	1,486
	Goldcrest Co. Ltd.	97,767	1,482
	Riken Corp.	58,279	1,481
*	Istyle Inc.	349,976	1,480
*	Iseki & Co. Ltd.	99,757	1,479
	WingArc1st Inc.	71,915	1,479
	World Holdings Co. Ltd.	57,291	1,478
	Vital KSK Holdings Inc.	207,725	1,478
	Marvelous Inc.	232,297	1,466
	CONEXIO Corp.	105,239	1,463
*	World Co. Ltd.	109,600	1,460
[1]	Yamashin-Filter Corp.	248,126	1,457
	Teikoku Electric Manufacturing Co. Ltd.	114,854	1,456
	Toenec Corp.	44,324	1,446
	Kyosan Electric Manufacturing Co. Ltd.	304,128	1,445
	Nichiban Co. Ltd.	87,674	1,442
*	Kintetsu Department Store Co. Ltd.	59,366	1,439
	CI Takiron Corp.	253,705	1,438
	Tayca Corp.	119,472	1,429
	Nissin Sugar Co. Ltd.	92,800	1,425
	Moriroku Holdings Co. Ltd.	75,500	1,403
	Nagatanien Holdings Co. Ltd.	73,648	1,390
*,1	WATAMI Co. Ltd.	132,567	1,387
	Osaki Electric Co. Ltd.	278,582	1,381
	FIDEA Holdings Co. Ltd.	121,305	1,380
	St. Marc Holdings Co. Ltd.	93,532	1,369
	Icom Inc.	62,805	1,366
	BRONCO BILLY Co. Ltd.	57,887	1,365
	ZIGExN Co. Ltd.	372,700	1,365
	Ebase Co. Ltd.	179,300	1,361
	Feed One Co. Ltd.	201,978	1,360
*,1	Sagami Holdings Corp.	142,361	1,355
[1]	Sanoh Industrial Co. Ltd.	148,682	1,350
	Medical Data Vision Co. Ltd.	97,708	1,350
	Tekken Corp.	82,587	1,342
	Oro Co. Ltd.	39,950	1,340
	MTI Ltd.	196,209	1,338
	Hakuto Co. Ltd.	82,362	1,338
	Akita Bank Ltd.	102,233	1,332
[1]	GMO GlobalSign Holdings KK	33,330	1,320
*	Mitsuba Corp.	221,871	1,318
	Fudo Tetra Corp.	81,853	1,317
	SRA Holdings	50,053	1,316
[1]	Nippon Rietec Co. Ltd.	88,600	1,313
	LIFULL Co. Ltd.	396,216	1,311
	Amuse Inc.	61,521	1,305
	Nihon Nohyaku Co. Ltd.	264,755	1,305
	Topy Industries Ltd.	119,291	1,301
*	Unitika Ltd.	367,600	1,294
	Nihon Chouzai Co. Ltd.	83,896	1,284
	Chiyoda Integre Co. Ltd.	70,227	1,282
	K&O Energy Group Inc.	101,418	1,282
	Advan Group Co. Ltd.	146,572	1,280
*,1	Japan Display Inc.	3,879,237	1,277
	Shinnihon Corp.	166,590	1,274
	Chori Co. Ltd.	74,753	1,273
	Chiyoda Co. Ltd.	166,864	1,272

		Shares	Market Value ($000)
	Nippon Parking Development Co. Ltd.	890,781	1,270
	ASKA Pharmaceutical Holdings Co. Ltd.	132,752	1,268
	Arakawa Chemical Industries Ltd.	114,378	1,254
	Yorozu Corp.	116,628	1,253
[1]	Enplas Corp.	44,343	1,248
	JDC Corp.	230,200	1,247
	ST Corp.	78,324	1,246
	Nippon Coke & Engineering Co. Ltd.	979,078	1,240
	Nitto Kohki Co. Ltd.	67,614	1,235
	Ryoden Corp.	79,074	1,233
*	KLab Inc.	220,018	1,231
	Koatsu Gas Kogyo Co. Ltd.	179,329	1,223
	Tokyo Energy & Systems Inc.	129,405	1,222
*	KNT-CT Holdings Co. Ltd.	69,863	1,220
	CTS Co. Ltd.	169,473	1,219
[1]	Sourcenext Corp.	563,200	1,216
	Shibusawa Warehouse Co. Ltd.	59,491	1,216
	Kurimoto Ltd.	82,913	1,214
	Kanagawa Chuo Kotsu Co. Ltd.	39,216	1,213
[1]	Raccoon Holdings Inc.	86,754	1,213
	France Bed Holdings Co. Ltd.	146,400	1,211
	Hito Communications Holdings Inc.	70,629	1,211
	Krosaki Harima Corp.	27,887	1,209
	Kenko Mayonnaise Co. Ltd.	82,099	1,200
	Neturen Co. Ltd.	208,665	1,200
	Optorun Co. Ltd.	57,406	1,197
	Happinet Corp.	88,793	1,196
*	CMK Corp.	308,746	1,190
	Tomoku Co. Ltd.	68,394	1,184
	Sankyo Seiko Co. Ltd.	238,837	1,182
	Sanei Architecture Planning Co. Ltd.	65,601	1,180
	Nissin Corp.	79,645	1,178
	Grace Technology Inc.	131,346	1,177
	Dai Nippon Toryo Co. Ltd.	150,009	1,166
	Toyo Kanetsu KK	49,790	1,165
	Sankyo Tateyama Inc.	166,294	1,160
	Cosel Co. Ltd.	135,886	1,159
	Shimizu Bank Ltd.	76,677	1,134
*	Fujita Kanko Inc.	46,051	1,128
	Rokko Butter Co. Ltd.	74,125	1,121
	Japan Best Rescue System Co. Ltd.	98,576	1,111
	Tochigi Bank Ltd.	674,757	1,106
	Central Security Patrols Co. Ltd.	42,388	1,099
	Furukawa Battery Co. Ltd.	81,170	1,098
	Okura Industrial Co. Ltd.	52,159	1,085
	Yahagi Construction Co. Ltd.	150,623	1,082
	Chuo Spring Co. Ltd.	109,052	1,081
	Kyodo Printing Co. Ltd.	46,176	1,081
	Tatsuta Electric Wire and Cable Co. Ltd.	224,959	1,077
	Torishima Pump Manufacturing Co. Ltd.	130,328	1,076
	Kanaden Corp.	118,433	1,070
	Aichi Corp.	156,105	1,067
	Chukyo Bank Ltd.	85,515	1,065
	Hisaka Works Ltd.	134,936	1,064
	Hoosiers Holdings	174,300	1,054
	Nippon Beet Sugar Manufacturing Co. Ltd.	70,822	1,052
	Ministop Co. Ltd.	81,266	1,048
[1]	Shin Nippon Biomedical Laboratories Ltd.	124,229	1,046

		Shares	Market Value ($000)
	I-PEX Inc.	57,035	1,039
	FAN Communications Inc.	256,471	1,038
	Hochiki Corp.	95,924	1,034
	Elematec Corp.	101,020	1,031
	ASAHI YUKIZAI Corp.	77,851	1,026
[1]	Foster Electric Co. Ltd.	124,208	1,025
	Fuso Pharmaceutical Industries Ltd.	45,135	1,020
	Seika Corp.	69,117	1,004
[1]	Fixstars Corp.	142,100	1,004
	Ubicom Holdings Inc.	38,500	999
	Towa Bank Ltd.	205,216	998
	Toa Oil Co. Ltd.	38,449	997
*	RPA Holdings Inc.	193,347	997
	JSP Corp.	68,636	996
	Bank of Saga Ltd.	75,153	987
	Toa Corp. (XTKS)	132,225	984
	Fuji Pharma Co. Ltd.	93,814	983
	Honeys Holdings Co. Ltd.	99,406	982
	Achilles Corp.	80,825	975
	Kamakura Shinsho Ltd.	126,600	972
	Hokkaido Gas Co. Ltd.	70,006	970
	Yushin Precision Equipment Co. Ltd.	133,733	969
	Asahi Co. Ltd.	81,124	969
	JP-Holdings Inc.	360,632	968
	Kyokuto Securities Co. Ltd.	132,842	963
	Mars Group Holdings Corp.	65,085	957
	Kawada Technologies Inc.	27,599	957
	Akatsuki Inc.	32,841	938
	Maezawa Kyuso Industries Co. Ltd.	102,728	930
*	Toho Co. Ltd.	59,173	920
	Kojima Co. Ltd.	151,201	910
[1]	Nihon Tokushu Toryo Co. Ltd.	97,572	910
	Taisei Lamick Co. Ltd.	36,117	904
	Tsutsumi Jewelry Co. Ltd.	46,523	903
*	Akebono Brake Industry Co. Ltd.	459,871	900
	NEC Capital Solutions Ltd.	47,537	900
	CAC Holdings Corp.	60,680	897
	Sekisui Kasei Co. Ltd.	168,360	891
	Artnature Inc.	136,927	888
	Nihon Trim Co. Ltd.	27,300	885
[1]	Aeon Fantasy Co. Ltd.	45,544	881
[1]	Tokyo Individualized Educational Institute Inc.	146,587	875
	PC Depot Corp.	207,140	868
*	Gurunavi Inc.	167,564	863
	Central Sports Co. Ltd.	37,101	860
	Pronexus Inc.	87,917	859
	Sanshin Electronics Co. Ltd.	55,741	857
	Hokkan Holdings Ltd.	66,103	852
	Ateam Inc.	63,015	850
	Nippon Sharyo Ltd.	44,911	846
	Zuiko Corp.	97,920	837
*	FDK Corp.	84,263	834
*,1	OSAKA Titanium Technologies Co. Ltd.	118,003	834
*,1	TerraSky Co. Ltd.	45,700	832
	Ohara Inc.	61,687	827
	Airport Facilities Co. Ltd.	152,367	823
	Takaoka Toko Co. Ltd.	62,022	808
	Fibergate Inc.	58,291	796

		Shares	Market Value ($000)
	CMIC Holdings Co. Ltd.	59,210	792
	Wowow Inc.	36,033	786
*,1	CHIMNEY Co. Ltd.	54,432	776
	Tv Tokyo Holdings Corp.	38,813	774
*	Kourakuen Holdings Corp.	56,133	772
	Godo Steel Ltd.	56,079	750
	Corona Corp. Class A	89,691	732
	Taiho Kogyo Co. Ltd.	97,563	730
	Shimojima Co. Ltd.	63,984	724
	Kanamic Network Co. Ltd.	130,900	718
*,1	Jamco Corp.	72,311	717
*,1	Tokyo Base Co. Ltd.	113,110	715
	Nisso Corp.	109,300	702
*	Gunosy Inc.	103,800	684
*	Heroz Inc.	39,000	681
	Osaka Steel Co. Ltd.	67,527	671
*	Daisyo Corp.	68,416	665
	Takihyo Co. Ltd.	38,685	658
	Tokyo Rakutenchi Co. Ltd.	17,452	645
	Chuetsu Pulp & Paper Co. Ltd.	59,103	643
[1]	Inaba Seisakusho Co. Ltd.	51,448	635
*	Edulab Inc.	30,500	628
	Gecoss Corp.	78,064	615
*	COOKPAD Inc.	274,525	608
	Takamiya Co. Ltd.	138,175	602
	Sac's Bar Holdings Inc.	116,961	598
*,1	Robot Home Inc.	226,727	557
	Cleanup Corp.	104,814	545
*	Right On Co. Ltd.	63,885	415
	Nakayama Steel Works Ltd.	107,585	411
	Linical Co. Ltd.	56,843	403
*,1	Laox Co. Ltd.	137,705	217
			34,061,427
Netherlands (3.9%)
	ASML Holding NV	2,671,010	1,995,400
*,2	Adyen NV	194,900	544,816
*	Prosus NV	5,949,036	476,167
	ING Groep NV	26,349,090	383,077
	Koninklijke Philips NV	6,113,475	271,603
	Koninklijke DSM NV	1,120,973	224,168
	Koninklijke Ahold Delhaize NV	6,573,814	218,896
	Wolters Kluwer NV	1,764,388	187,019
	Heineken NV	1,605,333	167,556
	Akzo Nobel NV	1,262,024	137,895
*	Universal Music Group NV (XAMS)	5,009,271	134,125
	ArcelorMittal SA	4,291,072	131,361
	ASM International NV	322,475	126,287
	NN Group NV	2,110,296	110,542
*,2	Just Eat Takeaway.com NV (XLON)	1,035,279	75,105
	IMCD NV	383,573	73,408
	Koninklijke KPN NV	22,361,153	70,365
*	Unibail-Rodamco-Westfield	910,980	67,049
	Heineken Holding NV	713,131	62,096
	Aegon NV	11,790,759	60,862
	Randstad NV	744,004	50,092
[2]	Signify NV	846,319	42,364
	ASR Nederland NV	917,606	41,976
*,2	ABN AMRO Bank NV GDR	2,788,469	40,230

		Shares	Market Value ($000)
	BE Semiconductor Industries NV	480,555	38,231
	Aalberts NV	649,701	37,501
	Arcadis NV	493,274	24,638
*	InPost SA	1,369,504	22,725
	SBM Offshore NV	1,095,088	19,523
*	OCI NV	657,752	19,432
	Corbion NV	399,053	19,281
	APERAM SA	320,473	17,766
	Koninklijke Vopak NV	444,908	17,530
*	Galapagos NV	325,878	17,098
	JDE Peet's NV	564,799	16,873
	Boskalis Westminster	530,438	16,147
	TKH Group NV GDR	280,711	15,718
	PostNL NV	3,223,550	15,554
*,2	Basic-Fit NV	306,432	14,055
*,2	Just Eat Takeaway.com NV	187,874	13,727
*,2	GrandVision NV	330,965	10,871
*,2	Intertrust NV	600,422	8,993
[2]	CTP NV	409,885	8,903
*,2	Alfen Beheer BV	74,165	7,828
	Eurocommercial Properties NV	337,966	7,220
*	Fugro NV	679,455	7,122
[2]	Flow Traders	177,674	6,863
	AMG Advanced Metallurgical Group NV	207,189	6,706
*	Accell Group NV	143,240	6,362
*	Sligro Food Group NV	232,134	6,334
*	Koninklijke BAM Groep NV	1,650,122	5,249
	NSI NV	128,814	4,773
	Wereldhave NV	277,004	3,936
*	TomTom NV	458,191	3,630
	Vastned Retail NV	115,024	3,091
	Brunel International NV	137,643	1,616
[2]	B&S Group Sarl	168,102	1,562
	ForFarmers NV	228,620	1,146
*	Universal Music Group NV	31,360	840
	Aegon NV ADR (Registered)	134,117	683
			6,121,986
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	3,839,755	84,458
*	Auckland International Airport Ltd.	7,976,312	42,876
	Spark New Zealand Ltd.	12,593,995	41,433
	Contact Energy Ltd.	5,256,523	30,506
	Ryman Healthcare Ltd.	2,771,530	28,839
	Mainfreight Ltd.	427,811	28,565
	Meridian Energy Ltd.	8,297,073	28,059
	Fletcher Building Ltd.	5,537,679	27,434
*,1	a2 Milk Co. Ltd.	4,996,470	22,124
	Mercury NZ Ltd.	4,586,202	20,511
	Infratil Ltd.	3,439,981	18,894
	Summerset Group Holdings Ltd.	1,532,731	16,029
	EBOS Group Ltd.	640,378	15,553
	Chorus Ltd.	3,042,982	13,846
	Goodman Property Trust	7,505,335	12,493
	SKYCITY Entertainment Group Ltd.	5,179,801	11,440
	Precinct Properties New Zealand Ltd.	8,326,103	9,642
	Freightways Ltd.	1,093,722	9,629
	Kiwi Property Group Ltd.	10,455,367	8,311
	Genesis Energy Ltd.	3,477,776	7,903

		Shares	Market Value ($000)
	Z Energy Ltd.	3,128,938	7,378
	Argosy Property Ltd.	5,539,885	6,169
*	Pushpay Holdings Ltd.	4,848,980	6,152
	Vital Healthcare Property Trust	2,558,143	5,407
	Arvida Group Ltd.	3,726,505	5,383
	Skellerup Holdings Ltd.	1,229,878	4,972
[1]	Stride Property Group	2,840,726	4,779
	Vector Ltd.	1,672,931	4,629
	Oceania Healthcare Ltd.	4,488,752	4,589
	Heartland Group Holdings Ltd.	2,790,515	4,471
	Kathmandu Holdings Ltd.	3,804,686	4,173
*	Air New Zealand Ltd.	3,425,825	3,843
*	Pacific Edge Ltd.	3,171,463	3,347
*	Serko Ltd.	567,119	3,238
	Scales Corp. Ltd.	708,096	2,680
*	Vista Group International Ltd.	1,324,652	2,472
*	Restaurant Brands New Zealand Ltd.	208,725	2,273
*	Synlait Milk Ltd.	693,420	1,778
*	Tourism Holdings Ltd.	941,344	1,683
*	SKY Network Television Ltd.	1,088,959	1,476
			559,437
Norway (0.8%)
	Equinor ASA	6,482,263	164,849
	DNB Bank ASA	6,902,997	156,938
	Mowi ASA	2,982,652	75,678
	Telenor ASA	4,276,346	71,979
	Norsk Hydro ASA	9,017,535	67,307
	Yara International ASA	1,095,070	54,246
	Orkla ASA	5,137,658	47,154
	TOMRA Systems ASA	787,790	41,197
*	Adevinta ASA	1,868,394	32,018
*	Nordic Semiconductor ASA	1,053,863	31,350
	Storebrand ASA	3,145,169	29,943
	Bakkafrost P/F	342,253	28,299
	Schibsted ASA Class B	660,168	27,945
	Gjensidige Forsikring ASA	1,122,413	24,859
	Salmar ASA	367,350	24,376
	Schibsted ASA Class A	511,746	24,291
	Aker BP ASA	731,105	23,698
	SpareBank 1 SR-Bank ASA	1,198,384	16,610
	Borregaard ASA	676,489	16,410
[2]	Scatec ASA	805,968	14,981
*	Kahoot! ASA	2,031,096	14,536
	Kongsberg Gruppen ASA	517,996	14,403
	Leroy Seafood Group ASA	1,727,730	14,281
	Subsea 7 SA	1,602,571	13,887
*	NEL ASA	9,306,374	13,705
	SpareBank 1 SMN	879,972	13,030
[2]	Entra ASA	600,738	12,900
	Aker ASA Class A	163,853	12,880
	Bank Norwegian ASA	1,046,861	12,488
*	Atea ASA	564,664	9,722
	Veidekke ASA	727,550	8,894
*,2	Crayon Group Holding ASA	455,278	8,531
	TGS ASA	774,651	8,194
*,2	Elkem ASA	1,766,492	7,618
	Austevoll Seafood ASA	604,963	7,164
[2]	Sbanken ASA	529,682	6,100

		Shares	Market Value ($000)
*	Frontline Ltd.	599,426	5,446
*	MPC Container Ships A/S	2,059,129	4,859
	Bonheur ASA	134,700	4,666
*	DNO ASA	3,560,621	4,042
*	Grieg Seafood ASA	370,493	3,464
	Sparebank 1 Oestlandet	206,622	3,056
[2]	BW LPG Ltd.	531,824	2,891
*	Hexagon Composites ASA	759,793	2,670
*	Wallenius Wilhelmsen ASA	658,747	2,455
	Stolt-Nielsen Ltd.	140,708	1,971
	Norway Royal Salmon ASA	95,859	1,958
	BW Offshore Ltd.	587,287	1,892
	Ocean Yield ASA	367,089	1,717
*	BW Energy Ltd.	394,781	1,257
*	Vaccibody AS	11,902	92
			1,194,897
Poland (0.3%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	5,737,228	60,743
	Polski Koncern Naftowy ORLEN SA	2,090,183	43,063
*,2	Allegro.eu SA	2,602,549	37,791
	KGHM Polska Miedz SA	925,642	36,462
	Powszechny Zaklad Ubezpieczen SA	3,772,469	34,511
	LPP SA	7,479	27,854
	Bank Polska Kasa Opieki SA	1,059,184	27,380
*,2	Dino Polska SA	326,175	27,202
[1]	CD Projekt SA	444,658	21,440
	Polskie Gornictwo Naftowe i Gazownictwo SA	11,758,643	19,091
	Cyfrowy Polsat SA	1,821,128	16,305
*	Santander Bank Polska SA	201,005	15,141
*	PGE Polska Grupa Energetyczna SA	4,908,023	10,969
*	Grupa Lotos SA	672,396	9,963
	KRUK SA	114,982	9,383
*	Orange Polska SA	4,414,276	8,901
*	mBank SA	85,139	8,802
	Asseco Poland SA	379,482	8,354
*	Bank Millennium SA	4,040,393	6,862
*	Alior Bank SA	624,472	6,750
*	CCC SA	190,456	5,793
*	Tauron Polska Energia SA	6,319,043	5,289
*	Jastrzebska Spolka Weglowa SA	339,136	4,730
*	AmRest Holdings SE	478,961	3,652
*	Enea SA	1,379,929	3,209
	Bank Handlowy w Warszawie SA	220,906	2,506
*	Grupa Azoty SA	313,403	2,204
	Warsaw Stock Exchange	179,904	1,874
	Ciech SA	173,277	1,807
	Eurocash SA	521,356	1,483
*,1	Mercator Medical SA	20,795	776
			470,290
Portugal (0.2%)
	EDP - Energias de Portugal SA	19,039,968	100,034
	EDP Renovaveis SA	1,626,749	40,382
	Galp Energia SGPS SA	3,512,122	39,891
	Jeronimo Martins SGPS SA	1,641,349	32,724
*	Banco Comercial Portugues SA Class R	51,669,934	9,381
	REN - Redes Energeticas Nacionais SGPS SA	2,555,137	7,552
	Sonae SGPS SA	6,290,830	6,631

		Shares	Market Value ($000)
	Navigator Co. SA	1,713,383	6,029
	NOS SGPS SA	1,364,763	5,498
	CTT-Correios de Portugal SA	1,000,552	5,392
	Altri SGPS SA	502,924	3,121
	Corticeira Amorim SGPS SA	225,203	3,080
*	Greenvolt-Energias Renovaveis SA	245,515	1,695
			261,410
Singapore (1.0%)
	DBS Group Holdings Ltd.	12,126,619	268,709
	Oversea-Chinese Banking Corp. Ltd.	23,560,655	198,398
	United Overseas Bank Ltd.	8,687,278	164,342
	Singapore Telecommunications Ltd.	50,639,689	91,165
	Ascendas REIT	23,191,956	51,119
	CapitaLand Integrated Commercial Trust	32,217,817	47,974
	Wilmar International Ltd.	14,183,998	43,820
*	Capitaland Investment Ltd.	17,414,529	43,607
	Singapore Exchange Ltd.	5,552,180	40,647
	Keppel Corp. Ltd.	9,653,280	36,863
*	Singapore Airlines Ltd.	8,612,456	31,716
	Mapletree Logistics Trust	19,457,604	29,088
	Singapore Technologies Engineering Ltd.	10,246,826	28,603
	Mapletree Industrial Trust	12,659,476	25,870
	Venture Corp. Ltd.	1,761,340	23,151
	Mapletree Commercial Trust	14,802,736	22,433
	Frasers Logistics & Commercial Trust	19,262,000	21,489
	Genting Singapore Ltd.	39,271,548	20,706
	UOL Group Ltd.	3,324,837	16,719
	City Developments Ltd.	3,182,074	16,105
	Singapore Press Holdings Ltd.	10,786,283	15,464
	ComfortDelGro Corp. Ltd.	13,969,258	15,445
	Keppel DC REIT	8,208,151	14,982
	Suntec REIT	14,209,866	14,787
	NetLink NBN Trust	19,836,628	14,527
*	SATS Ltd.	4,359,101	13,251
	Frasers Centrepoint Trust	7,368,120	12,263
	Keppel REIT	14,580,032	11,351
	Mapletree North Asia Commercial Trust	15,610,083	11,052
	Keppel Infrastructure Trust	23,935,894	9,608
	Jardine Cycle & Carriage Ltd.	663,091	9,405
	Parkway Life REIT	2,570,330	8,779
	Haw Par Corp. Ltd.	963,700	8,170
	Sembcorp Industries Ltd.	6,034,311	8,076
	Ascott Residence Trust	11,883,305	8,047
	Hutchison Port Holdings Trust Class U	33,427,816	7,977
	Golden Agri-Resources Ltd.	43,073,623	7,422
*	Sembcorp Marine Ltd.	120,675,372	7,315
	iFAST Corp. Ltd.	999,400	6,881
	Manulife U.S. REIT	9,813,501	6,840
	Raffles Medical Group Ltd.	6,277,212	6,721
	Cromwell European REIT	2,103,260	6,362
	Olam International Ltd.	4,851,500	6,269
	CapitaLand China Trust	6,875,994	6,257
	ESR-REIT	17,924,709	6,122
	Ascendas India Trust	5,617,500	5,892
	ARA LOGOS Logistics Trust	8,579,060	5,804
	OUE Commercial REIT	14,440,332	4,842
	Singapore Post Ltd.	9,887,459	4,604
	SPH REIT	6,310,709	4,359

		Shares	Market Value ($000)
	Keppel Pacific Oak U.S. REIT	5,481,377	4,308
	Starhill Global REIT	9,371,792	4,305
	First Resources Ltd.	3,484,727	4,168
	AEM Holdings Ltd.	1,359,900	4,009
	CDL Hospitality Trusts	5,233,638	3,976
	AIMS APAC REIT	3,739,600	3,966
	Lendlease Global Commercial REIT	5,955,500	3,808
	Nanofilm Technologies International Ltd.	1,231,800	3,749
	Prime U.S. REIT	4,281,678	3,658
	StarHub Ltd.	3,856,816	3,452
	Wing Tai Holdings Ltd.	2,392,853	3,186
	Sheng Siong Group Ltd.	2,902,665	3,152
	Far East Hospitality Trust	6,274,210	2,852
*	Thomson Medical Group Ltd.	42,110,700	2,596
	Riverstone Holdings Ltd.	3,870,800	2,521
*	SIA Engineering Co. Ltd.	1,493,128	2,302
	Sabana Shari'ah Compliant Industrial REIT	6,155,301	1,963
	Frasers Hospitality Trust	5,218,692	1,741
*,3	Best World International Ltd.	1,646,200	1,574
*	Lippo Malls Indonesia Retail Trust	36,240,037	1,388
*	COSCO Shipping International Singapore Co. Ltd.	6,207,100	1,271
	First REIT	6,711,768	1,263
	Asian Pay Television Trust	11,559,936	1,106
	Silverlake Axis Ltd.	5,073,661	1,097
*	Yoma Strategic Holdings Ltd.	9,272,968	857
	Bumitama Agri Ltd.	1,820,023	655
*,3	Eagle Hospitality Trust	4,532,200	621
*,1,3	Hyflux Ltd.	2,817,700	436
*,3	Noble Group Ltd.	4,883,318	291
*,1,3	Ezra Holdings Ltd.	10,329,900	84
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	5,153,611	—
			1,561,753
South Africa (0.0%)
*	Bytes Technology Group plc (XLON)	1,336,764	9,061
	Ninety One plc	2,214,615	7,660
			16,721
South Korea (4.9%)
	Samsung Electronics Co. Ltd.	30,937,563	1,917,962
	SK Hynix Inc.	3,471,953	297,221
	NAVER Corp.	904,055	293,336
	Samsung Electronics Co. Ltd. Preference Shares	4,690,528	273,639
	Samsung SDI Co. Ltd.	352,123	210,119
	LG Chem Ltd.	311,356	201,936
	Kakao Corp.	1,829,454	179,923
	Hyundai Motor Co.	927,757	154,440
*	Celltrion Inc.	710,335	154,299
	POSCO	434,850	119,740
	KB Financial Group Inc.	2,527,235	117,535
	Kia Corp.	1,729,298	116,791
	Shinhan Financial Group Co. Ltd.	3,317,079	112,050
	Samsung Electronics Co. Ltd. GDR (Registered)	61,848	95,946
	Hyundai Mobis Co. Ltd.	426,951	90,094
*	SK Innovation Co. Ltd.	363,670	80,066
	Hana Financial Group Inc.	1,927,576	74,928
	LG Electronics Inc.	699,249	74,332
*,1	HMM Co. Ltd.	2,344,160	66,120
*,2	Samsung Biologics Co. Ltd.	89,565	65,722

		Shares	Market Value ($000)
	LG Household & Health Care Ltd.	58,227	65,646
	Samsung C&T Corp.	564,050	58,131
	NCSoft Corp.	112,622	57,049
	Samsung Electro-Mechanics Co. Ltd.	372,416	55,109
	KT&G Corp.	734,603	50,257
	SK Inc.	209,765	46,869
*	Celltrion Healthcare Co. Ltd.	485,538	44,412
	LG Corp.	548,386	42,692
	Samsung Fire & Marine Insurance Co. Ltd.	210,872	41,667
*	Doosan Heavy Industries & Construction Co. Ltd.	1,989,803	34,246
	Woori Financial Group Inc.	3,441,292	33,588
*	Korean Air Lines Co. Ltd.	1,167,248	32,867
	SK Telecom Co. Ltd.	115,495	31,370
	Amorepacific Corp.	208,334	31,162
	Korea Electric Power Corp.	1,538,498	30,454
*	SK Bioscience Co. Ltd.	132,932	30,024
*	HYBE Co. Ltd.	114,917	28,676
	Samsung SDS Co. Ltd.	212,964	28,574
	Korea Zinc Co. Ltd.	66,757	28,164
*	HLB Inc.	590,726	28,021
	POSCO Chemical Co. Ltd.	181,509	26,709
	Samsung Life Insurance Co. Ltd.	430,731	26,424
	S-Oil Corp.	274,371	25,200
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	288,088	24,483
*	Hanwha Solutions Corp.	637,430	23,767
	Coway Co. Ltd.	379,975	23,717
*,1	LG Display Co. Ltd.	1,498,960	23,653
*	Samsung Engineering Co. Ltd.	1,055,128	22,456
	Ecopro BM Co. Ltd.	56,651	21,995
	L&F Co. Ltd.	143,840	21,391
	Hyundai Engineering & Construction Co. Ltd.	490,098	20,969
	Hyundai Steel Co.	508,587	19,971
	Hyundai Motor Co. Preference Shares (XKRS)	250,311	19,947
	Lotte Chemical Corp.	98,291	19,783
	E-MART Inc.	134,132	18,465
	Korea Investment Holdings Co. Ltd.	255,437	18,356
[1]	Kumho Petrochemical Co. Ltd.	116,644	18,322
	Hyundai Heavy Industries Holdings Co. Ltd.	337,896	18,297
	LG Uplus Corp.	1,432,825	18,012
	SKC Co. Ltd.	128,316	17,943
	CJ CheilJedang Corp.	51,826	17,832
	Hankook Tire & Technology Co. Ltd.	490,791	17,786
*	Kangwon Land Inc.	708,982	17,035
	Hyundai Glovis Co. Ltd.	122,768	17,003
	Samsung Securities Co. Ltd.	423,472	16,916
	Yuhan Corp.	321,317	16,590
	LG Innotek Co. Ltd.	94,816	16,446
	LG Chem Ltd. Preference Shares	52,183	16,401
*	OCI Co. Ltd.	120,593	16,180
	Hansol Chemical Co. Ltd.	55,773	16,166
	Mirae Asset Securities Co. Ltd.	2,232,065	16,097
	DB Insurance Co. Ltd.	297,588	15,922
*	Celltrion Pharm Inc.	126,475	15,484
*,3	Samsung Heavy Industries Co. Ltd.	2,942,265	15,318
	Hotel Shilla Co. Ltd.	209,686	15,202
	Industrial Bank of Korea	1,716,155	15,121
	GS Engineering & Construction Corp.	418,480	14,907
	BNK Financial Group Inc.	1,988,004	14,733

		Shares	Market Value ($000)
	Orion Corp.Republic of Korea	144,969	14,285
	SK Chemicals Co. Ltd.	60,244	14,285
	Hanon Systems	1,075,183	14,082
*	SK Biopharmaceuticals Co. Ltd.	163,741	13,980
*	Pearl Abyss Corp.	206,724	13,958
	GS Holdings Corp.	352,523	13,160
*	Hyosung Advanced Materials Corp.	20,780	12,683
*	F&F Co. Ltd.	21,092	12,433
	Fila Holdings Corp.	344,051	12,267
	Hyundai Motor Co. Preference Shares	148,793	11,979
	Korea Aerospace Industries Ltd.	433,266	11,938
	Hanmi Pharm Co. Ltd.	48,836	11,278
*	Alteogen Inc.	185,656	11,261
*	DL E&C Co. Ltd.	100,346	11,233
[2]	Netmarble Corp.	112,203	11,075
[1]	Hyosung TNC Corp.	20,080	10,784
	DB HiTek Co. Ltd.	237,642	10,740
*	Mando Corp.	225,240	10,702
[1]	Shin Poong Pharmaceutical Co. Ltd.	221,572	10,553
	SK Materials Co. Ltd.	29,565	10,268
	Kolon Industries Inc.	122,522	10,204
	Shinsegae Inc.	46,271	10,193
	KCC Corp.	29,025	10,051
	Meritz Fire & Marine Insurance Co. Ltd.	392,248	10,037
	Douzone Bizon Co. Ltd.	123,686	9,936
	Green Cross Corp.	35,682	9,898
	Iljin Materials Co. Ltd.	114,265	9,872
*,1	Kakao Games Corp.	179,753	9,856
[1]	Seegene Inc.	190,927	9,682
*	Eubiologics Co. Ltd.	206,173	9,681
*	Hyundai Rotem Co. Ltd.	479,739	9,671
	Hanwha Aerospace Co. Ltd.	229,958	9,635
	Cheil Worldwide Inc.	479,738	9,163
	NH Investment & Securities Co. Ltd.	850,395	9,157
	LEENO Industrial Inc.	61,436	9,068
	LOTTE Fine Chemical Co. Ltd.	118,604	9,033
	LG Electronics Inc. Preference Shares	164,427	9,010
	S-1 Corp.	126,947	8,966
*	Doosan Fuel Cell Co. Ltd.	202,310	8,728
	CS Wind Corp.	134,904	8,700
	CJ ENM Co. Ltd.	67,336	8,533
	Ecopro Co. Ltd.	103,228	8,476
	Hyundai Marine & Fire Insurance Co. Ltd.	393,653	8,412
	SK Telecom Co. Ltd. ADR	279,254	8,406
	DGB Financial Group Inc.	1,007,800	8,401
*	HLB Life Science Co. Ltd.	529,788	8,241
	LG Household & Health Care Ltd. Preference Shares	15,146	8,183
	KIWOOM Securities Co. Ltd.	89,050	8,152
	Pan Ocean Co. Ltd.	1,262,738	7,927
	AMOREPACIFIC Group	192,926	7,925
	Meritz Securities Co. Ltd.	1,910,215	7,917
*	Hyundai Mipo Dockyard Co. Ltd.	135,942	7,915
*	GeneOne Life Science Inc.	274,605	7,850
[1]	WONIK IPS Co. Ltd.	229,831	7,653
	Hanwha Corp.	265,872	7,587
	Osstem Implant Co. Ltd.	67,244	7,525
*	Genexine Inc.	124,055	7,378
	Youngone Corp.	198,752	7,342

		Shares	Market Value ($000)
	JB Financial Group Co. Ltd.	948,158	7,113
*	Hanjin Kal Corp.	138,244	7,111
*	Korea Gas Corp.	173,779	7,086
	GS Retail Co. Ltd.	259,086	7,081
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	315,515	7,065
*	Ecopro HN Co. Ltd.	84,234	7,059
*	CJ Logistics Corp.	54,566	7,019
	CJ Corp.	84,725	7,003
	Hyundai Wia Corp.	106,453	7,000
	HDC Hyundai Development Co-Engineering & Construction Class E	304,956	6,985
	Hyundai Elevator Co. Ltd.	165,982	6,822
*	Daewoo Engineering & Construction Co. Ltd.	1,194,360	6,741
	Posco International Corp.	331,157	6,592
	Koh Young Technology Inc.	400,468	6,535
*	SM Entertainment Co. Ltd.	112,569	6,500
[1]	Wemade Co. Ltd.	111,084	6,457
*,1	KMW Co. Ltd.	191,951	6,443
	Hyundai Department Store Co. Ltd.	96,205	6,426
*,1	Hyundai Bioscience Co. Ltd.	220,059	6,414
	JYP Entertainment Corp.	178,886	6,360
*	Next Science Co. Ltd.	257,235	6,313
	Hanssem Co. Ltd.	62,728	6,299
	Soulbrain Co. Ltd.	27,502	6,276
	Lotte Shopping Co. Ltd.	73,329	6,272
	LS Corp.	114,856	6,150
	Chunbo Co. Ltd.	27,810	6,099
*	Foosung Co. Ltd.	337,592	5,989
*	Hugel Inc.	41,393	5,986
	Hanwha Systems Co. Ltd.	408,044	5,952
	BGF retail Co. Ltd.	41,206	5,887
	LS Electric Co. Ltd.	104,400	5,805
	AfreecaTV Co. Ltd.	45,953	5,780
	Hyosung Corp.	59,077	5,742
	Dongkuk Steel Mill Co. Ltd.	375,603	5,733
	Samsung Card Co. Ltd.	199,919	5,679
	Daejoo Electronic Materials Co. Ltd.	66,837	5,612
	Hite Jinro Co. Ltd.	198,524	5,519
*	CosmoAM&T Co. Ltd.	134,978	5,471
	Hanwha Life Insurance Co. Ltd.	1,804,190	5,459
*	SOLUM Co. Ltd.	230,682	5,375
	Meritz Financial Group Inc.	188,945	5,338
	Com2uSCorp	63,672	5,267
*	Naturecell Co. Ltd.	301,563	5,258
*	Doosan Bobcat Inc.	157,712	5,258
*	Cosmax Inc.	50,283	5,216
	Chong Kun Dang Pharmaceutical Corp.	51,304	5,168
*	Chabiotech Co. Ltd.	282,339	5,163
*	Creative & Innovative System	290,770	5,140
	DL Holdings Co. Ltd.	81,050	5,137
*	Asiana Airlines Inc.	229,210	5,098
	Dongsuh Cos. Inc.	206,424	5,079
	Eo Technics Co. Ltd.	56,806	5,055
	Dongjin Semichem Co. Ltd.	192,483	5,026
	NongShim Co. Ltd.	20,991	4,983
	Lotte Corp.	173,426	4,895
[1]	LX Semicon Co. Ltd.	57,743	4,862
	Hanmi Science Co. Ltd.	91,773	4,815
	Green Cross Holdings Corp.	181,669	4,800

		Shares	Market Value ($000)
*	Hana Tour Service Inc.	63,817	4,710
*	ST Pharm Co. Ltd.	58,310	4,648
*	Mezzion Pharma Co. Ltd.	32,971	4,635
	SSANGYONG C&E Co. Ltd.	685,135	4,570
*	Oscotec Inc.	165,952	4,545
	KEPCO Plant Service & Engineering Co. Ltd.	140,517	4,540
	Solus Advanced Materials Co. Ltd.	74,878	4,459
	Amorepacific Corp. Preference Shares	74,756	4,439
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	30,047	4,436
*	Hyosung Chemical Corp.	14,876	4,415
*,1	LegoChem Biosciences Inc.	107,961	4,404
	LX International Corp.	150,614	4,360
*,1	Paradise Co. Ltd.	295,449	4,355
*	Hanall Biopharma Co. Ltd.	244,641	4,326
*	Pharmicell Co. Ltd.	348,718	4,318
*	MedPacto Inc.	82,662	4,229
	Korean Reinsurance Co.	527,226	4,228
	PI Advanced Materials Co. Ltd.	90,237	4,197
*	Kumho Tire Co. Inc.	904,510	4,194
*	Duk San Neolux Co. Ltd.	80,097	4,173
	Medytox Inc.	30,915	4,114
*	Eyegene Inc.	120,073	4,012
	Mirae Asset Securities Co. Ltd. Preference Shares	987,055	3,989
	SFA Engineering Corp.	127,711	3,963
	Daewoong Co. Ltd.	139,534	3,889
*	Helixmith Co. Ltd.	193,021	3,889
	KB Financial Group Inc. ADR	83,713	3,885
	SK Networks Co. Ltd.	894,419	3,877
	Poongsan Corp.	139,124	3,857
	Hanmi Semiconductor Co. Ltd.	149,207	3,849
*	YG Entertainment Inc.	74,538	3,843
	NICE Information Service Co. Ltd.	223,735	3,834
*	GemVax & Kael Co. Ltd.	232,690	3,832
	Sebang Global Battery Co. Ltd.	53,640	3,815
	LOTTE REIT Co. Ltd.	816,109	3,811
	Daewoong Pharmaceutical Co. Ltd.	31,175	3,802
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	66,146	3,798
*,1	Sam Chun Dang Pharm Co. Ltd.	90,407	3,749
	Kolmar Korea Co. Ltd.	100,034	3,723
[1]	Zinus Inc.	59,513	3,690
	Innocean Worldwide Inc.	72,580	3,686
*	NHN Corp.	62,225	3,663
	Ottogi Corp.	8,696	3,600
*	Cellivery Therapeutics Inc.	80,925	3,600
	Samsung SDI Co. Ltd. Preference Shares	10,982	3,575
*	Lotte Tour Development Co. Ltd.	202,596	3,559
	Samyang Holdings Corp.	37,387	3,493
	KCC Glass Corp.	60,411	3,481
*	iNtRON Biotechnology Inc.	187,924	3,472
*	CJ CGV Co. Ltd.	139,490	3,466
	Daishin Securities Co. Ltd.	199,676	3,452
*	NHN KCP Corp.	78,767	3,430
	KEPCO Engineering & Construction Co. Inc.	83,104	3,404
	IS Dongseo Co. Ltd.	86,536	3,371
*	Amicogen Inc.	114,446	3,370
	Korea Electric Power Corp. ADR	341,134	3,367
*,1	NKMax Co. Ltd.	177,313	3,338
	Korea Petrochemical Ind Co. Ltd.	18,608	3,331

		Shares	Market Value ($000)
	Taekwang Industrial Co. Ltd.	3,563	3,328
	Daou Technology Inc.	161,603	3,310
	Huchems Fine Chemical Corp.	135,826	3,286
*,1	Taihan Electric Wire Co. Ltd.	1,629,043	3,268
*	Hyundai Electric & Energy System Co. Ltd.	140,669	3,251
*	Cellid Co. Ltd.	43,911	3,243
	Doosan Co. Ltd.	38,777	3,227
*	NEPES Corp.	119,026	3,207
*,1	Ananti Inc.	288,428	3,190
	Bukwang Pharmaceutical Co. Ltd.	253,833	3,182
	DoubleUGames Co. Ltd.	60,168	3,174
	LIG Nex1 Co. Ltd.	72,842	3,160
*,1	Studio Dragon Corp.	42,484	3,146
	MegaStudyEdu Co. Ltd.	51,330	3,127
*	Hanjin Heavy Industries & Construction Co. Ltd.	371,367	3,116
	JR REIT XXVII	663,215	3,112
	Daeduck Electronics Co. Ltd.	222,422	3,094
	SIMMTECH Co. Ltd.	133,630	3,094
	Hanjin Transportation Co. Ltd.	97,572	3,043
	Seoul Semiconductor Co. Ltd.	234,590	2,996
	DongKook Pharmaceutical Co. Ltd.	154,541	2,994
	Daishin Securities Co. Ltd. Preference Shares	188,534	2,931
	Korea Electric Terminal Co. Ltd.	46,295	2,919
	Handsome Co. Ltd.	87,730	2,905
	Eugene Technology Co. Ltd.	86,278	2,882
	RFHIC Corp.	110,328	2,869
	Dentium Co. Ltd.	44,748	2,864
*	TY Holdings Co. Ltd.	119,145	2,854
	S&S Tech Corp.	100,373	2,853
	Mcnex Co. Ltd.	85,217	2,843
	Green Cross LabCell Corp.	33,921	2,836
	PharmaResearch Co. Ltd.	39,836	2,823
	Lotte Chilsung Beverage Co. Ltd.	22,662	2,798
	Tesna Inc.	75,278	2,797
	SK Discovery Co. Ltd.	69,286	2,778
*	Hyosung Heavy Industries Corp.	42,636	2,744
	Tokai Carbon Korea Co. Ltd.	28,335	2,740
*	Hyundai Construction Equipment Co. Ltd.	79,685	2,722
*	CrystalGenomics Inc.	416,581	2,709
	LX Hausys Ltd.	41,100	2,703
*,1	Doosan Infracore Co. Ltd.	334,275	2,681
	Park Systems Corp.	29,383	2,677
	Daesang Corp.	129,723	2,643
*	Humasis Co. Ltd.	211,167	2,634
	Dawonsys Co. Ltd.	164,299	2,630
	BH Co. Ltd.	170,968	2,617
*	DIO Corp.	73,924	2,600
*	ABLBio Inc.	162,452	2,593
*	Hanwha Investment & Securities Co. Ltd.	712,719	2,574
*,1	Enzychem Lifesciences Corp.	42,247	2,572
*	Innox Advanced Materials Co. Ltd.	79,908	2,568
	Hyundai Greenfood Co. Ltd.	327,534	2,559
*	Ace Technologies Corp.	190,224	2,542
	Korea United Pharm Inc.	56,851	2,541
	Hanwha Corp. Preference Shares	184,899	2,528
	ESR Kendall Square REIT Co. Ltd.	464,252	2,493
*	Eoflow Co. Ltd.	56,556	2,470
	Boryung Pharmaceutical Co. Ltd.	182,781	2,464

		Shares	Market Value ($000)
*	Korea Line Corp.	1,014,335	2,461
*	SFA Semicon Co. Ltd.	474,580	2,459
*	Yungjin Pharmaceutical Co. Ltd.	581,029	2,448
	Hyundai Autoever Corp.	29,425	2,413
	Samwha Capacitor Co. Ltd.	48,646	2,396
	Shinsegae International Inc.	15,090	2,393
	L&C Bio Co. Ltd.	76,956	2,386
*	Inscobee Inc.	628,890	2,364
	Hankook & Co. Co. Ltd.	177,335	2,360
*	Webzen Inc.	110,290	2,358
*	CMG Pharmaceutical Co. Ltd.	689,908	2,340
	HDC Holdings Co. Ltd.	250,403	2,300
*	Kuk-il Paper Manufacturing Co. Ltd.	524,879	2,287
	Daea TI Co. Ltd.	404,501	2,284
	GOLFZON Co. Ltd.	19,323	2,283
*	UniTest Inc.	110,735	2,283
	Interpark Corp.	380,707	2,268
	SL Corp.	99,311	2,262
	SK Gas Ltd.	16,749	2,258
*	Anterogen Co. Ltd.	36,405	2,246
	Hyundai Home Shopping Network Corp.	37,566	2,245
*	Modetour Network Inc.	97,065	2,239
	Ahnlab Inc.	38,362	2,234
	Ilyang Pharmaceutical Co. Ltd.	84,313	2,234
*	Samsung Pharmaceutical Co. Ltd.	394,982	2,232
*	Jusung Engineering Co. Ltd.	230,119	2,229
	Halla Holdings Corp.	47,325	2,203
	TES Co. Ltd.	94,768	2,172
*,1	Krafton Inc.	5,102	2,163
	Hansae Co. Ltd.	110,958	2,147
*	Binex Co. Ltd.	150,978	2,136
*,1	KH Vatec Co. Ltd.	108,503	2,133
*	Lutronic Corp.	131,610	2,107
	SNT Motiv Co. Ltd.	49,602	2,106
*	Komipharm International Co. Ltd.	247,909	2,095
*	Shinsung E&G Co. Ltd.	1,009,886	2,081
*	LX Holdings Corp.	260,385	2,072
	Posco ICT Co. Ltd.	366,695	2,060
	Dong-A Socio Holdings Co. Ltd.	21,048	2,052
*	G-treeBNT Co. Ltd.	153,228	2,050
	Korea Real Estate Investment & Trust Co. Ltd.	972,620	2,000
	Mirae Asset Life Insurance Co. Ltd.	482,805	1,991
*	Hanwha General Insurance Co. Ltd.	525,888	1,990
	KUMHOE&C Co. Ltd.	181,159	1,979
	LOTTE Himart Co. Ltd.	79,325	1,974
	Dong-A ST Co. Ltd.	30,975	1,955
*	Hancom Inc.	107,313	1,948
*	Cafe24 Corp.	78,141	1,946
	Partron Co. Ltd.	250,040	1,935
*	Sangsangin Co. Ltd.	261,650	1,934
*	Insun ENT Co. Ltd.	173,777	1,931
*	OliX Pharmaceuticals Inc.	59,839	1,930
	Huons Global Co. Ltd.	37,510	1,921
	NICE Holdings Co. Ltd.	126,639	1,897
	Young Poong Corp.	3,373	1,892
	JW Pharmaceutical Corp.	88,035	1,874
*	KH Feelux Co. Ltd.	649,197	1,848
*	Medipost Co. Ltd.	92,491	1,843

		Shares	Market Value ($000)
	LF Corp.	120,426	1,805
	Yuanta Securities Korea Co. Ltd.	531,497	1,803
*	Vidente Co. Ltd.	238,182	1,797
*	Seojin System Co. Ltd.	59,164	1,779
	Huons Co. Ltd.	38,953	1,777
	Orion Holdings Corp.	127,512	1,775
	Songwon Industrial Co. Ltd.	103,406	1,725
	Tongyang Inc.	1,297,069	1,717
	SK Securities Co. Ltd.	2,313,728	1,713
	ENF Technology Co. Ltd.	67,462	1,713
*	Solid Inc.	295,620	1,703
	KTB Investment & Securities Co. Ltd.	321,727	1,698
	CJ CheilJedang Corp. Preference Shares	10,192	1,696
*	Grand Korea Leisure Co. Ltd.	124,199	1,696
	INTOPS Co. Ltd.	78,706	1,682
	Dongwon Industries Co. Ltd.	8,665	1,673
*	S-MAC Co. Ltd.	1,671,648	1,668
	Youlchon Chemical Co. Ltd.	81,283	1,664
	Seah Besteel Corp.	76,256	1,645
	HS Industries Co. Ltd.	286,809	1,640
	Vieworks Co. Ltd.	47,630	1,602
	ITM Semiconductor Co. Ltd.	43,798	1,592
	KISWIRE Ltd.	61,779	1,578
	i-SENS Inc.	58,739	1,549
	Harim Holdings Co. Ltd.	195,165	1,543
	Hanil Cement Co. Ltd.	103,150	1,538
*	Telcon RF Pharmaceutical Inc.	453,804	1,515
	Binggrae Co. Ltd.	31,845	1,514
	InBody Co. Ltd.	70,586	1,506
	Nexen Tire Corp.	230,574	1,505
*	Neowiz	77,979	1,505
	Nature Holdings Co. Ltd.	59,648	1,482
	Jeil Pharmaceutical Co. Ltd.	48,063	1,475
	Taeyoung Engineering & Construction Co. Ltd.	148,458	1,444
	Advanced Process Systems Corp.	69,357	1,440
	Kolon Corp.	43,765	1,433
	Hansol Paper Co. Ltd.	105,300	1,432
	OptoElectronics Solutions Co. Ltd.	47,743	1,413
*	Aprogen pharmaceuticals Inc.	1,597,046	1,410
	iMarketKorea Inc.	142,286	1,410
*	STCUBE	178,517	1,407
	Sungwoo Hitech Co. Ltd.	289,969	1,396
	Chongkundang Holdings Corp.	19,363	1,385
	Korea Asset In Trust Co. Ltd.	357,814	1,370
	Cuckoo Homesys Co. Ltd.	36,463	1,353
	Green Cross Cell Corp.	41,546	1,337
	Samyang Corp.	22,461	1,337
	Kwang Dong Pharmaceutical Co. Ltd.	197,783	1,330
*	Eutilex Co. Ltd.	62,134	1,321
	Youngone Holdings Co. Ltd.	33,272	1,320
*	Sambu Engineering & Construction Co. Ltd.	664,695	1,266
	Dongwon F&B Co. Ltd.	7,333	1,265
	Namhae Chemical Corp.	132,560	1,263
	KC Tech Co. Ltd.	62,161	1,254
*	Soulbrain Holdings Co. Ltd.	37,413	1,241
	Seobu T&D	164,221	1,237
	Eugene Investment & Securities Co. Ltd.	380,747	1,217
*	Peptron Inc.	119,458	1,208

		Shares	Market Value ($000)
*	AbClon Inc.	84,531	1,204
	Tongyang Life Insurance Co. Ltd.	203,073	1,196
*	SCM Lifescience Co. Ltd.	59,229	1,196
	NS Shopping Co. Ltd.	97,273	1,186
	Maeil Dairies Co. Ltd.	19,459	1,176
	Samchully Co. Ltd.	14,365	1,174
	LG HelloVision Co. Ltd.	194,022	1,153
	KISCO Corp.	136,647	1,142
	Hyundai Bioland Co. Ltd.	69,481	1,122
	Humedix Co. Ltd.	39,324	1,118
*	Namsun Aluminum Co. Ltd.	396,039	1,104
	Namyang Dairy Products Co. Ltd.	3,014	1,084
*	Lock&Lock Co. Ltd.	106,002	1,018
	KT Skylife Co. Ltd.	121,668	1,016
	Hankook Shell Oil Co. Ltd.	4,279	1,006
	Lotte Confectionery Co. Ltd.	9,366	996
	BGF Co. Ltd.	193,806	972
*	Hansol Technics Co. Ltd.	166,478	968
	E1 Corp.	19,205	959
*	CJ Freshway Corp.	33,552	947
	TK Corp.	98,388	940
	DB Financial Investment Co. Ltd.	167,685	934
	Toptec Co. Ltd.	116,323	927
*,1,3	SillaJen Inc.	340,708	921
*	Dongsung Pharmaceutical Co. Ltd.	110,312	918
*	Gamevil Inc.	28,917	906
	Lotte Food Co. Ltd.	2,595	902
	SPC Samlip Co. Ltd.	13,957	898
	Hyundai Livart Furniture Co. Ltd.	61,864	889
*	Wonik Holdings Co. Ltd.	202,877	888
*	Samsung Heavy Industries Co. Ltd. Rights Exp. 10/29/21	974,017	880
	ICD Co. Ltd.	79,230	879
	Hansol Holdings Co. Ltd.	257,533	868
	Shinhan Financial Group Co. Ltd. ADR	25,302	852
	Byucksan Corp.	263,447	850
	Dae Han Flour Mills Co. Ltd.	6,231	849
	KC Co. Ltd.	44,827	832
	Hanil Holdings Co. Ltd.	70,305	830
*	Able C&C Co. Ltd.	120,276	825
	Aekyung Industrial Co. Ltd.	43,393	824
	Muhak Co. Ltd.	87,541	821
	Hyundai Corp.	51,179	815
	Kolmar Korea Holdings Co. Ltd.	43,869	813
	Cuckoo Holdings Co. Ltd.	44,225	813
*	CUROCOM Co. Ltd.	590,197	792
	Woongjin Thinkbig Co. Ltd.	280,495	787
	Sung Kwang Bend Co. Ltd.	107,988	772
	Kyobo Securities Co. Ltd.	103,347	737
	Daeduck Co. Ltd.	122,486	730
*	Interflex Co. Ltd.	72,908	730
	AK Holdings Inc.	30,661	691
	Sam Young Electronics Co. Ltd.	66,608	688
	Daekyo Co. Ltd.	174,991	647
[1]	F&F Holdings Co. Ltd.	20,839	614
*	Sindoh Co. Ltd.	22,140	601
	SNT Dynamics Co. Ltd.	70,309	581
	Dae Hwa Pharmaceutical Co. Ltd.	65,917	577
	Eusu Holdings Co. Ltd.	114,688	565

		Shares	Market Value ($000)
*	Hyundai Engineering & Construction Co. Ltd. Rights Exp. 10/22/21	8,336	565
	Cell Biotech Co. Ltd.	34,485	532
*	Coreana Cosmetics Co. Ltd.	148,739	529
*	SBS Media Holdings Co. Ltd.	284,727	502
*	Homecast Co. Ltd.	189,088	492
*,1	KakaoBank Corp.	7,081	409
*,3	Y2 Solution Co. Ltd.	336,958	347
			7,800,704
Spain (1.9%)
	Banco Santander SA	115,487,403	418,338
	Iberdrola SA (XMAD)	39,812,436	400,530
	Banco Bilbao Vizcaya Argentaria SA	44,886,090	296,276
	Industria de Diseno Textil SA	7,086,453	260,751
[2]	Cellnex Telecom SA	4,101,677	253,005
*	Amadeus IT Group SA	2,872,005	188,897
	Telefonica SA	33,438,915	156,915
	Repsol SA	8,790,807	114,751
	Ferrovial SA	3,207,792	93,631
	CaixaBank SA	29,680,205	92,039
*,2	Aena SME SA	474,603	81,871
	Red Electrica Corp. SA	2,903,222	58,245
	Grifols SA	2,228,006	54,351
	Naturgy Energy Group SA	2,005,604	50,483
	Endesa SA	2,132,525	43,008
	ACS Actividades de Construccion y Servicios SA	1,523,334	41,265
*	Siemens Gamesa Renewable Energy SA	1,513,052	38,457
	Enagas SA	1,682,872	37,400
*	Banco de Sabadell SA	38,056,975	31,815
	Fluidra SA	753,367	29,866
	Bankinter SA	4,653,260	27,227
	Acciona SA	153,717	25,554
	Merlin Properties Socimi SA	2,258,293	23,161
	Inmobiliaria Colonial Socimi SA	2,285,888	22,168
	Viscofan SA	262,872	17,214
	Acerinox SA	1,300,177	16,664
	Mapfre SA	6,667,696	14,532
	Grupo Catalana Occidente SA	349,734	12,776
	Ebro Foods SA	510,128	9,739
	Zardoya Otis SA	1,196,305	9,716
	Laboratorios Farmaceuticos Rovi SA	148,376	9,707
	Applus Services SA	965,634	9,196
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,630,928	9,133
*	Indra Sistemas SA	832,475	8,917
	Cia de Distribucion Integral Logista Holdings SA	419,767	8,828
	CIE Automotive SA	347,935	8,773
[2]	Unicaja Banco SA	8,385,396	8,722
	Pharma Mar SA	91,666	7,885
	Faes Farma SA	1,996,405	7,828
	Almirall SA	484,988	7,693
*	Solaria Energia y Medio Ambiente SA	402,330	6,355
	Sacyr SA (XMAD)	2,444,199	6,006
*	Mediaset Espana Comunicacion SA	1,010,703	5,734
	Construcciones y Auxiliar de Ferrocarriles SA	126,809	5,291
*	Melia Hotels International SA	692,614	5,143
	Prosegur Cia de Seguridad SA	1,614,351	4,812
*,2	Gestamp Automocion SA	1,027,171	3,985
[2]	Aedas Homes SA	133,618	3,885
*,2	Neinor Homes SA	285,107	3,806

		Shares	Market Value ($000)
[2]	Global Dominion Access SA	744,515	3,777
	Fomento de Construcciones y Contratas SA	277,369	3,363
[2]	Metrovacesa SA	301,388	2,587
	Lar Espana Real Estate Socimi SA	398,686	2,492
*	Ence Energia y Celulosa SA	809,889	2,235
*	Atresmedia Corp. de Medios de Comunicacion SA	519,052	2,225
[2]	Prosegur Cash SA	2,467,802	1,980
*,1	Tecnicas Reunidas SA	206,300	1,951
*	Distribuidora Internacional de Alimentacion SA	99,790,219	1,698
*,1	NH Hotel Group SA (XMAD)	157,953	622
*,1	NH Hotel Group SA	17,550	69
			3,075,343
Sweden (3.3%)
	Atlas Copco AB Class A	4,303,476	259,868
	Investor AB Class B	12,068,543	259,527
	Telefonaktiebolaget LM Ericsson Class B	20,330,621	229,470
	Volvo AB Class B	10,089,186	225,256
	Hexagon AB Class B	12,007,751	185,736
	Assa Abloy AB Class B	6,186,614	179,453
	Sandvik AB	7,265,414	165,988
[2]	Evolution AB	1,089,136	164,938
	Skandinaviska Enskilda Banken AB Class A	9,763,754	137,604
	Swedbank AB Class A	6,780,280	136,722
	Essity AB Class B	4,113,411	127,573
	Atlas Copco AB Class B	2,496,425	126,885
*	H & M Hennes & Mauritz AB Class B	5,909,639	119,621
	Svenska Handelsbanken AB Class A	10,086,869	112,967
	Nibe Industrier AB Class B	8,080,895	101,551
	Swedish Match AB	10,441,505	91,390
	Epiroc AB Class A	4,262,381	88,367
	Investor AB Class A	3,768,198	81,592
	EQT AB	1,903,099	79,024
	Alfa Laval AB	2,116,165	78,930
	Telia Co. AB	17,319,329	71,247
*,2	Sinch AB	3,463,981	67,173
	Svenska Cellulosa AB SCA Class B	4,046,600	62,714
	Skanska AB Class B	2,419,173	60,691
	SKF AB Class B	2,565,410	60,496
	Getinge AB Class B	1,508,782	60,152
	Boliden AB	1,845,111	59,081
*	Kinnevik AB Class B	1,607,241	56,501
	Indutrade AB	1,891,717	52,605
	Tele2 AB Class B	3,380,343	50,052
	Lundin Energy AB	1,283,504	47,645
	Industrivarden AB Class A	1,453,656	46,440
	Epiroc AB Class B	2,475,060	43,838
	Lifco AB Class B	1,529,104	41,071
*	Fastighets AB Balder Class B	679,007	40,806
	Samhallsbyggnadsbolaget i Norden AB	6,765,474	37,435
	Sagax AB Class B	1,182,790	36,884
*	Electrolux AB Class B	1,549,853	35,807
[2]	Thule Group AB	709,375	35,566
	Trelleborg AB Class B	1,644,376	34,909
	Castellum AB	1,390,899	33,955
	Volvo AB Class A	1,477,099	33,375
	Industrivarden AB Class C	1,073,761	33,175
	Securitas AB Class B	2,078,415	32,896
	Husqvarna AB Class B	2,751,739	32,872

		Shares	Market Value ($000)
	Beijer Ref AB Class B	1,645,967	32,735
[2]	Dometic Group AB	2,156,147	32,559
*	Swedish Orphan Biovitrum AB	1,195,303	32,238
	Investment AB Latour Class B	967,704	29,945
	Avanza Bank Holding AB	835,140	29,425
	Holmen AB Class B	651,689	28,621
*	Nordic Entertainment Group AB Class B	512,248	27,660
	L E Lundbergforetagen AB Class B	498,298	27,346
	Elekta AB Class B	2,416,192	27,059
	Fabege AB	1,743,882	26,303
	AAK AB	1,157,835	24,906
	AddLife AB Class B	680,535	24,890
	Vitrolife AB	467,168	24,587
	ICA Gruppen AB	522,676	23,980
	AddTech AB Class B	1,274,665	22,615
	BillerudKorsnas AB	1,181,326	22,502
	Sweco AB Class B	1,345,468	21,215
	Nordnet AB publ	1,153,010	20,655
	AFRY AB	659,311	20,076
*	SSAB AB Class B	4,554,208	19,412
	Hexpol AB	1,673,248	19,028
	Arjo AB Class B	1,509,388	18,588
[2]	Bravida Holding AB	1,359,267	18,346
	Wihlborgs Fastigheter AB	892,076	17,732
*	Sectra AB Class B	876,056	17,680
	Saab AB Class B	622,674	17,628
	Nyfosa AB	1,226,337	17,317
	Axfood AB	717,035	17,143
	Kungsleden AB	1,290,012	16,998
	JM AB	472,067	16,686
	Wallenstam AB Class B	1,124,945	16,626
	Bure Equity AB	369,663	15,279
	Mips AB	148,294	14,872
	Instalco AB	321,534	14,702
[1]	Intrum AB	533,125	14,477
	Nolato AB Class B	1,178,584	14,058
	Loomis AB Class B	510,055	13,822
	Peab AB Class B	1,332,882	13,783
	Biotage AB	434,432	11,844
	Lindab International AB	459,453	11,669
	Mycronic AB	465,150	11,570
	Corem Property Group AB Class B	4,165,118	11,010
	Hufvudstaden AB Class A	729,504	10,895
*	Electrolux Professional AB Class B	1,510,954	10,788
	Medicover AB Class B	387,162	10,368
*	CELLINK AB Class B	174,449	10,327
	NCC AB Class B	647,688	10,203
	Catena AB	185,022	9,999
*	Pandox AB Class B	595,256	9,423
	Bilia AB Class A	514,982	9,294
	HMS Networks AB	189,639	9,131
	Troax Group AB	231,817	8,902
*	Modern Times Group MTG AB Class B	725,437	8,783
	Granges AB	724,593	8,704
	Vitec Software Group AB Class B	150,789	8,230
	Ratos AB Class B	1,332,523	7,800
*	BHG Group AB	534,901	7,728
*	SSAB AB Class A	1,511,662	7,416

		Shares	Market Value ($000)
*,2	Boozt AB	415,031	6,837
*	Betsson AB Class B	811,326	6,725
*	VNV Global AB	555,856	6,642
	Atrium Ljungberg AB Class B	304,032	6,362
*	SkiStar AB	281,747	5,830
[2]	Munters Group AB	699,916	5,723
	Dios Fastigheter AB	563,599	5,487
*	Cint Group AB	480,585	5,439
	Platzer Fastigheter Holding AB Class B	360,187	5,422
	Bonava AB Class B	572,047	5,189
*,1	SAS AB	23,461,602	5,131
	Nobia AB	763,744	5,033
*	Mekonomen AB	276,222	4,917
	Concentric AB	249,869	4,714
[2]	Resurs Holding AB	971,348	4,499
	Cloetta AB Class B	1,448,816	4,475
	Systemair AB	496,558	4,374
	INVISIO AB	216,115	4,284
*	Kinnevik AB Class A	108,101	4,252
*	Hansa Biopharma AB	301,351	4,016
	Corem Property Group AB Preference Shares	101,869	3,814
*,1,2	Scandic Hotels Group AB	894,260	3,623
	Fagerhult AB	463,432	3,536
	Investment AB Oresund	198,698	3,241
*	Karo Pharma AB	513,214	3,234
*,2	Attendo AB	691,939	2,985
	Clas Ohlson AB Class B	273,871	2,814
*	Camurus AB	136,664	2,557
	Telefonaktiebolaget LM Ericsson Class A	212,356	2,417
*	Collector AB	535,969	2,331
	Svenska Handelsbanken AB Class B	163,081	2,003
	Sagax AB Class D	516,931	1,902
	Husqvarna AB Class A	158,624	1,899
	Svenska Cellulosa AB SCA Class A	106,700	1,659
*,1,2	Oncopeptides AB	328,785	1,572
	Samhallsbyggnadsbolaget i Norden AB Class D	284,362	981
	Skandinaviska Enskilda Banken AB Class C	43,393	624
	SKF AB Class A	19,881	468
	NCC AB Class A	21,830	349
			5,274,786
Switzerland (7.3%)
	Nestle SA (Registered)	19,014,679	2,291,080
	Roche Holding AG	4,627,562	1,688,921
	Novartis AG (Registered)	14,300,892	1,172,662
	Zurich Insurance Group AG	1,002,255	409,842
	ABB Ltd. (Registered)	11,432,994	382,454
	Lonza Group AG (Registered)	500,026	375,074
	Cie Financiere Richemont SA Class A (Registered)	3,443,445	357,024
	UBS Group AG (Registered)	21,937,799	350,163
	Sika AG (Registered)	955,307	302,042
	Givaudan SA (Registered)	62,215	283,644
	Alcon Inc.	3,100,679	251,064
	Partners Group Holding AG	151,150	235,891
	Geberit AG (Registered)	229,551	168,537
	Swiss Re AG	1,948,391	166,296
	Credit Suisse Group AG (Registered)	16,184,164	159,839
*	Holcim Ltd.	3,065,994	147,735
	Sonova Holding AG (Registered)	357,948	135,271

		Shares	Market Value ($000)
	Straumann Holding AG (Registered)	67,917	121,807
	SGS SA (Registered)	39,649	115,412
	Kuehne + Nagel International AG (Registered)	337,234	115,132
	Swiss Life Holding AG (Registered)	209,808	105,715
	Swisscom AG (Registered)	171,868	98,907
	Julius Baer Group Ltd.	1,440,909	95,734
	Roche Holding AG (Bearer)	225,010	92,349
	Logitech International SA (Registered)	996,521	88,658
	Chocoladefabriken Lindt & Spruengli AG (Registered)	685	80,640
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	7,130	79,696
	Schindler Holding AG Ptg. Ctf.	275,346	73,922
[2]	VAT Group AG	172,916	68,245
*	SIG Combibloc Group AG	2,261,872	60,142
	Temenos AG (Registered)	411,703	55,863
	Barry Callebaut AG (Registered)	23,976	54,379
	Adecco Group AG (Registered)	1,032,837	51,751
	Swatch Group AG (Bearer)	196,662	51,305
	Swiss Prime Site AG (Registered)	505,389	49,367
	Tecan Group AG (Registered)	84,662	47,951
	Baloise Holding AG (Registered)	302,835	45,937
	EMS-Chemie Holding AG (Registered)	47,933	45,288
	Vifor Pharma AG	347,862	45,089
	Georg Fischer AG (Registered)	27,732	41,070
	PSP Swiss Property AG (Registered)	290,608	35,013
	Belimo Holding AG (Registered)	62,619	33,051
	Schindler Holding AG (Registered)	127,383	32,817
*	Holcim Ltd. (XSWX)	635,227	30,574
*	ams AG	1,668,039	30,256
	Bachem Holding AG (Registered) Class B	38,012	29,049
*	Clariant AG (Registered)	1,527,836	28,678
	Helvetia Holding AG (Registered)	236,450	25,651
*	Siegfried Holding AG (Registered)	27,507	24,508
*	Dufry AG (Registered)	421,276	23,666
[2]	Galenica AG	327,803	23,125
*	Flughafen Zurich AG (Registered)	127,637	22,740
	Bucher Industries AG (Registered)	43,918	20,853
*	Zur Rose Group AG	51,543	20,622
	DKSH Holding AG	243,209	19,024
	Allreal Holding AG (Registered)	94,393	18,718
*	Idorsia Ltd.	761,558	18,361
	Daetwyler Holding AG (Bearer)	49,554	17,570
	Comet Holding AG (Registered)	50,678	17,525
	Vontobel Holding AG (Registered)	186,406	15,683
	Interroll Holding AG (Registered)	3,703	15,678
	SFS Group AG	114,447	15,550
	Inficon Holding AG (Registered)	13,169	15,378
[1]	Stadler Rail AG	359,972	15,037
*	Softwareone Holding AG	683,927	14,955
	dormakaba Holding AG	20,550	14,909
	Banque Cantonale Vaudoise (Registered)	192,847	14,663
	Swatch Group AG (Registered)	284,585	14,643
*	Mobimo Holding AG (Registered)	43,692	14,503
	OC Oerlikon Corp. AG (Registered)	1,268,505	13,822
	Forbo Holding AG (Registered)	6,934	13,696
	Cembra Money Bank AG	201,459	13,530
	Emmi AG (Registered)	13,042	13,465
	BKW AG	121,918	13,162
	Bystronic AG	8,873	11,978

		Shares	Market Value ($000)
	Sulzer AG (Registered)	118,214	11,220
	Kardex Holding AG (Registered)	38,943	10,966
*	Landis+Gyr Group AG	166,789	10,712
	Swissquote Group Holding SA (Registered)	57,746	10,638
	Valiant Holding AG (Registered)	107,513	10,213
*	Dottikon Es Holding AG (Registered)	29,477	9,715
*	Aryzta AG	6,228,830	9,292
	Schweiter Technologies AG (Bearer)	6,291	9,035
	Huber + Suhner AG (Registered)	115,647	8,942
	VZ Holding AG	88,359	8,800
	St. Galler Kantonalbank AG (Registered)	19,007	8,472
*,2	Sensirion Holding AG	69,070	8,395
	Burckhardt Compression Holding AG	20,806	8,390
*,1	Meyer Burger Technology AG	18,439,265	8,303
	LEM Holding SA (Registered)	3,129	7,279
	Zehnder Group AG	65,342	6,914
*,2	Medacta Group SA	41,321	6,458
*	Komax Holding AG (Registered)	23,978	6,304
	Arbonia AG	297,246	5,791
*	Medmix AG	117,702	5,557
	Bossard Holding AG (Registered) Class A	17,722	5,536
	Vetropack Holding AG (Registered)	86,627	5,361
*	ALSO Holding AG (Registered)	17,695	5,104
*	Valora Holding AG (Registered)	24,883	4,867
	Intershop Holding AG	7,464	4,650
*	Bobst Group SA (Registered)	51,619	4,473
*	Rieter Holding AG (Registered)	20,389	4,456
	Leonteq AG	71,881	4,388
*,1	COSMO Pharmaceuticals NV	48,459	4,182
	Bell Food Group AG (Registered)	12,826	3,974
*	Ascom Holding AG (Registered)	237,473	3,744
*	EFG International AG	505,538	3,643
*,1	Basilea Pharmaceutica AG (Registered)	78,354	3,635
	Ypsomed Holding AG (Registered)	21,381	3,523
*	Autoneum Holding AG	18,608	3,009
*	u-blox Holding AG	44,503	2,945
*	Implenia AG (Registered)	102,327	2,270
*	Swiss Steel Holding AG	5,239,780	2,137
	Hiag Immobilien Holding AG	18,884	2,029
	VP Bank AG Class A	15,842	1,596
*	APG SGA SA	6,792	1,572
			11,512,841
United Kingdom (12.7%)
	AstraZeneca plc	10,445,653	1,258,887
	Diageo plc	15,496,376	750,257
	HSBC Holdings plc	137,891,588	720,991
	GlaxoSmithKline plc	33,359,882	629,607
	Royal Dutch Shell plc Class A	27,787,204	617,965
	BP plc	134,319,149	611,804
	Royal Dutch Shell plc Class B	24,934,607	552,467
	British American Tobacco plc	15,042,798	525,814
	Unilever plc	9,376,176	506,465
	Rio Tinto plc	7,331,060	480,567
	Unilever plc (XLON)	8,038,607	435,197
*	Glencore plc	89,355,076	420,336
	RELX plc	12,545,221	361,130
	BHP Group plc	14,025,263	353,357
	Prudential plc (XLON)	17,645,249	342,414

		Shares	Market Value ($000)
	Reckitt Benckiser Group plc	4,274,727	335,824
	Lloyds Banking Group plc	477,727,861	297,348
	Anglo American plc	8,295,323	290,740
	Barclays plc	114,246,022	290,297
	National Grid plc	23,954,094	285,430
	Vodafone Group plc	187,164,175	284,806
	Experian plc	6,168,887	258,416
*	Compass Group plc	12,023,403	245,893
	London Stock Exchange Group plc	2,450,063	245,517
	Ashtead Group plc	3,015,933	227,985
*	Flutter Entertainment plc (XDUB)	1,118,255	219,957
	CRH plc (XDUB)	4,618,259	216,716
	Ferguson plc	1,509,621	209,568
	Tesco plc	51,489,246	175,354
	BAE Systems plc	21,753,424	164,762
	Legal & General Group plc	39,965,254	150,153
	SSE plc	7,038,980	148,207
	Aviva plc	26,426,790	140,059
	Imperial Brands plc	6,355,246	132,930
	Segro plc	8,068,297	129,608
*	Entain plc	3,926,644	112,151
	3i Group plc	6,425,214	110,364
*	BT Group plc	50,788,987	108,882
	NatWest Group plc	35,295,941	106,412
*	Rolls-Royce Holdings plc	56,476,786	105,483
	WPP plc	7,807,810	104,606
	Croda International plc	908,733	104,120
	Smith & Nephew plc	5,930,928	102,177
	Standard Chartered plc	17,200,308	100,549
	Spirax-Sarco Engineering plc	495,299	99,657
	Rentokil Initial plc	12,557,176	98,609
	Halma plc	2,556,539	97,515
	Next plc	857,044	94,276
	Smurfit Kappa Group plc	1,732,308	89,971
	Mondi plc (XLON)	3,272,359	80,192
*	InterContinental Hotels Group plc	1,233,319	78,749
	Persimmon plc	2,138,111	76,469
	Bunzl plc	2,274,759	75,055
*	Informa plc	10,076,747	74,104
*	Ocado Group plc	3,276,118	73,214
	Intertek Group plc	1,086,680	72,663
	St. James's Place plc	3,578,330	72,183
	Melrose Industries plc	29,155,649	67,691
	Sage Group plc	7,104,491	67,647
	Burberry Group plc	2,711,327	65,985
	Kingfisher plc	14,225,429	64,212
*	Whitbread plc	1,363,646	60,632
	Barratt Developments plc	6,839,027	60,456
	United Utilities Group plc	4,612,668	60,035
	Wm Morrison Supermarkets plc	15,025,000	59,525
	Severn Trent plc	1,692,886	59,266
	Admiral Group plc	1,414,615	59,108
	Associated British Foods plc	2,342,811	58,319
	DCC plc	666,785	55,587
	Rightmove plc	5,786,168	53,159
*	Meggitt plc	5,268,073	51,975
	Smiths Group plc	2,679,600	51,670
	Intermediate Capital Group plc	1,872,377	51,271

		Shares	Market Value ($000)
	Taylor Wimpey plc	24,368,953	50,826
[2]	Auto Trader Group plc	6,367,591	50,216
	Abrdn plc	14,522,375	49,666
	Hargreaves Lansdown plc	2,558,824	49,131
	Pearson plc	5,098,296	48,894
	M&G plc	17,570,440	48,006
*	THG plc	7,004,996	47,824
	B&M European Value Retail SA	6,005,704	47,646
	DS Smith plc	8,625,231	47,635
	JD Sports Fashion plc	3,334,651	46,863
	Howden Joinery Group plc	3,841,231	46,244
	Dechra Pharmaceuticals plc	706,949	46,164
	Electrocomponents plc	3,178,248	46,010
	Johnson Matthey plc	1,279,181	45,893
	Land Securities Group plc	4,801,226	44,749
	J Sainsbury plc	11,585,445	44,404
	Antofagasta plc	2,343,200	42,582
*	Coca-Cola HBC AG	1,320,714	42,559
	British Land Co. plc	6,228,585	41,331
	Berkeley Group Holdings plc	705,898	41,221
	Polymetal International plc	2,410,109	40,722
*	S4 Capital plc	3,521,303	39,993
*	Weir Group plc	1,753,732	39,588
	Spectris plc	761,343	39,513
	IMI plc	1,772,476	39,400
	AVEVA Group plc	802,242	38,773
	Future plc	765,824	37,935
	Hikma Pharmaceuticals plc	1,141,936	37,565
	Bellway plc	831,795	36,688
	Phoenix Group Holdings plc	4,228,511	36,556
	Schroders plc	752,565	36,243
*	ITV plc	25,091,448	35,885
	Direct Line Insurance Group plc	9,184,673	35,748
	Royal Mail plc	6,197,303	35,048
	Tritax Big Box REIT plc	12,170,234	34,798
*	Marks & Spencer Group plc	13,177,967	32,347
	Genus plc	439,717	32,146
	CRH plc	677,299	31,965
	Derwent London plc	679,639	31,491
[2]	ConvaTec Group plc	10,831,493	31,450
	Travis Perkins plc	1,523,770	31,330
	UNITE Group plc	2,141,911	31,325
	Diploma plc	822,385	31,271
	Evraz plc	3,913,671	31,051
	Games Workshop Group plc	221,343	30,537
*	Centrica plc	39,581,396	30,057
	Tate & Lyle plc	3,165,622	29,442
	Pennon Group plc	1,888,561	28,787
	Inchcape plc	2,632,072	28,641
[2]	Avast plc	3,725,938	28,474
	Rotork plc	5,916,323	27,652
	Greggs plc	675,899	26,650
	IG Group Holdings plc	2,447,778	26,451
	Endeavour Mining plc	1,151,241	26,266
	Man Group plc	9,403,030	25,793
	Hiscox Ltd.	2,272,907	25,621
	Grafton Group plc	1,482,246	25,191
	Vistry Group plc	1,491,381	24,475

		Shares	Market Value ($000)
*	Carnival plc	1,045,756	23,663
*,2	Countryside Properties plc	3,471,803	23,505
	Hays plc	10,542,223	22,987
	Softcat plc	834,925	22,689
	HomeServe plc	1,859,852	22,612
*	easyJet plc	2,515,248	22,207
[2]	Quilter plc	11,267,941	21,608
	Britvic plc	1,788,868	21,503
	Big Yellow Group plc	1,140,683	21,456
	Close Brothers Group plc	1,013,113	21,043
	Pets at Home Group plc	3,204,277	20,663
*	Beazley plc	4,035,647	20,546
	Ultra Electronics Holdings plc	470,537	20,472
	Grainger plc	4,928,438	20,223
*,2	Watches of Switzerland Group plc	1,567,492	19,847
*	SSP Group plc	5,322,653	19,692
	Safestore Holdings plc	1,389,903	19,671
*	WH Smith plc	846,942	19,449
	LondonMetric Property plc	6,000,532	19,290
	Investec plc	4,510,514	19,248
*	IWG plc	4,823,315	18,885
	Computacenter plc	515,653	18,757
*,1	TUI AG	4,297,565	18,571
*,2	Wizz Air Holdings plc	270,675	18,190
	Primary Health Properties plc	8,894,252	18,046
*	International Consolidated Airlines Group SA	7,523,967	17,964
*	Dr. Martens plc	3,352,142	17,903
	Victrex plc	558,296	17,805
	Pagegroup plc	2,111,454	17,684
	Drax Group plc	2,697,914	17,455
	OSB Group plc	2,563,243	17,281
	Assura plc	17,981,083	17,261
	Great Portland Estates plc	1,711,992	17,183
	Cranswick plc	350,857	16,843
	Domino's Pizza Group plc	3,098,376	16,453
	QinetiQ Group plc	3,782,112	16,371
	Savills plc	883,905	16,029
*	Ascential plc	2,894,346	15,965
	Balfour Beatty plc	4,352,372	15,804
	Shaftesbury plc	1,902,207	15,530
*,2	Network International Holdings plc	3,147,168	15,421
	Spirent Communications plc	4,037,718	15,132
	Synthomer plc	2,253,400	15,074
	Bodycote plc	1,268,845	14,867
*,2	Trainline plc	3,112,929	14,685
	Renishaw plc	231,203	14,678
	Genuit Group plc	1,574,962	14,667
	Dunelm Group plc	761,616	14,513
	Serco Group plc	8,056,092	14,512
*	Indivior plc	4,935,951	14,267
	Ashmore Group plc	3,094,086	14,154
*	John Wood Group plc	4,529,438	13,993
	Redrow plc	1,540,804	13,837
	Marshalls plc	1,334,128	13,362
	Hill & Smith Holdings plc	535,643	13,054
	Fresnillo plc	1,241,856	13,005
*	Playtech plc	2,058,276	12,998
	IP Group plc	6,776,051	12,741

		Shares	Market Value ($000)
	British American Tobacco plc ADR	358,284	12,640
*	Helios Towers plc	5,193,383	12,637
	Plus500 Ltd.	666,508	12,456
	Sanne Group plc	1,020,720	12,425
	Lancashire Holdings Ltd.	1,648,825	12,418
	Paragon Banking Group plc	1,682,291	12,371
	IntegraFin Holdings plc	1,758,906	12,213
[1]	Hammerson plc	28,303,532	12,213
	Currys plc	6,820,335	12,210
*	National Express Group plc	3,649,269	11,845
*,1,2	Aston Martin Lagonda Global Holdings plc	459,276	11,839
	TP ICAP Group plc	5,343,833	11,486
	Sirius Real Estate Ltd.	6,489,142	11,395
*	Frasers Group plc	1,242,390	11,361
	Liontrust Asset Management plc	392,911	11,212
	Micro Focus International plc	2,025,504	11,141
*	Mediclinic International plc	2,652,143	11,116
	Rathbone Brothers plc	408,227	11,050
	Capital & Counties Properties plc	4,969,568	11,043
	Oxford Instruments plc	359,746	10,953
	888 Holdings plc	1,821,553	10,502
	AJ Bell plc	1,934,989	10,379
	Brewin Dolphin Holdings plc	1,969,828	10,113
	Workspace Group plc	903,453	10,029
	Moneysupermarket.com Group plc	3,504,572	10,003
*	Firstgroup plc	8,284,806	9,966
	FDM Group Holdings plc	579,444	9,895
	Jupiter Fund Management plc	2,934,919	9,836
	Euromoney Institutional Investor plc	720,507	9,812
*	Energean plc	804,750	9,631
	Kainos Group plc	373,461	9,409
	Vesuvius plc	1,440,745	9,397
	Centamin plc	7,311,869	9,361
	Morgan Advanced Materials plc	1,892,121	9,157
*	Auction Technology Group plc	505,630	9,034
[2]	Airtel Africa plc	6,732,745	9,012
*	Mitie Group plc	9,497,035	9,007
	Redde Northgate plc	1,650,100	8,904
	Coats Group plc	9,750,440	8,847
	Morgan Sindall Group plc	273,066	8,725
	Ferrexpo plc	1,983,813	8,695
	Crest Nicholson Holdings plc	1,691,170	8,678
*	Babcock International Group plc	1,735,434	8,652
*	Oxford Biomedica plc	412,634	8,634
	Clarkson plc	167,324	8,573
	Rhi Magnesita NV	193,432	8,502
*	Just Group plc	6,986,019	8,466
	Cairn Energy plc	3,297,482	8,320
	Chemring Group plc	1,901,682	8,144
*	J D Wetherspoon plc	569,721	7,961
*	Elementis plc	3,910,420	7,883
*	Provident Financial plc	1,720,172	7,721
*	Capita plc	11,154,947	7,599
	Premier Foods plc	4,774,510	7,473
[2]	Ibstock plc	2,666,906	7,402
*,2	Biffa plc	1,518,137	7,307
	Essentra plc	2,017,673	7,230
*,1	Cineworld Group plc	6,775,467	7,123

		Shares	Market Value ($000)
*	Harbour Energy plc	1,452,313	7,089
	XP Power Ltd.	102,066	7,056
	Telecom Plus plc	426,483	6,977
*	Restaurant Group plc	4,988,409	6,931
	Hilton Food Group plc	432,423	6,785
	NCC Group plc	1,969,263	6,762
*	Greencore Group plc	3,520,090	6,678
*	Tullow Oil plc	9,542,412	6,561
*	Senior plc	2,836,895	6,516
[2]	TI Fluid Systems plc Class B	1,881,414	6,372
*,2	Trustpilot Group plc	1,202,859	6,240
	Keller Group plc	476,594	6,124
*	C&C Group plc (XLON)	1,900,382	6,028
	Halfords Group plc	1,355,991	5,557
*	AO World plc	1,901,587	5,544
*	Mitchells & Butlers plc	1,723,875	5,482
*,2	Equiniti Group plc	2,217,471	5,329
*	Bank of Georgia Group plc	254,682	5,325
*,2	Spire Healthcare Group plc	1,909,738	5,263
*	Petropavlovsk plc	19,052,674	5,248
	Wickes Group plc	1,706,822	5,236
*	PureTech Health plc	1,077,986	5,198
	Avon Protection plc	191,621	5,013
	UK Commercial Property REIT Ltd.	4,988,947	4,921
	Picton Property Income Ltd.	3,729,059	4,771
*	Moonpig Group plc	1,097,275	4,701
*	Marston's plc	4,280,785	4,664
	BMO Commercial Property Trust Ltd.	3,537,875	4,582
	TBC Bank Group plc	235,011	4,575
	Helical plc	683,614	4,078
*,1	Petrofac Ltd.	1,760,611	3,977
*	AG Barr plc	560,786	3,922
	PZ Cussons plc	1,255,263	3,798
	Hochschild Mining plc	2,115,200	3,780
[2]	Vivo Energy plc	2,615,307	3,740
	Devro plc	1,143,921	3,303
*	Rank Group plc	1,374,159	3,155
*	Go-Ahead Group plc	290,856	3,137
	CLS Holdings plc	1,046,344	3,121
*	SIG plc	4,800,106	3,101
*	Stagecoach Group plc	2,748,703	3,101
[2]	ContourGlobal plc	1,163,470	2,942
	Hunting plc	964,946	2,937
[2]	CMC Markets plc	738,710	2,816
*	TUI AG (XETR)	619,858	2,697
*	C&C Group plc	742,764	2,355
*,1,2	Funding Circle Holdings plc	1,029,546	2,155
[2]	Bakkavor Group plc	1,026,197	1,842
[2]	Alfa Financial Software Holdings plc	664,869	1,641
	Micro Focus International plc ADR	214,331	1,166
	Smurfit Kappa Group plc (XDUB)	17,019	896
*,2,3	Finablr plc	1,120,022	166
*,1,3	Intu Properties plc	5,470,032	131
*,3	NMC Health plc	510,606	—
*,3	Carillion plc	2,500,529	—
			19,987,704
Total Common Stocks (Cost $121,202,295)			155,819,184

		Shares	Market Value ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.068% (Cost $2,533,430)	25,339,786	2,533,978
Total Investments (100.4%) (Cost $123,735,725)			158,353,162
Other Assets and Liabilities—Net (-0.4%)			(697,240)
Net Assets (100%)			157,655,922
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,383,237,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $3,788,364,000, representing 2.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,523,842,000 was received for securities on loan, of which $1,518,112,000 is held in Vanguard Market Liquidity Fund and $5,730,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	289	62,102	(2,193)
Euro Stoxx 50 Index	December 2021	12,860	603,005	(17,342)
FTSE 100 Index	December 2021	2,802	267,054	2,735
S&P ASX 200 Index	December 2021	1,665	219,467	(3,060)
S&P TSX 60 Index	December 2021	1,024	193,401	(4,473)
Topix Index	December 2021	2,376	433,485	(3,844)
				(28,177)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	12/15/21	AUD	240,831	USD	177,859	—	(3,684)
Citibank, N.A.	12/15/21	AUD	74,063	USD	53,903	—	(338)
Royal Bank of Canada	12/15/21	AUD	49,335	USD	36,452	—	(772)
Bank of America, N.A.	12/15/21	AUD	15,873	USD	11,596	—	(117)
Toronto-Dominion Bank	12/15/21	CAD	230,399	USD	182,980	—	(1,076)
Royal Bank of Canada	12/15/21	CAD	36,082	USD	28,520	—	(32)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Goldman Sachs International	12/15/21	CAD	8,865	USD	6,985	14	—
Citibank, N.A.	12/15/21	EUR	418,217	USD	495,329	—	(10,087)
State Street Bank & Trust Co.	12/15/21	EUR	88,127	USD	104,545	—	(2,293)
Morgan Stanley Capital Services Inc.	12/15/21	EUR	32,943	USD	38,957	—	(734)
JPMorgan Chase Bank, N.A.	12/15/21	EUR	9,260	USD	10,866	—	(122)
Bank of America, N.A.	12/15/21	GBP	61,174	USD	84,515	—	(2,078)
Morgan Stanley Capital Services Inc.	12/15/21	GBP	33,573	USD	46,285	—	(1,042)
Deutsche Bank AG	12/15/21	GBP	18,592	USD	25,421	—	(366)
Goldman Sachs International	12/15/21	GBP	14,753	USD	20,371	—	(490)
JPMorgan Chase Bank, N.A.	12/15/21	GBP	4,953	USD	6,773	—	(97)
Royal Bank of Canada	12/15/21	JPY	42,346,554	USD	385,592	—	(4,825)
Citibank, N.A.	12/15/21	JPY	7,039,960	USD	63,873	—	(572)
Morgan Stanley Capital Services Inc.	12/15/21	JPY	4,326,634	USD	39,490	—	(586)
UBS AG	12/15/21	SGD	1,000	USD	743	—	(7)
UBS AG	12/15/21	USD	71,079	AUD	97,087	863	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	38,517	AUD	52,957	217	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	56,186	CAD	71,656	—	(388)
Bank of America, N.A.	12/15/21	USD	189,684	CHF	174,216	2,371	—
Barclays Bank plc	12/15/21	USD	12,904	DKK	81,202	236	—
State Street Bank & Trust Co.	12/15/21	USD	86,079	EUR	73,259	1,079	—
Citibank, N.A.	12/15/21	USD	251,168	JPY	27,973,756	—	(363)
Deutsche Bank AG	12/15/21	USD	85,355	JPY	9,378,707	1,024	—
BNP Paribas	12/15/21	USD	3,274	JPY	364,626	—	(5)
Bank of America, N.A.	12/15/21	USD	1,200	SEK	10,330	19	—
						5,823	(30,074)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At September 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,273,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	14,421,461	141,367,348	30,375	155,819,184
Temporary Cash Investments	2,533,978	—	—	2,533,978
Total	16,955,439	141,367,348	30,375	158,353,162
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,735	—	—	2,735
Forward Currency Contracts	—	5,823	—	5,823
Total	2,735	5,823	—	8,558
Liabilities
Futures Contracts[1]	30,912	—	—	30,912
Forward Currency Contracts	—	30,074	—	30,074
Total	30,912	30,074	—	60,986
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.